=================================
                                                       OMB APPROVAL
                                              =================================
                                              OMB Number: 3235-0578
                                              Expires: February 28, 2006
                                              Estimated average burden hours
                                              per response........20.00
                                              =================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number________________811-09519_______________________________________________
                                                  ---------
_______________________________TD WATERHOUSE TRUST _______________________________________________________
                               --------------------
                           (Exact name of registrant as specified in charter)
_______________________________100 Wall Street, New York, New York 10005 _________________________________
                               ------------------------------------------
                          (Address of principal executive offices) (Zip code)
______________George O. Martinez, President, TD Waterhouse Trust, 100 Summer Street, Boston, MA 02110______
                               (Name and address of agent for service)
Registrant's telephone number, including area code:__212-908-7537__________________________________________
                                                     ------------

Date of fiscal year end:__January 31, 2005____________________________
                          ----------------

Date of reporting period:___October 31, 2004        __________________
                            ------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
     File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   BOND INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------

U.S. GOVERNMENT OBLIGATION

U.S. TREASURY BONDS--8.2%
    9.88%, 11/15/15                  $  80,000    $    120,006
    9.25%, 02/15/16                     20,000          28,975
    7.25%, 05/15/16                     80,000         101,487
    7.50%, 11/15/16                     75,000          97,134
    8.75%, 05/15/17                     25,000          35,531
    8.50%, 02/15/20                     12,000          17,144
    6.25%, 08/15/23                     59,000          69,694
    6.00%, 02/15/26                    164,000         189,286
    6.13%, 11/15/27                    123,000         144,592
    5.50%, 08/15/28                     96,000         104,550
    5.25%, 02/15/29                    124,000         130,844
    6.25%, 05/15/30                    203,000         244,107
    5.38%, 02/15/31                    117,000         127,078
                                                   -----------
                                                     1,410,428
                                                   -----------
U.S. TREASURY NOTES--43.5%
    5.75%, 11/15/05                    142,000         147,147
    5.88%, 11/15/05                    197,000         204,303
    5.63%, 02/15/06                    130,000         135,469
    4.63%, 05/15/06                    198,000         204,659
    6.88%, 05/15/06                    181,000         193,210
    7.00%, 07/15/06                    137,000         147,323
    2.38%, 08/31/06                    360,000         359,142
    6.50%, 10/15/06                    156,000         167,694
    2.63%, 11/15/06                    295,000         295,323
    6.25%, 02/15/07                    109,000         117,694
    4.38%, 05/15/07                     85,000          88,470
    6.63%, 05/15/07                     74,000          81,082
    2.75%, 08/15/07                    150,000         149,918
    3.25%, 08/15/07                    195,000         197,521
    6.13%, 08/15/07                    130,000         141,639
    3.00%, 11/15/07                    185,000         185,954
    3.00%, 02/15/08                    177,000         177,560
    5.50%, 02/15/08                    173,000         187,029
    2.63%, 05/15/08                    175,000         173,045
    5.63%, 05/15/08                    102,000         111,068
    3.13%, 09/15/08                    140,000         140,394
    4.75%, 11/15/08                    145,000         154,107
    2.63%, 03/15/09                    195,000         190,658
    3.13%, 04/15/09                    135,000         134,636
    5.50%, 05/15/09                    233,000         255,881
    4.00%, 06/15/09                    150,000         154,892
    3.50%, 08/15/09                    145,000         146,501
    6.00%, 08/15/09                    159,000         178,186
    6.50%, 02/15/10                    216,000         248,525
    5.75%, 08/15/10                    196,000         219,191
    5.00%, 02/15/11                    167,000         180,333
    5.00%, 08/15/11                    186,000         200,873
    4.88%, 02/15/12                    197,000         211,121
    4.38%, 08/15/12                     95,000          98,544
    4.00%, 11/15/12                    149,000         150,653
    3.88%, 02/15/13                    185,000         185,058
    3.63%, 05/15/13                    200,000         196,438
    4.25%, 08/15/13                    250,000         255,517
    4.25%, 11/15/13                    230,000         234,672
    4.00%, 02/15/14                    170,000         170,007
    4.75%, 05/15/14                    215,000         227,329


                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------
    4.25%, 08/15/14                  $  55,000    $     55,971
                                                   -----------
                                                     7,454,737
                                                   -----------
TOTAL U.S. GOVERNMENT OBLIGATION
 (COST $8,702,913)--51.7%                            8,865,165
                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS

FANNIE MAE--16.9%
    7.00%, 07/15/05                     90,000          92,936
    5.50%, 02/15/06                    135,000         140,042
    4.38%, 10/15/06                     60,000          61,824
    5.00%, 01/15/07                     97,000         101,437
    4.25%, 07/15/07                     60,000          61,938
    6.00%, 05/15/08                     60,000          65,427
    5.25%, 01/15/09                     60,000          64,133
    6.63%, 09/15/09                    100,000         113,194
    7.25%, 01/15/10                     90,000         104,861
    6.00%, 05/15/11                    155,000         172,508
    6.25%, 05/15/29                     67,000          75,961
    6.00%, 02/01/33                    433,297         449,814
    6.00%, 03/01/33                    425,872         442,106
    6.00%, 03/01/33                    511,260         530,749
    5.50%, 10/01/33                    414,745         422,870
                                                   -----------
                                                     2,899,800
                                                   -----------
FEDERAL HOME LOAN BANK--1.1%
   5.13%, 03/06/06                     185,000         191,331
                                                   -----------
FREDDIE MAC--10.8%
    5.25%, 01/15/06                    100,000         103,229
    5.50%, 07/15/06                    110,000         115,105
    4.88%, 03/15/07                     40,000          41,807
    5.75%, 03/15/09                    100,000         109,125
    6.88%, 09/15/10                    150,000         173,599
    6.50%, 02/01/31                    183,101         192,558
    6.50%, 04/01/33                    160,229         168,504
    5.00%, 08/01/33                    471,051         470,977
    5.50%, 01/01/34                    229,704         234,242
    5.50%, 02/01/34                    225,916         230,379
                                                   -----------
                                                     1,839,525
                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $4,855,958)--28.8%                            4,930,656
                                                   -----------

CORPORATE BONDS
   Abbott Laboratories
    5.63%, 07/01/06                      5,000           5,230
   Ace Ina Holdings
    8.30%, 08/15/06                      3,000           3,247
   Alabama Power Co., Series G
    5.38%, 10/01/08                      6,000           6,378
   Albertson's, Inc., MTN,
    Series C
    6.63%, 06/01/28                      3,000           3,134
   Alcoa, Inc.
    6.50%, 06/01/11                     12,000          13,538
   Allstate Corp.
    7.88%, 05/01/05                      5,000           5,131
    7.20%, 12/01/09                     10,000          11,536
    7.50%, 06/15/13                      2,000           2,398
    6.75%, 05/15/18                      3,000           3,439

--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   BOND INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------
   Alltel Corp.
    6.50%, 11/01/13                  $   5,000    $      5,542
    7.00%, 03/15/16                     11,000          12,683
   American General Finance
    5.88%, 12/15/05                     30,000          31,042
   American General Finance,
    MTN, Series H
    5.38%, 10/01/12                      3,000           3,139
   Anadarko Petroleum Corp.
    5.38%, 03/01/07                      3,000           3,161
   Archer-Daniels-Midland
    8.88%, 04/15/11                      5,000           6,288
   Asian Development Bank
    2.38%, 03/15/06                      3,000           2,998
    6.75%, 06/11/07                      4,000           4,376
   Asian Development Bank, MTN
    4.88%, 02/05/07                      7,000           7,303
   Associates Corp.
    6.88%, 11/15/08                      5,000           5,587
   AT&T Wireless Services, Inc.
    7.50%, 05/01/07                     10,000          11,023
   Bank of America Corp.
    6.75%, 09/15/05                     10,000          10,344
    4.75%, 10/15/06                     10,000          10,351
    6.63%, 10/15/07                     10,000          10,914
    6.38%, 02/15/08                     10,000          10,912
    7.40%, 01/15/11                     10,000          11,716
    7.25%, 10/15/25                     10,000          11,841
   Bank One Corp.
    6.88%, 08/01/06                      5,000           5,348
    7.60%, 05/01/07                      8,000           8,855
    7.13%, 05/15/07                      8,000           8,773
    7.63%, 10/15/26                      4,000           4,894
    8.00%, 04/29/27                      4,000           5,062
   Bear Stearns Co., Inc.
    2.88%, 07/02/08                      8,000           7,803
   BellSouth Corp.
    6.88%, 10/15/31                     21,000          23,303
   BellSouth Telecommunications
    6.38%, 06/01/28                      5,000           5,225
    6.75%, 10/15/33                     14,000          14,436
   Best Foods, MTN, Series F
    6.63%, 04/15/28                      5,000           5,679
   BP Co. North America
    6.50%, 08/01/07                      4,000           4,358
   Bristol-Myers Squibb
    4.75%, 10/01/06                      9,000           9,299
    6.80%, 11/15/26                      6,000           6,947
   Chase Manhattan Corp.
    7.88%, 06/15/10                     65,000          76,944
   ChevronTexaco Corp.
    5.70%, 12/01/08                      5,000           5,118
    5.50%, 01/15/09                      5,000           5,358
    8.63%, 04/01/32                      5,000           7,342
   Citicorp
    6.38%, 01/15/06                      4,000           4,168
    7.25%, 09/01/08                      4,000           4,535
   Citicorp, MTN, Series C
    7.00%, 07/01/07                      8,000           8,784
   Citigroup, Inc.
    6.75%, 12/01/05                     12,000          12,524
    5.50%, 08/09/06                     12,000          12,545


                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------
    7.25%, 10/01/10                  $  12,000    $     14,147
    6.00%, 02/21/12                     13,000          14,424
   Coca-Cola Enterprises
    8.50%, 02/01/12                     15,000          18,900
    7.13%, 08/01/17                     15,000          17,882
    6.75%, 01/15/38                      8,000           9,339
   Compaq Computer
    7.65%, 08/01/05                      5,000           5,187
   Con Edison Co. of New York,
    Series B
    7.50%, 09/01/10                      5,000           5,880
   ConocoPhillips
    6.38%, 03/30/09                     25,000          27,707
   Consolidated Natural Gas,
    Series C
    6.25%, 11/01/11                     15,000          16,533
   Countrywide Home Loan, MTN,
    Series H
    6.25%, 04/15/09                     15,000          16,341
   DaimlerChrysler Holdings NA
    7.40%, 01/20/05                      6,000           6,063
    6.40%, 05/15/06                      6,000           6,308
    7.20%, 09/01/09                      6,000           6,765
   Deere & Co.
    7.85%, 05/15/10                     15,000          17,839
   E.I. Du Pont de Nemours & Co.
    8.25%, 09/15/06                      5,000           5,479
    5.88%, 05/11/09                     65,000          70,541
   European Investment Bank
    5.63%, 01/24/06                      5,000           5,190
    2.38%, 03/15/06                      7,000           6,983
    4.88%, 09/06/06                     16,000          16,585
    3.38%, 03/16/09                      7,000           7,020
   First Union National Bank
    7.88%, 02/15/10                      4,000           4,729
   FleetBoston Financial Corp.          15,000          16,430
    6.50%, 03/15/08                      5,000           5,144
   Florida Power & Light
    4.85%, 02/01/13
   Ford Motor Credit Co.
    6.88%, 02/01/06                     64,000           6,539
   General Electric Capital Corp.,
    MTN, Series A
    6.80%, 11/01/05                      9,000           9,370
    5.00%, 02/15/07                     80,000          83,460
    7.38%, 01/19/10                      9,000          10,454
   General Motors Acceptance Corp.
    6.88%, 09/15/11                     50,000          52,049
   Goldman Sachs Group, Inc.
    6.88%, 01/15/11                      7,000           7,964
    6.60%, 01/15/12                      7,000           7,864
   GTE South, Inc.
    6.13%, 06/15/07                     15,000          16,011
   Honeywell International
    6.63%, 06/15/28                      5,000           5,746
   Household Finance Corp.
    8.00%, 05/09/05                     14,000          14,405
    5.75%, 01/30/07                     24,000          25,368
    5.88%, 02/01/09                      9,000           9,733
    6.38%, 10/15/11                     11,000          12,269
    4.75%, 07/15/13                      9,000           8,987
   Household Financial Corp.
    6.50%, 01/24/06                     12,000          12,543

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   BOND INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------
    7.00%, 05/15/12                  $   9,000    $     10,398
   IBM Corp.
    6.50%, 01/15/28                     11,000          12,368
    7.00%, 10/30/45                     10,000          12,108
   Indiana Michigan Power,
    Series C
    6.13%, 12/15/06                      3,000           3,178
   Inter-American Development Bank
    5.38%, 01/18/06                      5,000           5,169
    7.38%, 01/15/10                      6,000           7,080
    4.38%, 09/20/12                      5,000           5,110
   Inter-American Development Bank,
    MTN
    3.38%, 03/17/08                      5,000            5,037
   International Bank for
    Reconstruction & Development
    7.00%, 01/27/05                     19,000          19,213
    5.00%, 03/28/06                     19,000          19,630
   Key Bank NA
    7.00%, 02/01/11                      2,000           2,283
   KFW International Finance
    4.75%, 01/24/07                     11,000          11,427
   Lehman Brothers Holdings
    7.75%, 01/15/05                     11,000          11,119
    6.25%, 05/15/06                     11,000          11,556
   Mellon Bank NA
    6.50%, 08/01/05                      5,000           5,132
   Merrill Lynch & Co.
    6.88%, 11/15/18                     65,000          74,506
   Morgan Stanley
    6.10%, 04/15/06                      8,000           8,379
    6.75%, 04/15/11                      8,000           9,080
   National Rural Utilities
    6.13%, 05/15/05                     20,000          20,391
   National Westminster Bank
    7.38%, 10/01/09                      4,000           4,631
   Pacific Bell
    6.25%, 03/01/05                      5,000           5,063
   Praxair, Inc.
    6.50%, 03/01/08                      5,000           5,481
    6.38%, 04/01/12                      4,000           4,522
   Procter & Gamble Co.
    6.60%, 12/15/04                     17,000          17,090
   Republic of Finland
    5.88%, 02/27/06                      3,000           3,133
   Republic of Italy
    2.75%, 12/15/06                     12,000          12,007
    6.00%, 02/22/11                      6,000           6,748
    5.63%, 06/15/12                      8,000           8,778
   Southwestern Bell Telephone
    6.63%, 07/15/07                     15,000          16,241
   SunTrust Bank
    5.45%, 12/01/17                      5,000           5,215
   Target Corp.
    5.40%, 10/01/08                     10,000          10,665
    5.88%, 11/01/08                      1,000           1,086
   Toyota Motor Credit Corp.
    4.35%, 12/15/10                      5,000           5,129
   Transocean, Inc.
    6.95%, 04/15/08                      4,000           4,469
   Turner Broadcasting System, Inc.
    8.38%, 07/01/13                      8,000           9,791

                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------
   Unilever Capital Corp.
    6.88%, 11/01/05                  $   8,000    $      8,335
   United Technologies Corp.
    7.50%, 09/15/29                      5,000           6,354
   Vastar Resources, Inc.
    6.50%, 04/01/09                      4,000           4,471
   Verizon Communications
    6.94%, 04/15/28                     15,000          16,530
   Verizon New England, Inc.
    6.50%, 09/15/11                     20,000          22,240
   Viacom, Inc.
    7.88%, 07/30/30                     15,000          18,966
   Virginia Electric & Power,
    Series D
    7.63%, 07/01/07                      6,000           6,654
   Wachovia Corp.
    6.63%, 07/15/05                      8,000           8,226
    7.05%, 08/01/05                      8,000           8,260
    4.95%, 11/01/06                     12,000          12,473
    6.40%, 04/01/08                      5,000           5,470
    6.25%, 08/04/08                      4,000           4,381
    6.38%, 01/15/09                      2,000           2,196
   Wal-Mart Stores, Inc.
    4.15%, 06/15/05                      8,000           8,089
    5.88%, 10/15/05                      2,000           2,062
    4.38%, 07/12/07                      1,000           1,034
    7.25%, 06/01/13                      9,000          10,808
   Wells Fargo & Co.
    5.00%, 11/15/14                      5,000           5,108
                                                  ------------
TOTAL CORPORATE BONDS
 (COST $1,594,755)--9.6%                             1,649,599
                                                  ------------

FOREIGN BONDS

CANADA--0.9%
   BP Canada Energy Co.
    6.75%, 02/15/05                      4,000           4,051
   British Columbia
    4.63%, 10/03/06                      4,000           4,138
    5.38%, 10/29/08                      4,000           4,289
   Canadian Government
    5.25%, 11/05/08                     12,000          12,862
   Hydro-Quebec
    8.00%, 02/01/13                     11,000          13,765
   Manitoba
    2.75%, 01/17/06                      4,000           4,018
    5.50%, 10/01/08                      4,000           4,291
    7.50%, 02/22/10                      4,000           4,700
   New Brunswick
    3.50%, 10/23/07                      4,000           4,046
   Newfoundland
    8.65%, 10/22/22                      4,000           5,619
    7.32%, 10/13/23                      4,000           5,022
   Nova Scotia
    5.75%, 02/27/12                      4,000           4,390
   Ontario
    4.20%, 06/30/05                      4,000           4,044
    7.00%, 08/04/05                      4,000           4,141
    2.63%, 12/15/05                      4,000           3,999

--------------------------------------------------------------------------------
3

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   BOND INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     PRINCIPAL
                                      AMOUNT/
                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
    6.00%, 02/21/06                  $   4,000    $      4,170
    3.50%, 09/17/07                      4,000           4,034
    3.13%, 05/02/08                      4,000           3,967
    5.50%, 10/01/08                      4,000           4,299
    3.75%, 12/15/09                      4,000           3,993
    5.13%, 07/17/12                      4,000           4,233
   Province of Saskatchewan
    7.13%, 03/15/08                      4,000           4,467
   Quebec
    5.50%, 04/11/06                      4,000           4,160
    5.75%, 02/15/09                      4,000           4,337
    5.00%, 07/17/09                      4,000           4,223
    7.00%, 01/30/07                      4,000           4,346
    6.13%, 01/22/11                      4,000           4,459
    7.50%, 07/15/23                      4,000           5,117
    7.13%, 02/09/24                      4,000           4,932
    7.50%, 09/15/29                      4,000           5,220
                                                  ------------
                                                       149,332
                                                  ------------
ITALY--0.1%
   Republic of Italy
    4.38%, 10/25/06                     24,000          24,664
                                                  ------------
NETHERLANDS--0.1%
   Deutsche Telekom
    8.50%, 06/15/10                     13,000          15,662
                                                  ------------
UNITED KINGDOM--0.2%
   Amvescap, Inc.
    5.90%, 01/15/07                      3,000           3,171
   Vodafone Group
    6.65%, 05/01/08                     10,000          11,045
    7.88%, 02/15/30                     10,000          12,853
                                                  ------------
                                                        27,069
                                                  ------------
TOTAL FOREIGN BONDS
 (COST $211,007)--1.3%                                 216,727
                                                  ------------

EXCHANGE TRADED FUNDS
   iShares Goldman Sachs Corp.
    Bond Fund                            6,140         691,671
   iShares Lehman Brothers
    Aggregate Bond Fund                  6,000         619,440
                                                  ------------
EXCHANGE TRADED FUNDS
 (COST $1,277,916)--7.6%                             1,311,111
                                                  ------------
TOTAL INVESTMENTS
 (COST $16,642,549)--99.0%                          16,973,258

OTHER ASSETS AND LIABILITIES, NET--1.0%                171,700
                                                  ------------

NET ASSETS--100.0%                                $ 17,144,958
                                                  ============




 DESCRIPTION OF ABBREVIATIONS:
 -----------------------------

 MTN  Medium Term Note


 At October 31, 2004, the tax basis cost of the Fund's investments was $16,642,549, and the unrealized appreciation and depreciation were $373,570 and $(42,861), respectively.

 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                      Dow 30 Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------

COMMON STOCK
   3M Co.                              122,436    $  9,497,361
   Alcoa, Inc.                         122,436       3,979,170
   Altria Group, Inc.                  122,436       5,933,249
   American Express Co.                122,436       6,497,679
   American International Group,
     Inc.                              122,436       7,433,090
   Boeing Co.                          122,436       6,109,556
   Caterpillar, Inc.                   122,436       9,860,995
   Citigroup, Inc.                     122,436       5,432,485
   Coca-Cola Co.                       122,436       4,978,248
   E.I. Du Pont de Nemours & Co.       122,436       5,248,831
   Exxon Mobil Corp.                   122,436       6,026,300
   General Electric Co.                122,436       4,177,516
   General Motors Corp.                122,436       4,719,908
   Hewlett-Packard Co.                 122,436       2,284,656
   Home Depot, Inc.                    122,436       5,029,671
   Honeywell International, Inc.       122,436       4,123,644
   Intel Corp.                         122,436       2,725,425
   International Business
     Machines Corp.                    122,436      10,988,631
   Johnson & Johnson                   122,436       7,147,814
   JPMorganChase & Co.                 122,436       4,726,030
   McDonald's Corp.                    122,436       3,569,009
   Merck & Co., Inc.                   122,436       3,833,471
   Microsoft Corp.                     122,436       3,426,984
   Pfizer, Inc.                        122,436       3,544,522
   Procter & Gamble Co.                122,436       6,266,274
   SBC Communications, Inc.            122,436       3,092,733
   United Technologies Corp.           122,436      11,364,510
   Verizon Communications, Inc.        122,436       4,787,248
   Wal-Mart Stores, Inc.               122,436       6,601,749
   Walt Disney Co.                     122,436       3,087,836
                                                  ------------
TOTAL COMMON STOCK
 (COST $167,610,044)--98.0%                        166,494,595
                                                  ------------

OTHER INVESTMENT COMPANY
 (COST $2,603,439)--1.5%
   Diamonds Trust, Series 1             25,294       2,539,012
                                                  ------------

U.S. GOVERNMENT OBLIGATION
 (COST $169,632)--0.1%
   U.S. Treasury Bills,
     mature 12/16/04,
     par value $170,000,
     yield at time of
     purchase 1.63% (A)                                169,632
                                                  ------------

TOTAL INVESTMENTS
 (COST $170,383,115)--99.6%                        169,203,239

OTHER ASSETS AND LIABILITIES, NET--0.4%                602,262
                                                  ------------

NET ASSETS--100.0%                                $169,805,501
                                                  ============

(A)   Security pledged as collateral on open futures contracts.



The following futures contracts were open as of October 31, 2004:

                      # OF                         UNREALIZED       EXPIRATION
DESCRIPTION        CONTRACTS         VALUE        DEPRECATION          DATE
-----------        ----------        -----        -----------          ----
DJIA[SM] Index        40          $4,003,600       $(94,400)       December 2004



At October 31, 2004, the tax basis cost of the Fund's investments was $171,596,483, and the unrealized appreciation and depreciation were $22,297,307 and $(24,690,551), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.




--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------

COMMON STOCK

AEROSPACE & DEFENSE--1.7%
   Boeing Co.                            9,901    $    494,060
   General Dynamics Corp.                2,359         240,901
   Goodrich Corp.                        1,296          39,956
   Lockheed Martin Corp.                 5,235         288,396
   Northrop Grumman Corp.                4,256         220,248
   Raytheon Co.                          5,277         192,505
   Rockwell Collins, Inc.                1,950          69,166
   United Technologies Corp.             6,004         557,291
                                                  ------------
                                                     2,102,523
                                                  ------------
AGRICULTURE--0.1%
   Monsanto Co.                          2,896         123,804
                                                  ------------
AIR TRANSPORTATION--0.7%
   Delta Air Lines, Inc. (A)               150             818
   FedEx Corp.                           3,485         317,553
   Honeywell International, Inc.         9,819         330,704
   Southwest Airlines Co.                9,611         151,565
   Textron, Inc.                         1,486         101,271
                                                  ------------
                                                       901,911
                                                  ------------
APPAREL/TEXTILES--0.3%
   Cintas Corp.                          2,009          86,668
   Coach, Inc. (A)                       1,850          86,266
   Jones Apparel Group, Inc.             1,647          58,139
   Liz Claiborne, Inc.                     950          38,836
   VF Corp.                              1,280          68,902
                                                  ------------
                                                       338,811
                                                  ------------
AUTOMOTIVE--0.9%
   Cooper Tire & Rubber                    868          16,909
   Dana Corp.                            1,203          17,937
   Delphi Corp.                          6,559          55,161
   Ford Motor Co.                       21,579         281,174
   General Motors Corp.                  6,696         258,131
   Genuine Parts Co.                     1,940          77,386
   Goodyear Tire & Rubber Co. (A)        2,080          20,966
   ITT Industries, Inc.                  1,076          87,307
   Navistar International Corp. (A)        769          26,569
   Paccar, Inc.                          2,053         142,293
   Rockwell International Corp.          2,156          89,884
   Visteon Corp.                         1,507          10,715
                                                  ------------
                                                     1,084,432
                                                  ------------
BANKS--8.2%
   Amsouth Bancorp                       4,225         111,498
   Bank of America Corp.                47,860       2,143,649
   Bank of New York Co., Inc.            9,298         301,813
   BB&T Corp.                            6,569         270,052
   Comerica, Inc.                        2,029         124,804
   Fifth Third Bancorp                   6,589         324,113
   First Horizon National Corp.          1,584          68,556
   Golden West Financial Corp.           1,778         207,884
   Huntington Bancshares, Inc.           2,550          61,072
   JPMorganChase & Co.                  41,799       1,613,441
   Keycorp                               4,683         157,302
   M&T Bank Corp.                        1,375         141,625


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Marshall & Ilsley Corp.               2,608    $    109,458
   Mellon Financial Corp.                4,929         142,448
   National City Corp.                   7,939         309,383
   North Fork Bancorporation, Inc.       2,051          90,449
   Northern Trust Corp.                  2,539         108,009
   PNC Financial Services Group, Inc.    3,087         161,450
   Regions Financial Corp.               4,991         175,084
   SouthTrust Corp.                      3,872         168,703
   Sovereign Bancorp, Inc.               3,600          77,940
   State Street Corp.                    3,801         171,235
   SunTrust Banks, Inc.                  3,348         235,632
   Synovus Financial Corp.               3,092          84,071
   US Bancorp                           22,229         635,972
   Wachovia Corp.                       15,497         762,607
   Washington Mutual, Inc.              10,027         388,145
   Wells Fargo & Co.                    19,891       1,187,891
   Zions Bancorp                         1,000          66,170
                                                  ------------
                                                    10,400,456
                                                  ------------
BEAUTY PRODUCTS--2.3%
   Alberto-Culver Co., Cl. B               825          37,009
   Avon Products, Inc.                   5,244         207,400
   Colgate-Palmolive Co.                 6,286         280,481
   Gillette Co.                         11,892         493,280
   International Flavors &
     Fragrances, Inc.                      851          33,232
   Kimberly-Clark Corp.                  5,822         347,399
   Procter & Gamble Co.                 30,148       1,542,975
                                                  ------------
                                                     2,941,776
                                                  ------------
BROADCASTING, NEWSPAPERS & ADVERTISING--1.1%
   Clear Channel Communications, Inc.    7,143         238,576
   Comcast Corp., Cl. A (A)             26,431         779,715
   Interpublic Group Cos., Inc. (A)      4,745          58,174
   Omnicom Group                         2,237         176,499
   Univision Communications,
     Inc., Cl. A (A)                     3,573         110,620
                                                  ------------
                                                     1,363,584
                                                  ------------
BUILDING & CONSTRUCTION--0.4%
   American Standard Cos. (A)            2,536          92,742
   Centex Corp.                          1,456          75,625
   Fluor Corp.                             825          38,313
   KB Home                                 458          37,670
   Masco Corp.                           5,147         176,336
   Pulte Homes, Inc.                     1,394          76,503
   Vulcan Materials Co.                  1,316          65,510
                                                  ------------
                                                       562,699
                                                  ------------
CHEMICALS--1.4%
   Air Products & Chemicals,
   Inc.                                  2,776         147,628
   Ashland, Inc.                           562          32,383
   Cooper Industries Ltd., Cl. A         1,068          68,245
   Dow Chemical Co.                     11,045         496,362
   E.I. Du Pont de Nemours & Co.        11,748         503,637
   Eastman Chemical Co.                    700          33,229
   Engelhard Corp.                       1,312          37,130
   Great Lakes Chemical Corp.              100           2,562
   Hercules, Inc. (A)                    1,283          18,321
   PPG Industries, Inc.                  1,999         127,436


--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Praxair, Inc.                         3,805    $    160,571
   Rohm & Haas Co.                       2,637         111,782
   Sigma-Aldrich Corp.                     600          33,384
                                                  ------------
                                                     1,772,670
                                                  ------------
COMPUTERS & SERVICES--6.4%
   3M Co.                                9,249         717,445
   Affiliated Computer Services,
     Inc., Cl. A (A)                     1,400          76,370
   Apple Computer, Inc. (A)              4,473         234,967
   Autodesk, Inc.                        1,312          69,208
   Cisco Systems, Inc. (A)              79,344       1,524,198
   Computer Sciences Corp. (A)           2,206         109,572
   Dell, Inc. (A)                       29,737       1,042,579
   eBay, Inc. (A)                        7,643         746,033
   Electronic Data Systems Corp.         6,017         127,982
   EMC Corp. (A)                        28,754         370,064
   Gateway, Inc. (A)                     4,088          23,915
   Hewlett-Packard Co.                  35,783         667,711
   International Business Machines
     Corp.                              19,765       1,773,909
   International Game Technology         3,816         126,081
   Lexmark International, Inc. (A)       1,505         125,080
   Monster Worldwide, Inc. (A)             875          24,544
   NCR Corp. (A)                           949          53,476
   Sun Microsystems, Inc. (A)           40,052         181,435
   Sungard Data Systems, Inc. (A)        3,389          89,775
   Symbol Technologies, Inc.             1,780          26,148
   Unisys Corp. (A)                      2,700          28,674
                                                  ------------
                                                     8,139,166
                                                  ------------
CONTAINERS & PACKAGING--0.2%
   Ball Corp.                              964          38,416
   Bemis Co.                             1,154          30,546
   Newell Rubbermaid, Inc.               3,247          70,005
   Pactiv Corp. (A)                      1,271          30,110
   Sealed Air Corp. (A)                    754          37,353
                                                  ------------
                                                       206,430
                                                  ------------
DATA PROCESSING--0.7%
   Automatic Data Processing             7,051         305,943
   First Data Corp.                     10,281         424,399
   Fiserv, Inc. (A)                      1,995          70,902
   IMS Health, Inc.                      2,176          46,088
                                                  ------------
                                                       847,332
                                                  ------------
DIVERSIFIED MANUFACTURING--1.0%
   Crane Co.                               683          19,035
   Danaher Corp.                         3,558         196,153
   Illinois Tool Works, Inc.             3,648         336,637
   Tyco International Ltd.              23,638         736,324
                                                  ------------
                                                     1,288,149
                                                  ------------
ELECTRICAL SERVICES--6.2%
   AES Corp. (A)                         8,060          87,854
   Allegheny Energy, Inc. (A)            1,480          27,099
   Ameren Corp.                          2,355         113,040
   American Electric Power Co., Inc.     4,400         144,892
   Calpine Corp. (A)                     2,250           5,602
   Centerpoint Energy, Inc.              3,483          36,606
   Cinergy Corp.                         2,001          79,079


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Citizens Communications Co. (A)       2,567    $     34,398
   CMS Energy Corp. (A)                  1,900          17,784
   Consolidated Edison, Inc.             2,664         115,751
   Constellation Energy Group,
   Inc.                                  1,830          74,335
   Dominion Resources, Inc.              3,831         246,410
   DTE Energy Co.                        1,827          78,031
   Duke Energy Corp.                    10,835         265,783
   Edison International                  3,833         116,906
   Emerson Electric Co.                  5,047         323,260
   Entergy Corp.                         2,488         162,616
   Exelon Corp.                          7,916         313,632
   FirstEnergy Corp.                     3,869         159,906
   FPL Group, Inc.                       2,038         140,418
   General Electric Co.                123,847       4,225,660
   NiSource, Inc.                        2,512          53,882
   PG&E Corp. (A)                        4,894         156,804
   Pinnacle West Capital Corp.             796          33,925
   PPL Corp.                             1,892          98,384
   Progress Energy, Inc.                 2,612         107,876
   Public Service Enterprise Group,
     Inc.                                2,740         116,697
   Southern Co.                          8,653         273,348
   Teco Energy, Inc.                     2,105          29,470
   TXU Corp.                             3,581         219,229
   XCEL Energy, Inc.                     4,693          80,250
                                                  ------------
                                                     7,938,927
                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.4%
   Adobe Systems, Inc.                   2,704         151,505
   American Power Conversion             1,742          33,586
   Eaton Corp.                           1,742         111,401
   Jabil Circuit, Inc. (A)               2,220          53,968
   Molex, Inc.                           2,244          66,355
   Sanmina Corp. (A)                     4,867          38,936
   Solectron Corp. (A)                  10,554          55,092
   Tektronix, Inc.                       1,057          32,059
                                                  ------------
                                                       542,902
                                                  ------------
ENTERTAINMENT--1.5%
   Carnival Corp.                        7,437         376,015
   Time Warner, Inc. (A)                53,740         894,234
   Walt Disney Co.                      24,188         610,021
                                                  ------------
                                                     1,880,270
                                                  ------------
ENVIRONMENTAL SERVICES--0.3%
   Allied Waste Industries, Inc. (A)     2,391          19,511
   Ecolab, Inc.                          3,175         107,474
   Waste Management, Inc.                6,836         194,689
                                                  ------------
                                                       321,674
                                                  ------------
FINANCIAL SERVICES--7.0%
   American Express Co.                 15,062         799,340
   Bear Stearns Cos., Inc.               1,225         116,069
   Capital One Financial Corp.           2,870         211,691
   Charles Schwab Corp.                 16,087         147,196
   CIT Group, Inc.                       1,500          60,600
   Citigroup, Inc.                      60,703       2,693,392
   Countrywide Financial Corp.           6,602         210,802
   E*Trade Financial Corp. (A)           3,100          39,990
   Equifax, Inc.                         1,300          33,995
   Fannie Mae                           11,233         787,995


--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Federated Investors, Inc., Cl. B      1,251    $     36,266
   Franklin Resources, Inc.              2,865         173,676
   Freddie Mac                           8,128         541,325
   Goldman Sachs Group, Inc.             5,660         556,831
   Janus Capital Group, Inc.             2,198          33,520
   Lehman Brothers Holdings, Inc.        3,233         265,591
   MBNA Corp.                           15,218         390,037
   Merrill Lynch & Co., Inc.            11,253         606,987
   Moody's Corp.                         1,752         136,323
   Morgan Stanley                       12,889         658,499
   Providian Financial Corp. (A)         3,049          47,412
   SLM Corp.                             5,261         238,113
   T. Rowe Price Group, Inc.             1,406          78,413
                                                  ------------
                                                     8,864,063
                                                  ------------
FOOD, BEVERAGE & TOBACCO--4.9%
   Altria Group, Inc.                   24,172       1,171,375
   Anheuser-Busch Cos., Inc.             9,447         471,878
   Archer-Daniels-Midland Co.            7,993         154,824
   Brown-Forman Corp., Cl. B             1,350          60,615
   Campbell Soup Co.                     4,950         132,858
   Coca-Cola Co.                        28,708       1,167,267
   Coca-Cola Enterprises, Inc.           5,437         113,688
   Conagra Foods, Inc.                   6,173         162,967
   Coors, Cl. B                            319          21,277
   Fortune Brands, Inc.                  1,652         120,299
   General Mills, Inc.                   4,277         189,257
   Hershey Foods Corp.                   3,052         154,706
   HJ Heinz Co.                          3,817         138,748
   Kellogg Co.                           4,805         206,615
   McCormick & Co., Inc.                 1,605          56,865
   Pepsi Bottling Group, Inc.            2,742          76,886
   PepsiCo, Inc.                        20,015         992,344
   Reynolds American, Inc.               1,799         123,879
   Sara Lee Corp.                        9,336         217,342
   Supervalu, Inc.                       1,271          37,482
   Sysco Corp.                           7,567         244,187
   UST, Inc.                             1,929          79,398
   Wm Wrigley, Jr. Co.                   2,715         177,561
                                                  ------------
                                                     6,272,318
                                                  ------------
FOOTWEAR--0.2%
   Nike, Inc., Cl. B                     3,120         253,687
   Reebok International Ltd.               501          18,537
                                                  ------------
                                                       272,224
                                                  ------------
GAS/NATURAL GAS--0.3%
   Dynegy, Inc., Cl. A (A)               4,451          21,943
   El Paso Energy Corp. (A)              7,507          67,113
   KeySpan Corp.                         1,846          73,748
   Kinder Morgan, Inc.                   1,522          97,971
   Nicor, Inc.                             100           3,752
   Peoples Energy Corp.                    100           4,278
   Sempra Energy                         2,554          85,661
   Williams Cos., Inc.                   5,737          71,770
                                                  ------------
                                                       426,236
                                                  ------------
HOTEL & MOTEL--0.3%
   Harrah's Entertainment, Inc.          1,254          73,384
   Hilton Hotels Corp.                   4,790          95,321


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Marriott International, Inc., Cl. A   2,618    $    142,655
   Starwood Hotels & Resorts
     Worldwide, Inc.                     2,233         106,581
                                                  ------------
                                                       417,941
                                                  ------------
HOUSEHOLD PRODUCTS--0.3%
   Clorox Co.                            2,423         132,296
   Leggett & Platt, Inc.                 2,150          60,480
   Maytag Corp.                          1,010          17,574
   Sherwin-Williams Co.                  1,650          70,488
   Whirlpool Corp.                         667          39,186
                                                  ------------
                                                       320,024
                                                  ------------
INSURANCE--5.0%
   ACE Ltd.                              3,315         126,169
   Aetna, Inc.                           1,810         171,950
   Aflac, Inc.                           6,005         215,459
   Allstate Corp.                        8,257         397,079
   AMBAC Financial Group, Inc.           1,257          98,121
   American International Group, Inc.   30,592       1,857,240
   Anthem, Inc. (A)                      1,575         126,630
   AON Corp.                             3,717          75,864
   Chubb Corp.                           2,214         159,696
   Cigna Corp.                           1,498          95,063
   Cincinnati Financial Corp.            1,984          82,832
   Hartford Financial Services
     Group, Inc.                         3,419         199,943
   Jefferson-Pilot Corp.                 1,620          78,230
   Lincoln National Corp.                1,850          81,030
   Loews Corp.                           2,228         133,457
   Marsh & McLennan Cos., Inc.           6,164         170,496
   MBIA, Inc.                            1,575          91,130
   Metlife, Inc.                         8,722         334,489
   MGIC Investment Corp.                 1,151          74,021
   Principal Financial Group             3,721         140,505
   Progressive Corp.                     2,587         242,014
   Prudential Financial, Inc.            6,239         289,926
   Safeco Corp.                          1,550          71,672
   St. Paul Cos.                         7,450         253,002
   Torchmark Corp.                       1,323          71,469
   UnitedHealth Group, Inc.              7,816         565,878
   UnumProvident Group, Inc.             2,768          37,811
   XL Capital Ltd., Cl. A                1,686         122,235
                                                  ------------
                                                     6,363,411
                                                  ------------
LEISURE PRODUCTS--0.1%
   Brunswick Corp.                       1,113          52,222
   Hasbro, Inc.                          2,072          36,654
   Mattel, Inc.                          4,960          86,849
                                                  ------------
                                                       175,725
                                                  ------------
MACHINERY & MANUFACTURING OPERATIONS--0.8%
   Black & Decker Corp.                    970          77,871
   Caterpillar, Inc.                     4,030         324,576
   Cummins, Inc.                           398          27,892
   Deere & Co.                           2,924         174,797
   Dover Corp.                           2,110          82,860
   Ingersoll-Rand Co., Cl. A             2,025         138,591
   Pall Corp.                            1,188          30,722
   Parker Hannifin Corp.                 1,280          90,406
   Snap-On, Inc.                           850          24,973


--------------------------------------------------------------------------------
3

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Stanley Works                           930    $     41,404
   WW Grainger, Inc.                     1,070          62,691
                                                  ------------
                                                     1,076,783
                                                  ------------
MEASURING DEVICES--0.3%
   Agilent Technologies, Inc. (A)        5,401         135,349
   Applied Biosystems Group-
     Applera Corp.                       1,903          36,309
   Fisher Scientific
   International (A)                     1,200          68,832
   PerkinElmer, Inc.                     1,624          33,357
   Thermo Electron Corp. (A)             1,393          40,397
   Waters Corp. (A)                      1,536          63,422
                                                  ------------
                                                       377,666
                                                  ------------
MEDICAL PRODUCTS & SERVICES--5.1%
   Amgen, Inc. (A)                      14,989         851,375
   Bausch & Lomb, Inc.                     649          39,563
   Baxter International, Inc.            7,364         226,517
   Becton Dickinson & Co.                2,836         148,890
   Biomet, Inc.                          3,114         145,362
   Boston Scientific Corp. (A)           9,612         339,304
   Caremark Rx, Inc. (A)                 5,400         161,838
   CR Bard, Inc.                         1,008          57,254
   Express Scripts, Inc. (A)               870          55,680
   Guidant Corp.                         3,758         250,358
   HCA, Inc.                             5,699         209,324
   Health Management Associates,
     Inc., Cl. A                         2,669          55,142
   Hospira, Inc. (A)                     1,650          52,651
   Humana, Inc. (A)                      1,748          33,474
   Johnson & Johnson                    34,839       2,033,901
   Laboratory Corp. of America
     Holdings (A)                        1,700          77,860
   Manor Care, Inc.                        690          22,591
   Medco Health Solutions, Inc. (A)      3,177         107,732
   Medtronic, Inc.                      14,288         730,260
   St. Jude Medical, Inc. (A)            2,077         159,036
   Stryker Corp.                         4,682         201,747
   Tenet Healthcare Corp. (A)            5,505          59,014
   WellPoint Health Networks (A)         1,873         182,917
   Zimmer Holdings, Inc. (A)             2,850         221,131
                                                  ------------
                                                     6,422,921
                                                  ------------
METAL & METAL INDUSTRIES--0.7%
   Alcoa, Inc.                          10,352         336,440
   Allegheny Technologies, Inc.          1,073          18,037
   Freeport-McMoran Copper &
     Gold, Inc., Cl. B                   1,679          60,813
   Newmont Mining Corp.                  5,298         251,761
   Nucor Corp.                           1,780          75,170
   Phelps Dodge Corp.                    1,091          95,506
   United States Steel Corp.             1,343          49,315
   Worthington Industries                1,027          20,386
                                                  ------------
                                                       907,428
                                                  ------------
MISC. BUSINESS SERVICES--0.4%
   Cendant Corp.                        11,981         246,689
   Convergys Corp. (A)                   1,152          14,988
   Deluxe Corp.                            600          22,854
   H&R Block, Inc.                       2,031          96,574


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Paychex, Inc.                         4,442    $    145,671
   Robert Half International, Inc.       1,550          41,121
                                                  ------------
                                                       567,897
                                                  ------------
MOTORCYCLES--0.1%
   Harley-Davidson, Inc.                 3,275         188,542
                                                  ------------
OFFICE SUPPLIES & EQUIPMENT--0.3%
   Avery Dennison Corp.                  1,307          79,518
   Pitney Bowes, Inc.                    2,697         117,994
   Xerox Corp. (A)                       9,404         138,897
                                                  ------------
                                                       336,409
                                                  ------------
PAPER & PAPER PRODUCTS--0.5%
   Boise Cascade Corp. (A)               1,050          30,996
   Georgia-Pacific Corp.                 2,967         102,628
   International Paper Co.               5,835         224,706
   Louisiana-Pacific Corp.               1,250          30,637
   MeadWestvaco Corp.                    2,362          74,474
   Temple-Inland, Inc.                     597          35,295
   Weyerhaeuser Co.                      2,922         183,034
                                                  ------------
                                                       681,770
                                                  ------------
PETROLEUM & FUEL PRODUCTS--6.9%
   Amerada Hess Corp.                    1,034          83,454
   Anadarko Petroleum Corp.              3,018         203,564
   Apache Corp.                          3,942         199,859
   Baker Hughes, Inc.                    3,580         153,331
   BJ Services Co. (A)                   1,794          91,494
   Burlington Resources, Inc.            4,660         193,390
   ChevronTexaco Corp.                  25,224       1,338,385
   ConocoPhillips                        8,058         679,370
   Devon Energy Corp.                    2,807         207,634
   EOG Resources, Inc.                   1,296          86,262
   Exxon Mobil Corp.                    76,734       3,776,848
   Halliburton Co.                       5,190         192,238
   Kerr-McGee Corp.                      1,756         103,990
   Marathon Oil Corp.                    4,042         154,041
   Nabors Industries Ltd. (A)            1,700          83,504
   Noble Corp. (A)                       1,580          72,174
   Occidental Petroleum Corp.            4,667         260,559
   Rowan Cos., Inc. (A)                    747          19,071
   Schlumberger Ltd.                     6,741         424,279
   Sunoco, Inc.                            694          51,606
   Transocean, Inc. (A)                  3,748         132,117
   Unocal Corp.                          3,207         133,892
   Valero Energy Corp.                   3,000         128,910
                                                  ------------
                                                     8,769,972
                                                  ------------
PHARMACEUTICALS--6.2%
   Abbott Laboratories                  18,383         783,667
   Allergan, Inc.                        1,531         109,558
   AmerisourceBergen Corp.               1,296          71,332
   Biogen Idec, Inc. (A)                 4,026         234,152
   Bristol-Myers Squibb Co.             22,917         536,945
   Cardinal Health, Inc.                 5,143         240,435
   Chiron Corp. (A)                      2,072          67,174
   Eli Lilly & Co.                      13,313         731,017
   Forest Laboratories, Inc. (A)         4,420         197,132
   Genzyme Corp. (A)                     2,690         141,144

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Gilead Sciences, Inc. (A)             4,800    $    166,224
   King Pharmaceuticals, Inc. (A)        2,172          23,697
   McKesson Corp.                        3,125          83,313
   Medimmune, Inc. (A)                   2,851          81,026
   Merck & Co., Inc.                    26,191         820,040
   Mylan Laboratories                    2,600          44,772
   Pfizer, Inc.                         89,536       2,592,067
   Schering-Plough Corp.                17,333         313,901
   Watson Pharmaceuticals, Inc. (A)        870          24,386
   Wyeth                                15,717         623,179
                                                  ------------
                                                     7,885,161
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.1%
   Eastman Kodak Co.                     3,232          97,865
                                                  ------------
PRINTING & PUBLISHING--0.7%
   Dow Jones & Co., Inc.                   718          31,771
   Gannett Co., Inc.                     3,246         269,256
   Knight-Ridder, Inc.                     913          62,568
   McGraw-Hill Cos., Inc.                2,256         194,580
   Meredith Corp.                          377          18,473
   New York Times Co., Cl. A             1,723          69,006
   RR Donnelley & Sons Co.               2,146          67,492
   Tribune Co.                           3,860         166,752
                                                  ------------
                                                       879,898
                                                  ------------
PROFESSIONAL SERVICES--0.1%
   Apollo Group, Inc., Cl. A (A)         2,196         144,936
                                                  ------------
RAILROADS--0.5%
   Burlington Northern Santa Fe
   Corp.                                 4,353         181,999
   CSX Corp.                             2,420          88,330
   Norfolk Southern Corp.                4,604         156,306
   Union Pacific Corp.                   3,107         195,647
                                                  ------------
                                                       622,282
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS--0.5%
   Apartment Investment &
     Management Co., Cl. A                 811          29,756
   Equity Office Properties Trust        4,738         133,232
   Equity Residential Properties Trust   3,390         113,056
   Plum Creek Timber Co., Inc.           2,264          82,161
   Prologis                              2,107          82,131
   Simon Property Group, Inc.            2,292         133,669
                                                  ------------
                                                       574,005
                                                  ------------
RETAIL--7.0%
   Albertson's, Inc.                     4,025          91,810
   Autonation, Inc. (A)                  2,304          39,698
   Autozone, Inc. (A)                      950          77,719
   Bed Bath & Beyond, Inc. (A)           3,253         132,690
   Best Buy Co., Inc.                    3,874         229,418
   Big Lots, Inc. (A)                      200           2,478
   Circuit City Stores                   2,310          37,537
   CVS Corp.                             4,518         196,352
   Darden Restaurants, Inc.              2,055          50,348
   Dillard's, Inc., Cl. A                  988          20,244
   Dollar General Corp.                  3,989          76,788
   Family Dollar Stores                  1,537          45,418
   Federated Department Stores           1,978          99,790
   Gap, Inc.                            10,824         216,264


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Home Depot, Inc.                     26,199    $  1,076,255
   JC Penney Co.                         3,290         113,801
   Kohls Corp. (A)                       4,011         203,598
   Kroger Co. (A)                        8,529         128,873
   Limited Brands                        5,351         132,598
   Lowe's Cos., Inc.                     8,999         506,464
   May Department Stores Co.             3,416          89,021
   McDonald's Corp.                     14,573         424,803
   Nordstrom, Inc.                       1,453          62,741
   Office Depot, Inc. (A)                3,632          58,802
   RadioShack Corp.                      1,866          55,849
   Safeway, Inc. (A)                     5,537         100,995
   Sears, Roebuck & Co.                  2,469          86,415
   Staples, Inc.                         5,415         161,042
   Starbucks Corp. (A)                   4,490         237,431
   Target Corp.                         10,744         537,415
   Tiffany & Co.                         1,414          41,473
   TJX Cos., Inc.                        5,667         135,895
   Toys "R" Us, Inc. (A)                 2,222          40,018
   Wal-Mart Stores, Inc.                50,349       2,714,818
   Walgreen Co.                         12,156         436,279
   Wendy's International, Inc.           1,350          45,050
   Winn-Dixie Stores, Inc.                 200             688
   Yum! Brands, Inc.                     3,192         138,852
                                                  ------------
                                                     8,845,730
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS--3.1%
   Advanced Micro Devices, Inc. (A)      3,036          51,065
   Altera Corp. (A)                      4,130          93,875
   Analog Devices, Inc.                  4,399         177,104
   Applied Materials, Inc. (A)          19,957         321,308
   Applied Micro Circuits Corp. (A)      2,929          10,662
   Broadcom Corp., Cl. A (A)             3,653          98,814
   Intel Corp.                          75,884       1,689,178
   JDS Uniphase Corp. (A)               16,350          51,829
   Johnson Controls, Inc.                2,212         126,858
   KLA-Tencor Corp. (A)                  2,306         104,992
   Linear Technology Corp.               3,456         130,913
   LSI Logic Corp. (A)                   3,548          16,143
   Maxim Integrated Products             3,782         166,370
   Micron Technology, Inc. (A)           6,199          75,504
   Millipore Corp. (A)                     404          18,580
   National Semiconductor Corp. (A)      4,220          70,474
   Novellus Systems, Inc. (A)            1,734          44,928
   Nvidia Corp. (A)                      1,718          24,859
   PMC-Sierra, Inc. (A)                  1,922          19,720
   Power-One, Inc. (A)                     100             702
   QLogic Corp. (A)                        750          24,375
   Teradyne, Inc. (A)                    1,511          25,022
   Texas Instruments, Inc.              20,577         503,108
   Xilinx, Inc.                          3,971         121,513
                                                  ------------
                                                     3,967,896
                                                  ------------
SOFTWARE--4.7%
   BMC Software, Inc. (A)                1,721          32,561
   Citrix Systems, Inc. (A)              1,542          37,208
   Computer Associates
     International, Inc.                 6,870         190,368
   Compuware Corp. (A)                   4,626          26,785
   Electronic Arts, Inc. (A)             3,678         165,216


--------------------------------------------------------------------------------
5

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                    500 Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Intuit, Inc. (A)                      2,254    $    102,241
   Mercury Interactive Corp. (A)           805          34,961
   Microsoft Corp.                     126,680       3,545,773
   Novell, Inc. (A)                      5,420          38,970
   Oracle Corp. (A)                     61,395         777,261
   Parametric Technology Corp. (A)       3,140          16,297
   Peoplesoft, Inc. (A)                  3,989          82,851
   Siebel Systems, Inc. (A)              5,894          55,993
   Symantec Corp. (A)                    3,713         211,418
   Veritas Software Corp. (A)            5,082         111,194
   Yahoo, Inc. (A)                      15,873         574,444
                                                  ------------
                                                     6,003,541
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS--5.3%
   ADC Telecommunications, Inc. (A)      9,858          21,786
   Alltel Corp.                          3,633         199,561
   Andrew Corp. (A)                      2,006          28,044
   AT&T Corp.                            8,943         153,015
   Avaya, Inc. (A)                       5,196          74,823
   BellSouth Corp.                      21,533         574,285
   CenturyTel, Inc.                      1,170          37,545
   CIENA Corp. (A)                       4,413          10,900
   Comverse Technology, Inc. (A)         1,730          35,707
   Corning, Inc. (A)                    15,022         172,002
   Lucent Technologies, Inc. (A)        50,928         180,794
   Motorola, Inc.                       26,830         463,086
   Network Appliance, Inc. (A)           4,005          98,002
   Nextel Communications, Inc.,
     Cl. A (A)                          13,081         346,516
   Qualcomm, Inc.                       19,029         795,603
   Qwest Communications
     International (A)                  18,656          63,804
   SBC Communications, Inc.             39,035         986,024
   Scientific-Atlanta, Inc.              1,506          41,249
   Sprint Corp. (FON Group) (A)         16,812         352,211
   Tellabs, Inc. (A)                     4,857          38,856
   Verizon Communications, Inc.         32,652       1,276,693
   Viacom, Inc., Cl. B                  20,422         745,199
                                                  ------------
                                                     6,695,705
                                                  ------------
TESTING LABORATORIES--0.1%
   Quest Diagnostics, Inc.               1,111          97,257
                                                  ------------
TRAVEL SERVICES--0.0%
   Sabre Holdings Corp.                  1,487          31,986
                                                  ------------
TRUCKING & LEASING--0.9%
   Ryder System, Inc.                      775          38,828
   United Parcel Service, Inc., Cl. B   13,286       1,051,985
                                                  ------------
                                                     1,090,813
                                                  ------------
WHOLESALE--0.2%
   Costco Wholesale Corp.                5,410         259,355
                                                  ------------
TOTAL COMMON STOCK
 (COST $115,242,411)--96.4%                        122,395,276
                                                  ------------


                                                     VALUE
--------------------------------------------------------------

TOTAL INVESTMENTS
 (COST $115,242,411)--96.4%                       $122,395,276

OTHER ASSETS AND LIABILITIES, NET--3.6%              4,634,509
                                                  ------------

NET ASSETS                                        $127,029,785
                                                  ============
(A)   Non-income producing security.


The following futures contracts were open as of October 31, 2004:

                   # OF                       UNREALIZED        EXPIRATION
DESCRIPTION     CONTRACTS      VALUE        APPRECIATION           DATE
-----------     ----------     -----        ------------           ----
S&P 500(R)
   E-Mini           29       $1,638,935        $23,522        December 2004
S&P 500(R)
   Index            11        3,108,325         16,500        December 2004
                    --        ---------         ------
                    40       $4,747,260        3$40,022


At October 31, 2004, the tax basis cost of the Fund's investments was $116,924,620, and the unrealized appreciation and depreciation were $15,392,439 and $(9,921,783), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.




--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------

COMMON STOCK

AEROSPACE & DEFENSE--0.7%
   Alliant Techsystems, Inc. (A)           725    $     41,680
   Armor Holdings, Inc. (A)                550          20,361
   BE Aerospace, Inc. (A)                1,250          10,725
   Curtiss-Wright Corp.                    300          16,743
   DRS Technologies, Inc. (A)              550          19,921
   EDO Corp.                               510          14,270
   ESCO Technologies, Inc. (A)             220          15,356
   Esterline Technologies Corp. (A)        290           9,164
   GenCorp, Inc.                         1,110          15,429
   Kaman Corp., Cl. A                    1,461          16,071
   Moog, Inc., Cl. A (A)                   300          11,259
   MTC Technologies, Inc. (A)              300           8,197
   Orbital Sciences Corp. (A)            1,070          11,075
   Sequa Corp., Cl. A (A)                  200          10,796
   Teledyne Technologies, Inc. (A)         500          12,785
   Titan Corp. (A)                         680          10,091
   Trimble Navigation Ltd. (A)             466          13,370
   Triumph Group, Inc. (A)                 250           8,590
   United Defense Industries,
   Inc. (A)                              1,300          52,182
                                                  ------------
                                                       318,065
                                                  ------------
AGRICULTURE--0.1%
   Delta & Pine Land Co.                   800          21,056
   Mosaic Co. (A)                        3,350          50,384
                                                  ------------
                                                        71,440
                                                  ------------
AIR TRANSPORTATION--0.3%
   Airtran Holdings, Inc. (A)              630           7,321
   Alaska Air Group, Inc. (A)              350           9,219
   America West Holdings Corp.,
    Cl. B (A)                              700           3,206
   AMR Corp.-Delaware (A)                2,610          20,149
   Continental Airlines, Inc.,
    Cl. B (A)                              840           7,795
   EGL, Inc. (A)                         1,330          42,533
   ExpressJet Holdings, Inc. (A)           960          10,675
   Frontier Airlines, Inc. (A)             750           6,270
   JetBlue Airways Corp. (A)             1,000          22,050
   Mesa Air Group, Inc. (A)              1,021           5,861
   Northwest Airlines Corp. (A)            800           7,080
   Offshore Logistics, Inc. (A)            280          10,125
   Skywest, Inc.                           830          14,176
                                                  ------------
                                                       166,460
                                                  ------------
APPAREL/TEXTILES--0.7%
   Carter's, Inc. (A)                      500          15,730
   Columbia Sportswear Co. (A)             731          44,123
   Guess?, Inc. (A)                        860          14,362
   Gymboree Corp. (A)                      620           7,502
   Kellwood Co.                            650          20,449
   Mohawk Industries, Inc. (A)             900          76,572
   Oshkosh B'Gosh, Inc.                    300           5,448
   Oxford Industries, Inc.                 270          10,014
   Phillips-Van Heusen                     400           9,116
   Polo Ralph Lauren Corp.               1,400          51,702
   Quiksilver, Inc. (A)                  1,200          32,700
   Russell Corp.                           600          10,374
   Skechers U.S.A., Inc., Cl. A (A)        600           6,624

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Warnaco Group, Inc. (A)                 600    $     12,240
                                                  ------------
                                                       316,956
                                                  ------------
AUTOMOTIVE--1.1%
   Aftermarket Technology Corp. (A)        500           7,195
   American Axle & Manufacturing
    Holdings, Inc.                         500          14,350
   Arctic Cat, Inc.                        380           9,542
   ArvinMeritor, Inc.                      930          17,354
   BorgWarner, Inc.                      1,070          49,627
   Clarcor, Inc.                           370          18,241
   Collins & Aikman Corp. (A)            2,800          10,892
   Dollar Thrifty Automotive Group (A)     440          10,613
   Federal Signal Corp.                    800          13,296
   Group 1 Automotive, Inc. (A)            300           8,487
   Harsco Corp.                            530          25,678
   Hayes Lemmerz International,
    Inc. (A)                               870           7,238
   Keystone Automotive Industries,
    Inc. (A)                               250           4,506
   Mcgrath Rentcorp                        200           7,786
   Midas, Inc. (A)                         400           7,572
   Monaco Coach Corp.                      450           7,987
   Monro Muffler, Inc. (A)                 300           7,300
   Oshkosh Truck Corp.                     750          44,175
   Polaris Industries, Inc.                870          51,635
   Sports Resorts Internatioal,
    Inc. (A)                             3,847          12,233
   SPX Corp.                               834          31,984
   Standard Motor Products, Inc.           550           8,382
   Stoneridge, Inc. (A)                    500           6,725
   Superior Industries
   International                           300           8,181
   Teleflex, Inc.                        1,030          45,104
   Tenneco Automotive, Inc. (A)            550           7,007
   TRW Automotive Holdings Corp. (A)     2,110          38,740
   United Auto Group, Inc.                 420          11,340
   Winnebago Industries                    420          13,188
                                                  ------------
                                                       506,358
                                                  ------------
BANKS--8.4%
   1st Source Corp.                        510          13,826
   Alabama National Bancorp                200          12,780
   Amcore Financial, Inc.                  490          14,911
   Anchor Bancorp Wisconsin, Inc.          480          12,451
   Arrow Financial Corp.                   257           7,481
   Associated Bancorp                    1,515          52,555
   Astoria Financial Corp.                 700          27,363
   Bancfirst Corp.                         150           9,756
   Bancorpsouth, Inc.                    1,350          32,116
   Bank Mutual Corp.                     1,927          23,664
   Bank of Granite Corp.                   872          18,116
   Bank of Hawaii Corp.                    400          19,100
   Bank of the Ozarks, Inc.                300           9,685
   BankAtlantic Bancorp, Inc., Cl. A       950          16,615
   Banknorth Group, Inc.                 2,270          80,063
   Bankunited Financial Corp. (A)          770          22,907
   Banner Corp.                            754          22,545
   BOK Financial Corp. (A)                 801          36,454
   Boston Private Financial
    Holdings, Inc.                         540          13,252
   Brookline Bancorp, Inc.                 680          10,533
   Capital City Bank Group, Inc.           290          11,342
   Capitol Federal Financial               719          24,432

--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Cascade Bancorp                         400    $      8,100
   Cathay General Bancorp                  682          26,871
   Charter Financial Corp.                 360          13,644
   Chemical Financial Corp.                900          33,597
   Chittenden Corp.                        512          14,500
   Citizens Banking
   Corp.-Michigan                          610          19,977
   Citizens First Bancorp, Inc.            703          16,612
   City Bank-Lynnwood WA                   250           9,585
   City Holding Co.                        350          12,127
   City National Corp.                     550          37,895
   Clifton Savings Bancorp, Inc. (A)       600           7,017
   Coastal Financial Corp.                  72           1,067
   CoBiz, Inc.                             787          15,618
   Colonial BancGroup, Inc.              1,100          23,815
   Columbia Banking Systems, Inc.          350           8,575
   Commerce Bancorp, Inc.                1,100          65,164
   Commerce Bancshares, Inc.               930          45,663
   Commercial Capital Bancorp, Inc.      1,180          26,467
   Commercial Federal Corp.                450          12,514
   Community Bank System, Inc.             620          17,118
   Community First Bankshares, Inc.        600          19,332
   Community Trust Bancorp, Inc.           250           8,250
   Compass Bancshares, Inc.              1,600          76,432
   Corus Bankshares, Inc.                  500          23,005
   Cullen/Frost Bankers, Inc.              850          41,650
   CVB Financial Corp.                     715          17,732
   Downey Financial Corp.                  350          19,341
   East-West Bancorp, Inc.                 700          28,028
   Euronet Worldwide, Inc. (A)             350           8,022
   Fidelity Bankshares, Inc.               330          12,830
   First Bancorp Puerto Rico               700          38,171
   First Bancorp-North Carolina            250           9,422
   First Busey Corp.                       375           7,112
   First Charter Corp.                     600          15,318
   First Citizens BancShares,
    Inc., Cl. A                            100          11,795
   First Commonwealth Financial Corp.    1,000          14,520
   First Community Bancorp, Inc.           350          14,689
   First Federal Capital Corp.             250           8,325
   First Financial Bancorp               1,070          18,661
   First Financial Bankshares, Inc.        360          15,185
   First Financial Corp.-Indiana           250           7,897
   First Financial Holdings, Inc.          250           7,592
   First Merchants Corp.                   300           7,464
   First Midwest Bancorp, Inc.           1,337          46,675
   First National Bankshares of
    Florida, Inc.                        1,072          26,468
   First Niagara Financial Group, Inc.   1,130          15,752
   First Oak Brook Bancshares, Inc.        250           7,855
   First of Long Island Corp.              300          13,203
   First Republic Bank                     320          15,424
   FirstFed Financial Corp. (A)            320          16,448
   FirstMerit Corp.                        750          19,597
   Flagstar Bancorp, Inc.                1,250          26,112
   Flushing Financial Corp.                450           8,671
   FNB Corp.                             1,441          29,584
   Franklin Bank Corp. (A)                 450           7,425
   Frontier Financial Corp.                400          15,398
   Fulton Financial Corp.                2,029          43,542
   Glacier Bancorp, Inc.                   475          15,034
   Gold Banc Corp., Inc.                   750          10,912
   Great Southern Bancorp, Inc.            250           8,342


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Greater Bay Bancorp                     730    $     22,809
   Hancock Holding Co.                     400          12,660
   Hanmi Financial Corp.                   300           9,114
   Harbor Florida Bancshares, Inc.         600          19,224
   Harleysville National Corp.             367           9,384
   Hibernia Corp., Cl. A                 2,170          62,930
   Hudson City Bancorp, Inc.             2,520          92,081
   Hudson River Bancorp                    610          11,962
   Hudson United Bancorp                 1,250          49,750
   IBERIABANK Corp.                        150           9,153
   Independence Community Bank           1,883          70,857
   Independent Bank Corp.                  250           8,242
   Independent Bank
   Corp.-Michigan                          440          11,955
   IndyMac Bancorp, Inc.                   660          21,292
   Integra Bank Corp.                      350           7,672
   Interchange Financial Services          300           7,305
   International Bancshares Corp.          717          26,529
   Investors Financial Services Corp.      600          23,094
   Irwin Financial Corp.                   400           9,972
   ITLA Capital Corp. (A)                  384          18,594
   KNBT Bancorp, Inc. (A)                  700          12,040
   Levitt Corp., Cl. A (A)                 237           5,652
   MAF Bancorp, Inc.                       910          39,012
   Main Street Banks, Inc.                 460          13,506
   MB Financial, Inc.                      300          12,822
   Mercantile Bankshares Corp.           1,120          54,589
   Mid-State Bancshares                    350           9,390
   Midwest Banc Holdings, Inc.             350           7,266
   Nara Bancorp, Inc.                      700          13,377
   NASB Financial, Inc.                    556          22,240
   National Penn Bancshares, Inc.          437          11,563
   NBT Bancorp, Inc.                       500          11,570
   Netbank, Inc.                           750           6,960
   New York Community Bancorp, Inc.      3,523          64,682
   NewAlliance Bancshares, Inc. (A)      1,350          18,738
   North Fork Bancorporation, Inc.       1,813          79,953
   Northwest Bancorp, Inc.                 580          13,804
   OceanFirst Financial Corp.              350           8,344
   Ocwen Financial Corp. (A)             1,430          10,725
   Old National Bancorp-Indiana          1,050          26,008
   Old Second Bancorp, Inc.                300           8,811
   Omega Financial Corp.                   200           7,214
   Oriental Financial Group                390          11,049
   Pacific Capital Bancorp               1,000          31,830
   Park National Corp.                     290          37,671
   Partners Trust Financial Group, Inc.  2,888          29,400
   Peapack Gladstone Financial Corp.       550          16,390
   Peoples Bancorp, Inc.-Ohio              250           7,012
   Peoples Bank Bridgeport                 900          33,741
   Peoples Holding Co.                     535          17,789
   PFF Bancorp, Inc.                       330          13,018
   Popular, Inc.                         3,540          91,049
   PrivateBancorp, Inc.                    460          14,881
   Prosperity Bancshares, Inc.             260           7,085
   Provident Bancorp, Inc.                 700           8,460
   Provident Bankshares Corp.              450          15,629
   Provident Financial Services, Inc.      633          11,394
   R&G Financial Corp., Cl. B              380          14,296
   Republic Bancorp, Inc.                1,080          18,047
   Republic Bancorp, Inc., Cl. A           400          11,140
   Riggs National Corp.                    350           7,389

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   S&T  Bancorp, Inc.                      500    $     18,020
   Sandy Spring Bancorp, Inc.              330          11,411
   Santander BanCorp                       440          12,276
   Seacoast Banking Corp of Florida        350           7,567
   Signature Bank (A)                      300           8,841
   Silicon Valley Bancshares (A)           650          26,007
   Sky Financial Group, Inc.             1,393          37,444
   South Financial Group, Inc.             610          18,312
   Southwest Bancorp of Texas            1,200          28,128
   Sterling Bancorp-New York               250           7,215
   Sterling Bancshares, Inc.               700           9,919
   Sterling Financial
   Corp.-Pennsylvania                      500          13,250
   Sterling Financial Corp.-
    Washington (A)                         440          16,531
   Suffolk Bancorp                         250           7,700
   Sun Bancorp, Inc.-New Jersey (A)        350           8,103
   SunTrust Banks, Inc.                    174          12,246
   Susquehanna Bancshares, Inc.            610          15,171
   SY Bancorp, Inc.                        350           7,945
   TCF Financial Corp.                   2,000          63,040
   Texas Regional Bancshares,
    Inc., Cl. A                            975          31,132
   Tompkins Trustco, Inc.                  150           6,863
   Trico Bancshares                        400           8,684
   Trustco Bank Corp.                    1,150          15,399
   Trustmark Corp.                         800          25,224
   UCBH Holdings, Inc.                     500          21,545
   UMB Financial Corp.                     250          12,863
   Umpqua Holdings Corp.                   620          15,426
   UnionBanCal Corp.                     1,930         117,248
   United Bankshares, Inc.                 700          25,669
   United Community Banks/GA               450          10,836
   United Community Financial
    Corp.-Ohio                             600           6,702
   Unizan Financial Corp.                  490          13,024
   USB Holding Co., Inc.                   367           9,975
   Valley National Bancorp               1,355          38,428
   W Holding Co., Inc.                   1,377          27,526
   Washington Federal, Inc.              1,955          49,892
   Washington Trust Bancorp, Inc.          300           8,271
   Waypoint Financial Corp.                400          10,984
   Webster Financial Corp.                 621          29,684
   WesBanco, Inc.                          340          10,309
   West Coast Bancorp-Oregon               350           8,295
   Westamerica Bancorporation              600          34,314
   Westcorp                                900          35,928
   Whitney Holding Corp.                   375          16,354
   Willow Grove Bancorp, Inc.              892          15,128
   Wilmington Trust Corp.                  600          20,736
   Wintrust Financial Corp.                250          14,250
   WSFS Financial Corp.                    150           8,146
                                                  ------------
                                                     4,003,164
                                                  ------------
BEAUTY PRODUCTS--0.2%
   Chattem, Inc. (A)                       500          16,730
   DEL Laboratories, Inc. (A)               57           1,901
   Elizabeth Arden, Inc. (A)               350           8,393
   Estee Lauder Cos., Inc., Cl.
   A                                     1,600          68,720
   Inter Parfums, Inc.                     300           4,031
   Playtex Products, Inc. (A)            1,520           9,530
                                                  ------------
                                                       109,305
                                                  ------------

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------

BROADCASTING, NEWSPAPERS & ADVERTISING--3.3%
   4Kids Entertainment, Inc. (A)           350    $      6,401
   Adelphia Communications, Cl. A (A)      400             116
   Beasley Broadcasting Group,
    Cl. A (A)                              500           8,215
   Cablevision Systems Corp., Cl.
    A (A)                                2,410          49,598
   Catalina Marketing Corp. (A)          1,150          29,451
   Charter Communications, Inc.,
    Cl. A (A)                            2,810           7,081
   Citadel Broadcasting Corp. (A)        2,750          40,012
   COX Communications, Inc., Cl. A (A)   7,859         270,664
   COX Radio, Inc., Cl. A (A)              650          10,335
   Crown Media Holdings, Inc.,
    Cl. A (A)                            1,870          16,839
   Cumulus Media, Inc., Cl. A (A)          600           9,750
   DIRECTV Group, Inc. (A)              18,289         306,707
   Emmis Communications Corp.,
    Cl. A (A)                              760          14,212
   Entercom Communications Corp. (A)       450          14,940
   Entravision Communications
    Corp., Cl. A (A)                     1,000           8,050
   Fisher Communications, Inc. (A)         250          11,763
   Fox Entertainment Group, Inc.,
    Cl. A (A)                            5,640         167,282
   Gaylord Entertainment Co. (A)           400          13,404
   Getty Images, Inc. (A)                  800          47,304
   Grey Global Group, Inc.                  60          60,061
   Hearst-Argyle Television, Inc.        1,500          39,090
   Insight Communications (A)              450           3,807
   Lamar Advertising Co. (A)             2,250          93,195
   Liberty Corp.                           250          10,108
   Liberty Media International, Inc.,
    Cl A (A)                             1,467          52,885
   Lin TV Corp., Cl. A (A)                 640          11,635
   Mediacom Communications Corp. (A)     2,700          17,685
   Price Communications Corp. (A)        1,050          16,727
   Radio One, Inc., Cl. A (A)            1,750          25,638
   Regent Communications, Inc. (A)       1,250           6,875
   Saga Communications, Inc. (A)           400           6,728
   Salem Communications Corp. (A)          250           6,250
   Sinclair Broadcast Group,
    Inc., Cl. A                          1,510          10,570
   Spanish Broadcasting System,
    Cl. A (A)                              750           7,590
   Tivo, Inc. (A)                        1,500          10,088
   UnitedGlobalCom, Inc., Cl. A (A)      4,100          30,668
   Valueclick, Inc. (A)                    900           8,361
   Westwood One, Inc. (A)                2,080          48,006
   XM Satellite Radio Holdings, Inc.,
    Cl. A (A)                            2,528          81,705
                                                  ------------
                                                     1,579,796
                                                  ------------
BUILDING & CONSTRUCTION--1.9%
   ABM Industries, Inc.                  1,550          32,162
   Beazer Homes USA, Inc.                  190          20,858
   Brookfield Homes Corp.                  800          20,720
   Champion Enterprises, Inc. (A)        1,709          18,611
   DR Horton, Inc.                       3,072          92,160
   Drew Industries, Inc. (A)               200           6,270
   Dycom Industries, Inc. (A)              500          16,325
   Eagle Materials, Inc.                   500          34,555
   ElkCorp                                 280           7,882
   Encompass Services Corp. (A)(B)       1,000              --

--------------------------------------------------------------------------------
3

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Fleetwood Enterprises, Inc.(A)        1,003    $     12,628
   Florida Rock Industries, Inc.           450          23,242
   Genlyte Group, Inc. (A)                 200          14,712
   Granite Construction, Inc.              575          13,961
   Griffon Corp. (A)                       700          15,575
   Hovnanian Enterprises, Inc.,
    Cl. A (A)                            1,390          52,181
   Insituform Technologies, Inc. (A)       450           8,919
   JLG Industries, Inc.                    550           9,174
   Lafarge North America, Inc.           1,000          49,000
   Lennar Corp.                          2,030          91,309
   M/I Homes, Inc.                         270          11,610
   Martin Marietta Materials, Inc.         500          22,765
   MDC Holdings, Inc.                      720          55,260
   Meritage Corp. (A)                      200          17,740
   NCI Building Systems, Inc. (A)          250           8,037
   NVR, Inc. (A)                            50          31,350
   Palm Harbor Homes, Inc. (A)             400           5,996
   Ryland Group, Inc.                      593          56,566
   Simspon Manufacturing Co., Inc.         400          25,712
   Skyline Corp.                           200           8,016
   Standard-Pacific Corp.                  350          19,653
   Technical Olympic USA, Inc.             570          14,415
   Toll Brothers, Inc. (A)               1,060          49,131
   Universal Forest Products, Inc.         290          10,636
   USG Corp. (A)                           550          12,315
   Walter Industries, Inc.                 800          13,608
   WCI Communities, Inc. (A)               500          11,800
   William Lyon Homes, Inc. (A)             90           6,206
                                                  ------------
                                                       921,060
                                                  ------------
CHEMICALS--1.3%
   Airgas, Inc.                          1,350          33,210
   Albemarle Corp.                         700          25,095
   American Vanguard Corp.                 200           6,474
   Arch Chemicals, Inc.                    440          12,474
   Cabot Corp.                             650          22,152
   Cabot Microelectronics Corp. (A)        250           9,007
   Church & Dwight, Inc.                   675          18,373
   Crompton Corp.                        2,900          26,970
   Cytec Industries, Inc.                  360          16,744
   Ferro Corp.                             660          13,906
   FMC Corp. (A)                           400          17,540
   Georgia Gulf Corp.                      550          24,898
   HB Fuller Co.                           400          10,760
   Hexcel Corp. (A)                        700          10,850
   Kronos Worldwide, Inc. (A)            1,397          55,740
   Lubrizol Corp.                        1,300          45,149
   Lyondell Chemical Co.                 1,920          44,122
   MacDermid, Inc.                         360          11,362
   Millennium Chemicals (A)                650          13,962
   Minerals Technologies, Inc.             210          12,621
   NL Industries                         1,190          23,740
   Olin Corp.                              590          11,033
   OM Group, Inc. (A)                      950          31,341
   PolyOne Corp. (A)                     1,930          14,610
   Scotts Co., Cl. A (A)                   750          48,165
   Spartech Corp.                          740          18,648
   SurModics, Inc. (A)                     350           9,398
   Terra Industries, Inc. (A)            2,060          15,759
                                                  ------------
                                                       604,103
                                                  ------------

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
COAL MINING--0.4%
   Alliance Resource Partners LP           320    $     18,528
   Arch Coal, Inc.                       1,400          45,528
   Consol Energy, Inc.                     750          26,550
   Massey Energy Co.                       700          18,851
   Natural Resource Partners LP            200           8,832
   Peabody Energy Corp.                    894          57,019
   Penn Virginia Resource
   Partners LP                             500          21,535
                                                  ------------
                                                       196,843
                                                  ------------
COMMUNICATIONS EQUIPMENT--1.6%
   Applied Signal Technology, Inc.         250          7,572
   Arris Group, Inc. (A)                 1,450           6,742
   Belden CDT, Inc. (A)                    400           8,892
   Broadwing Corp. (A)                     564           3,209
   C-COR.net Corp. (A)                     900           6,768
   Checkpoint Systems, Inc. (A)            660          11,286
   CommScope, Inc. (A)                     700          12,607
   Comtech Telecommunications (A)          382          10,471
   CTS Corp.                               650           8,586
   Digital Theater Systems, Inc. (A)       300           5,103
   Dionex Corp. (A)                        600          33,600
   Ditech Communications Corp. (A)         450          10,323
   Echostar Communications Corp.,
    Cl. A (A)                            3,120          98,654
   Gemstar-TV Guide International,
    Inc. (A)                             3,760          21,620
   Harman International
   Industries, Inc.                        850         102,153
   Harmonic, Inc. (A)                    1,270          10,566
   Harris Corp.                            600          36,918
   Inter-Tel, Inc.                         470          12,690
   Interdigital Communications Corp. (A)   960          15,264
   InterVoice-Brite, Inc. (A)              500           6,190
   L-3 Communications Holdings, Inc.     1,410          92,961
   Mercury Computer Systems, Inc. (A)      300           7,576
   Openwave Systems, Inc. (A)            1,780          20,951
   Plantronics, Inc. (A)                   750          32,625
   Polycom, Inc. (A)                     1,150          23,748
   Powerwave Technologies, Inc. (A)        250           1,868
   Remec, Inc. (A)                       1,050           5,786
   Seachange International, Inc. (A)       450           7,668
   Sirius Satellite Radio, Inc. (A)     22,710          88,569
   Somera Communications, Inc. (A)       1,150           1,415
   Tekelec (A)                             550          12,276
   Utstarcom, Inc. (A)                   1,400          23,968
   Viasat, Inc. (A)                        500           9,445
                                                  ------------
                                                       758,070
                                                  ------------
COMPUTERS & SERVICES--6.6%
   3Com Corp. (A)                       10,880          45,043
   Adaptec, Inc. (A)                     3,250          25,350
   Advanced Digital Information
    Corp. (A)                              650           5,817
   Aeroflex, Inc. (A)                      650           7,215
   Aether Systems, Inc. (A)                150             549
   Agile Software Corp. (A)                900           7,686
   Agilysys, Inc.                        2,052          35,069
   Amazon.com, Inc. (A)                  5,350         182,595
   Ansys, Inc. (A)                         620          17,112
   Anteon International Corp. (A)          600          23,580

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   aQuantive, Inc. (A)                     800    $      7,160
   Ascential Software Corp. (A)            520           7,327
   Ask Jeeves, Inc. (A)                    530          13,663
   Atheros Communications, Inc. (A)        550           6,600
   Authentidate Holding Corp. (A)          550           3,822
   Autobytel, Inc. (A)                     960           6,682
   Avocent Corp. (A)                     1,255          44,678
   Black Box Corp.                         600          23,568
   Blue Coat Systems, Inc. (A)              20             348
   Brady Corp.                             350          18,980
   CACI International, Inc., Cl. A (A)     300          18,291
   Cadence Design Systems, Inc. (A)      3,840          47,770
   CDW Corp.                             1,090          67,613
   Ceridian Corp. (A)                    1,650          28,462
   Checkfree Corp. (A)                   1,012          31,372
   Ciber, Inc. (A)                       1,140          10,306
   Cirrus Logic, Inc. (A)                1,640           8,282
   CMGI, Inc. (A)                       12,250          16,782
   CNET Networks, Inc. (A)               4,720          38,562
   Cognex Corp.                            850          21,760
   Cognizant Technology Solutions
    Corp. (A)                            1,200          40,800
   Cray, Inc. (A)                        1,910           6,389
   Diebold, Inc.                           990          47,371
   Digital Insight Corp. (A)               400           6,264
   Digital River, Inc. (A)                 350          11,655
   Digitas, Inc. (A)                       850           7,650
   DoubleClick, Inc. (A)                 1,310           8,332
   Drugstore.com (A)                     1,750           5,565
   Earthlink, Inc. (A)                   4,020          41,527
   Electronics for Imaging (A)           1,100          19,844
   Enterasys Networks, Inc. (A)          5,920           8,288
   Extreme Networks, Inc. (A)            3,800          22,230
   Factset Research Systems, Inc.        1,100          54,824
   FindWhat.com (A)                        350           7,017
   Google, Inc., Cl. A (A)               3,700         705,608
   GSI Commerce, Inc. (A)                  900           9,909
   Harris Interactive, Inc. (A)          1,000           6,800
   Homestore, Inc. (A)                   1,650           4,034
   Hutchinson Technology, Inc. (A)         320          10,755
   I-many, Inc. (A)                        600             690
   Imation Corp.                           430          13,446
   Infospace, Inc. (A)                     865          45,412
   InterActiveCorp (A)                   9,263         200,266
   Intergraph Corp. (A)                    900          22,442
   Interland, Inc. (A)                     115             380
   Internap Network Services (A)           500             385
   Jack Henry & Associates               1,050          19,572
   Keynote Systems, Inc. (A)             1,473          20,718
   Komag, Inc. (A)                         450           7,639
   Kronos, Inc. (A)                        550          26,978
   Lexar Media, Inc. (A)                   590           3,988
   Macromedia, Inc. (A)                  2,030          55,094
   Manhattan Associates, Inc. (A)          960          19,747
   Maxtor Corp. (A)                      7,475          22,126
   McAfee, Inc. (A)                      2,320          56,144
   McData Corp., Cl. A (A)               1,320           8,290
   Mentor Graphics Corp. (A)             2,380          27,703
   Micros Systems, Inc. (A)                310          18,327
   NetFlix, Inc. (A)                       500           4,735

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Netratings, Inc. (A)                    500    $      9,430
   Nuance Communications, Inc. (A)         150             605
   NYFIX, Inc. (A)                         850           4,063
   Overland Storage, Inc. (A)              732          10,548
   Overstock.com, Inc. (A)                 200          10,828
   PalmOne, Inc. (A)                       670          19,410
   Paxar Corp. (A)                         860          18,963
   Perot Systems Corp., Cl. A (A)        1,570          25,167
   Pinnacle Systems, Inc. (A)            1,340           6,244
   Priceline.com, Inc. (A)                 421           8,395
   ProQuest Co. (A)                        350           9,121
   Quantum Corp. (A)                     4,540          12,167
   Redback Networks (A)                      3              14
   RSA Security, Inc. (A)                1,850          37,851
   Safenet, Inc. (A)                     1,133          34,704
   Sandisk Corp. (A)                     2,270          47,375
   Sapient Corp. (A)                     1,450          11,673
   Scansource, Inc. (A)                    400          24,772
   Seagate Technology (A)                5,690          71,922
   Secure Computing Corp. (A)              790           6,198
   Silicon Graphics, Inc. (A)           13,514          17,433
   SRA International, Inc. (A)             330          17,741
   Stamps.com, Inc. (A)                  1,494          20,737
   Storage Technology Corp. (A)          1,550          41,881
   Synaptics, Inc. (A)                     350          11,074
   Synopsys, Inc. (A)                    1,720          27,933
   Syntel, Inc.                            610          11,285
   United Online, Inc. (A)               1,775          16,667
   VeriSign, Inc. (A)                    3,460          92,832
   WebMD Corp. (A)                       2,820          21,319
   Websense, Inc. (A)                      350          14,200
   Western Digital Corp. (A)             5,800          48,314
   Zebra Technologies Corp., Cl. A (A)     875          46,366
                                                  ------------
                                                     3,128,220
                                                  ------------
CONSUMER PRODUCTS--0.3%
   Blyth, Inc.                             850          25,559
   Central Garden and Pet Co. (A)          350          12,502
   CSS Industries, Inc.                    200           6,170
   Furniture Brands
   International, Inc.                     630          13,740
   Jarden Corp. (A)                        440          15,453
   Russ Berrie & Co., Inc.                 300           6,255
   Sturm Ruger & Co., Inc.                 600           5,292
   Timberland Co., Cl. A (A)               350          21,490
   Topps Co., Inc.                         550           5,544
   WD-40 Co.                               350           9,893
   Wolverine World Wide, Inc.              700          21,308
                                                  ------------
                                                       143,206
                                                  ------------
CONSUMER SERVICES--0.8%
   AMN Healthcare Services, Inc. (A)       400           4,720
   CoStar Group, Inc. (A)                  340          13,726
   G&K Services, Inc., Cl. A             1,570          61,685
   Heidrick & Struggles International,
    Inc. (A)                               558          15,978
   Hewitt Associates, Inc., Cl. A (A)    1,550          43,446
   infoUSA, Inc. (A)                     1,200          12,570
   Kelly Services, Inc., Cl. A             320           8,613
   Korn/Ferry International (A)            700          12,180
   Magellan Health Services, Inc. (A)      800          29,920

--------------------------------------------------------------------------------
5

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Manpower, Inc.                          970    $     43,893
   MPS Group, Inc. (A)                   3,440          36,223
   On Assignment, Inc. (A)                 550           2,761
   Regis Corp.                             400          17,120
   Service Corp. International (A)       3,300          21,813
   Sunrise Senior Living, Inc. (A)         300          11,433
   Weight Watchers International,
    Inc. (A)                             1,500          53,880
                                                  ------------
                                                       389,961
                                                  ------------
CONTAINERS & PACKAGING--0.3%
   Chesapeake Corp.                        460          10,677
   Crown Holdings, Inc. (A)              2,650          30,077
   Greif, Inc., Cl. A                      350          14,542
   Longview Fibre Co. (A)                1,350          20,790
   Owens-Illinois, Inc. (A)              1,400          25,942
   Silgan Holdings, Inc.                   230          10,915
   Sonoco Products Co.                     900          23,985
                                                  ------------
                                                       136,928
                                                  ------------
DATA PROCESSING--0.6%
   Acxiom Corp.                            800          20,000
   Arbitron, Inc. (A)                      420          15,191
   Certegy, Inc.                           900          31,815
   Choicepoint, Inc. (A)                 1,233          51,330
   CSG Systems International (A)           900          15,129
   Dun & Bradstreet Corp. (A)            1,000          56,560
   eFunds Corp. (A)                        650          12,798
   Fair Isaac & Co., Inc.                1,480          44,696
   Filenet Corp. (A)                       450          12,524
   Total System Services, Inc.           2,150          50,740
                                                  ------------
                                                       310,783
                                                  ------------
ELECTRICAL SERVICES--2.1%
   Allete, Inc.                            282           9,582
   Alliant Energy Corp.                  1,030          27,171
   Aquila, Inc. (A)                      3,275          10,382
   Avista Corp.                            790          14,046
   AVX Corp.                             1,552          18,624
   Black Hills Corp.                       840          24,746
   CH Energy Group, Inc.                   150           6,694
   Cleco Corp.                             500           9,110
   DPL, Inc.                             1,100          23,760
   Duquesne Light Holdings, Inc.         1,500          25,740
   El Paso Electric Co. (A)                900          14,985
   EMCOR Group, Inc. (A)                   440          17,411
   Empire District Electric Co.            360           7,502
   Energy East Corp.                     2,050          51,660
   GrafTech International Ltd. (A)         750           6,945
   Great Plains Energy, Inc.               650          18,518
   Hawaiian Electric Industries          1,200          33,648
   Hubbell, Inc., Cl. B                    650          29,718
   Idacorp, Inc.                           610          18,898
   Kemet Corp. (A)                       1,800          13,968
   MDU Resources Group, Inc.             1,050          26,933
   MGE Energy, Inc.                        400          12,676
   Newpower Holdings, Inc. (A)           1,050             152
   Northeast Utilities                   1,300          25,129
   NRG Energy, Inc. (A)                  1,300          36,062
   NSTAR                                   500          24,735
   OGE Energy Corp.                        850          21,565

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Otter Tail Corp.                        450    $     11,642
   Pepco Holdings, Inc.                  1,579          32,543
   Plug Power, Inc. (A)                  1,000           5,985
   PNM Resources, Inc.                   2,075          48,306
   Puget Energy, Inc.                      900          20,934
   Quanta Services, Inc. (A)             3,750          25,200
   Reliant Resources, Inc. (A)           2,750          28,270
   Rogers Corp. (A)                        250          10,730
   Scana Corp.                           1,530          56,763
   Sierra Pacific Resources (A)          1,800          17,280
   Texas Genco Holdings, Inc.            1,100          51,370
   Touch America Holdings, Inc. (A)        450               1
   UIL Holdings Corp.                      300          15,204
   Unisource Energy Corp.                  550          13,525
   Vicor Corp. (A)                         400           3,716
   Vishay Intertechnology, Inc. (A)      1,366          17,662
   Westar Energy, Inc.                   1,150          24,093
   Wisconsin Energy Corp.                1,670          54,509
   WPS Resources Corp.                     500          23,750
                                                  ------------
                                                       991,843
                                                  ------------
ELECTRICAL TECHNOLOGY--0.4%
   Ametek, Inc.                          1,000          32,920
   C&D Technologies, Inc.                  300           5,370
   Capstone Turbine Corp. (A)              200             354
   Carlisle Cos., Inc,                     310          18,020
   Daktronics, Inc. (A)                    300           7,404
   Electro Scientific Industries,
    Inc. (A)                               600          10,176
   Encore Wire Corp. (A)                   375           4,616
   Energizer Holdings, Inc. (A)          1,150          53,394
   FuelCell Energy, Inc. (A)               650           8,018
   LaserCard Corp. (A)                     650           5,363
   Lincoln Electric Holdings, Inc.         790          26,370
   Taser International, Inc. (A)           380          15,542
   Technitrol, Inc. (A)                    450           7,344
   Wilson Greatbatch Technologies,
    Inc. (A)                               350           5,933
                                                  ------------
                                                       200,824
                                                  ------------
ENTERTAINMENT--1.5%
   Alliance Gaming Corp. (A)               650           6,012
   AMC Entertainment, Inc. (A)           1,000          19,210
   Argosy Gaming Co. (A)                   300          11,877
   Avid Technology, Inc. (A)               310          16,424
   Blockbuster, Inc., Cl. A                800           5,440
   Carmike Cinemas, Inc. (A)               200           7,160
   Cedar Fair LP                         1,450          42,253
   Churchill Downs, Inc.                   200           7,598
   Department 56, Inc. (A)               1,045          15,769
   Dover Downs Gaming &
    Entertainment, Inc.                    490           4,920
   Dover Motorsports, Inc.                 700           3,325
   Hollywood Entertainment Corp. (A)       970           9,428
   International Speedway, Inc., Cl. A     500          23,520
   Isle of Capri Casinos, Inc. (A)         480          10,872
   Lakes Entertainment, Inc. (A)           450           5,274
   Liberty Media Corp., Cl. A (A)       40,750         363,490
   Macrovision Corp. (A)                   610          16,494
   Metro-Goldwyn-Mayer, Inc.             2,700          31,914
   Multimedia Games, Inc. (A)              500           6,600
   Penn National Gaming, Inc. (A)          650          26,995

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Pinnacle Entertainment, Inc. (A)        600    $      8,820
   Regal Entertainment Group, Cl. A        533          10,612
   Scientific Games Corp., Cl. A (A)       700          14,826
   Shuffle Master, Inc. (A)                390          16,415
   Six Flags, Inc. (A)                   1,250           6,300
   Speedway Motorsports, Inc.              620          20,522
                                                  ------------
                                                       712,070
                                                  ------------
ENVIRONMENTAL SERVICES--0.3%
   Casella Waste Systems, Inc.,
    Cl. A (A)                               75             931
   Eden Bioscience Corp. (A)                50              24
   KFX, Inc. (A)                         3,598          33,605
   Republic Services, Inc.               2,150          66,220
   Stericycle, Inc. (A)                    450          20,399
   Waste Connections, Inc. (A)             900          28,368
                                                  ------------
                                                       149,547
                                                  ------------
FINANCIAL SERVICES--2.8%
   Accredited Home Lenders
    Holding Co. (A)                        430          15,514
   ACE Cash Express, Inc. (A)              300           7,803
   Actrade Financial Technologies
    Ltd. (A) (B)                           350              --
   Advanta Corp., Cl. A                    450          10,273
   Affiliated Managers Group (A)           375          20,940
   Affordable Residential
    Communities (A)                        500           6,510
   AG Edwards, Inc.                        880          31,909
   Alliance Capital Management
    Holding LP                             710          26,980
   American Real Estate Partners LP (A)    770          16,786
   AmeriCredit Corp. (A)                 2,210          42,874
   Ameritrade Holding Corp., Cl. A (A)   4,590          59,762
   Apollo Investment Corp.                 750          10,200
   Blackrock, Inc.                         210          15,435
   CapitalSource, Inc. (A)                 350           7,840
   CharterMac                              500          11,580
   Chicago Mercantile Exchange             450          79,078
   CIT Group, Inc.                       2,800         113,120
   Coinstar, Inc. (A)                      450          11,623
   CompuCredit Corp. (A)                   500           9,515
   Credit Acceptance Corp. (A)             830          18,401
   Doral Financial Corp.                 1,520          63,810
   Eaton Vance Corp.                       600          26,172
   Encore Capital Group, Inc. (A)          500           9,387
   eSpeed, Inc. (A)                        600           5,910
   Federal Agricultural Mortgage
    Corp., Cl. A (A)                       400           6,320
   Financial Federal Corp. (A)             410          15,297
   First Cash Financial Services,
    Inc. (A)                               350           8,253
   First Marblehead Corp. (A)              750          40,200
   Friedman Billing Ramsey Group, Inc.   1,100          18,854
   Gabelli Asset Management, Inc.,
    Cl. A                                  150           6,915
   Instinet Group, Inc. (A)              6,350          30,480
   Interactive Data Corp. (A)            2,200          43,406
   Investment Technology Group,
    Inc. (A)                               750          11,550
   Jefferies Group, Inc.                 1,600          64,208
   Knight Trading Group, Inc. (A)        1,650          17,144
   LaBranche & Co., Inc. (A)               830           5,885
   Legg Mason, Inc.                      1,350          86,009
   MCG Capital Corp.                       690          12,261

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Metris Cos., Inc. (A)                   900    $      8,640
   Nuveen Investments, Inc.              1,300          41,080
   Piper Jaffray Cos. (A)                  250          10,933
   Portfolio Recovery Associates,
    Inc. (A)                               250           8,430
   Raymond James Financial, Inc.           900          23,490
   SEI Investments Co.                   2,950         106,171
   Student Loan Corp.                      200          29,300
   SWS Group, Inc.                         450           8,640
   United PanAm Financial Corp. (A)      1,080          20,795
   Value Line, Inc.                        100           3,619
   Waddell & Reed Financial, Inc.,
    Cl. A                                2,090          43,911
   WFS Financial, Inc. (A)                 450          19,827
   World Acceptance Corp. (A)              400           9,360
                                                  ------------
                                                     1,322,400
                                                  ------------
FOOD, BEVERAGE & TOBACCO--2.1%
   American Italian Pasta Co.              400           8,120
   Chiquita Brands International,
    Inc. (A)                               550           9,911
   Coca-Cola Bottling Co.
   Consolidated                            150           7,928
   Constellation Brands, Inc.,
    Cl. A (A)                            1,490          58,453
   Corn Products International, Inc.       650          31,980
   Dean Foods Co. (A)                    2,060          61,491
   Del Monte Foods Co. (A)               1,850          19,758
   Farmer Bros. Co.                        500          13,350
   Flowers Foods, Inc.                   1,150          29,164
   Hain Celestial Group, Inc. (A)          500           8,090
   Hormel Foods Corp.                    1,500          42,165
   Interstate Bakeries                     700           2,877
   J&J Snack Foods Corp. (A)               270          11,942
   JM Smucker Co.                          601          26,744
   Kraft Foods, Inc., Cl. A              8,920         297,125
   Lancaster Colony Corp.                  700          30,086
   Lance, Inc.                             710          11,985
   National Beverage Corp.               1,340          10,854
   Panera Bread Co., Cl. A (A)             600          20,958
   PepsiAmericas, Inc.                   1,200          24,300
   Pilgrims Pride Corp.                    600          16,224
   Ralcorp Holdings, Inc. (A)              370          13,597
   Robert Mondavi, Cl. A (A)               270          14,712
   Sanderson Farms, Inc.                   390          12,671
   Sensient Technologies Corp.             680          14,770
   Smithfield Foods, Inc. (A)            1,233          29,876
   Standard Commercial Corp.               878          13,987
   Tootsie Roll Industries               1,350          40,932
   Triarc Cos.                             640           7,315
   Tyson Foods, Inc., Cl. A              4,652          67,454
   Universal Corp. - Virginia (A)          340          15,565
   Vector Group Ltd.                       682          10,544
   Wild Oats Markets, Inc. (A)             490           2,979
                                                  ------------
                                                       987,907
                                                  ------------
GAS/NATURAL GAS--1.5%
   AGL Resources, Inc.                   1,550          48,360
   Atmos Energy Corp.                    1,860          48,007
   Energen Corp.                           410          22,050
   Kinder Morgan Management LLC (A)      1,035          42,702
   Laclede Group, Inc.                     410          12,361
   Magellan Midstream Partners             250          13,850
   National Fuel Gas Co.                 1,630          45,673
   New Jersey Resources Corp.              950          39,054
   Northwest Natural Gas Co.               290           9,193

--------------------------------------------------------------------------------
7

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Oneok, Inc.                           1,050    $     28,161
   Pacific Energy Partners LP              300           8,460
   Piedmont Natural Gas Co.                950          43,253
   Plains All American Pipeline LP         950          33,630
   Questar Corp.                         1,150          55,200
   South Jersey Industries, Inc.           310          14,632
   Southern Union Co. (A)                2,181          47,917
   Southwest Gas Corp.                     680          16,612
   TC Pipelines LP (A)                     330          12,537
   TEPPCO Partners LP                      860          33,841
   UGI Corp.                               630          24,337
   Valero LP                               280          15,736
   Vectren Corp.                           850          21,989
   Western Gas Resources, Inc.             540          15,817
   WGL Holdings, Inc.                    1,630          46,373
                                                  ------------
                                                       699,745
                                                  ------------
GLASS PRODUCTS--0.1%
   Gentex Corp.                          1,080          35,651
                                                  ------------
HOTELS & LODGING--1.0%
   Ameristar Casinos, Inc.                 400          13,890
   Aztar Corp. (A)                         540          16,713
   Bluegreen Corp. (A)                     600           7,362
   Boca Resorts, Inc., Cl A (A)            820          19,434
   Boyd Gaming Corp.                       850          28,466
   Caesars Entertainment, Inc. (A)       4,290          76,791
   Choice Hotels International, Inc.       500          24,950
   Empire Resorts, Inc. (A)                550           4,279
   La Quinta Corp. (A)                   4,320          34,776
   Mandalay Resort Group                   700          48,160
   Marcus Corp.                            450           9,567
   MGM Mirage (A)                        1,900         102,220
   MTR Gaming Group, Inc. (A)              800           7,200
   Station Casinos, Inc.                   870          44,327
   Vail Resorts, Inc. (A)                  500          10,030
   Wynn Resorts Ltd. (A)                   900          52,335
                                                  ------------
                                                       500,500
                                                  ------------
HOUSEHOLD PRODUCTS--0.5%
   Acuity Brands, Inc.                     750          19,897
   American Woodmark Corp.                 380          14,128
   Ethan Allen Interiors, Inc.             700          26,663
   Helen of Troy Ltd. (A)                  650          17,257
   Kimball International, Inc.           1,290          17,480
   La-Z-Boy, Inc.                          650           8,574
   Libbey, Inc.                            300           5,445
   National Presto Industries, Inc.        200           8,042
   RPM International, Inc.               2,300          40,549
   Tempur-Pedic International, Inc. (A)  2,750          44,660
   Tupperware Corp.                        720          12,017
   Valspar Corp.                           700          32,662
                                                  ------------
                                                       247,374
                                                  ------------
INSURANCE--8.0%
   21st Century Insurance Group          1,150          15,237
   Alfa Corp.                            1,270          17,653
   Alleghany Corp. (A)                     211          60,958
   Allmerica Financial Corp. (A)           520          15,652
   American Financial Group, Inc.        1,340          39,664

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   American Medical Security Group,
    Inc. (A)                               300    $      9,525
   American National Insurance             390          41,001
   Amerigroup Corp. (A)                    790          47,400
   AmerUs Group Co.                        750          31,335
   Arch Capital Group Ltd. (A)             410          15,404
   Argonaut Group, Inc. (A)                400           7,404
   Arthur J. Gallagher & Co.             1,260          35,406
   Assurant, Inc. (A)                    3,400          91,732
   Baldwin & Lyons, Inc., Cl B             300           7,524
   Berkshire Hathaway, Inc., Cl. A (A)      18       1,516,500
   Bristol West Holdings, Inc. (A)         350           6,020
   Brown & Brown, Inc.                     650          27,144
   Centene Corp. (A)                       400          18,972
   Ceres Group, Inc. (A)                 2,000          10,800
   Clark, Inc. (A)                         550           7,128
   CNA Financial Corp. (A)               3,380          80,782
   CNA Surety Corp. (A)                    700           8,239
   Commerce Group, Inc.                    350          17,713
   Conseco, Inc. (A)                     1,600          26,816
   Crawford & Co., Cl. B                   750           5,077
   Delphi Financial Group, Cl. A         1,080          44,140
   EMC INS Group, Inc.                     803          15,851
   Erie Indemnity Co., Cl. A               900          45,108
   FBL Financial Group, Inc., Cl. A        510          13,214
   Fidelity National Financial, Inc.     2,261          85,330
   First American Corp.                  1,810          56,454
   First Health Group Corp. (A)          2,190          34,865
   Fremont General Corp.                 1,600          34,400
   Genworth Financial, Inc., Cl. A (A)   6,450         153,897
   Great American Financial
    Resources, Inc.                        840          13,188
   Harleysville Group, Inc.                810          16,872
   HCC Insurance Holdings, Inc.            600          17,820
   Health Net, Inc. (A)                    950          23,047
   Hilb Rogal & Hamilton Co.               960          30,432
   Horace Mann Educators Corp.             810          13,770
   Infinity Property & Casualty Corp.      400          12,432
   Kansas City Life Insurance Co.          180           7,380
   LabOne, Inc. (A)                        715          21,450
   Landamerica Financial Group, Inc.       200           9,790
   Leucadia National Corp. (A)             980          57,967
   Markel Corp. (A)                        102          32,436
   Mercury General Corp.                   500          25,715
   Midland Co.                             300           8,289
   National Financial Partners Corp.       350          10,759
   National Western Life Insurance,
    Cl A (A)                               130          19,519
   Nationwide Financial Services,
    Cl. A                                1,300          44,980
   Navigators Group, Inc. (A)              250           7,372
   Odyssey Re Holdings Corp.             1,900          41,534
   Ohio Casualty Corp. (A)                 600          12,528
   Old Republic International Corp.      2,550          59,542
   Pacificare Health Systems, Inc. (A)     700          24,934
   Philadelphia Consolidated Holding
    Co. (A)                                300          17,394
   Phoenix Cos., Inc.                      960          10,128
   PMI Group, Inc.                       1,320          51,242
   Presidential Life Corp.                 500           7,990
   ProAssurance Corp. (A)                  350          12,492
   Protective Life Corp.                   600          23,580

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   Radian Group, Inc.                    1,300    $     62,309
   Reinsurance Group of America            870          37,480
   RLI Corp.                               300          11,409
   Safety Insurance Group, Inc.          1,015          22,848
   Selective Insurance Group               600          23,448
   Sierra Health Services (A)              550          26,246
   Stancorp Financial Group, Inc.          300          22,614
   State Auto Financial Corp.              870          24,752
   Stewart Information Services Corp.      380          16,120
   Transatlantic Holdings, Inc.            718          41,824
   Triad Guaranty, Inc. (A)                250          13,628
   UICI (A)                                840          24,847
   United Fire & Casualty Co.              150           9,017
   Unitrin, Inc.                           950          41,021
   Universal American Financial
    Corp. (A)                            1,040          12,646
   USI Holdings Corp. (A)                  820           7,966
   WellChoice, Inc. (A)                  1,150          48,024
   Wesco Financial Corp.                    50          17,150
   WR Berkley Corp.                        912          38,979
   Zenith National Insurance Corp.         390          16,017
                                                  ------------
                                                     3,797,272
                                                  ------------
LEASING & RENTING--0.2%
   Aaron Rents, Inc.                       915          19,855
   Rent-A-Center, Inc. (A)               1,650          39,584
   Rent-Way, Inc. (A)                      600           4,704
   United Rentals, Inc. (A)              1,150          17,768
                                                  ------------
                                                        81,911
                                                  ------------
LEISURE PRODUCTS--0.2%
   Callaway Golf Co.                     1,550          16,166
   Fossil, Inc. (A)                      1,050          31,248
   Jakks Pacific, Inc. (A)                 400           6,304
   K2, Inc. (A)                            770          12,489
   Leapfrog Enterprises, Inc. (A)          790           9,638
   Marine Products Corp.                   400           7,300
   Nautilus Group, Inc.                    500           9,825
   RC2 Corp. (A)                           200           5,572
   Steinway Musical Instruments (A)        200           5,530
   WMS Industries, Inc. (A)                530          15,503
                                                  ------------
                                                       119,575
                                                  ------------
MACHINERY--2.2%
   A.O. Smith Corp.                        960          25,478
   AGCO Corp. (A)                        1,450          28,159
   Albany International Corp., Cl. A       340          10,207
   Applied Industrial
   Technologies, Inc.                      250           9,300
   Aptargroup, Inc.                        680          31,906
   Astec Industries, Inc. (A)              600           8,694
   ASV, Inc. (A)                           250           9,050
   Baldor Electric Co.                     740          17,338
   BEI Technologies, Inc.                  250           7,472
   Blount International, Inc. (A)        2,277          32,925
   Briggs & Stratton                       400          28,724
   CARBO Ceramics, Inc.                    250          18,062
   Cascade Corp.                           250           7,425
   Cooper Cameron Corp. (A)                770          37,230
   Deep Well Oil & Gas (A)                 762             610
   Donaldson Co., Inc.                     800          23,760
   Engineered Support Systems, Inc.        255          12,250

                                     NUMBER OF          MARKET
                                       SHARES           VALUE
--------------------------------------------------------------
   EnPro Industries, Inc. (A)              350    $      7,686
   Entegris, Inc. (A)                    1,290          11,939
   Flowserve Corp. (A)                     960          20,717
   FMC Technologies, Inc. (A)              950          28,719
   Franklin Electric Co., Inc.             400          15,352
   Gardner Denver, Inc. (A)                300           8,994
   Graco, Inc.                           1,388          47,747
   Grant Prideco, Inc. (A)               1,000          20,560
   Hydril Co. (A)                          480          21,115
   IDEX Corp.                              570          21,033
   Intermagnetics General Corp (A)         375           9,559
   Joy Global, Inc.                        550          18,585
   Kennametal, Inc.                        900          41,877
   Kulicke & Soffa Industries,
    Inc. (A)                             1,060           7,568
   Lam Research Corp. (A)                1,870          48,676
   Manitowoc Co.                           430          15,179
   Medis Technologies Ltd. (A)             500           6,435
   Middleby Corp.                          100           4,903
   NACCO Industries, Inc.                  100           9,346
   National-Oilwell, Inc. (A)              950          32,025
   Nordson Corp.                           410          14,358
   Pentair, Inc.                         1,000          37,380
   Presstek, Inc. (A)                    2,522          25,497
   Rayovac Corp. (A)                       500          12,455
   Regal Beloit Corp.                      400           9,360
   Sauer-Danfoss, Inc.                     550           9,955
   Smith International, Inc. (A)         1,400          81,312
   Stewart & Stevenson Services            400           6,800
   Tennant Co.                             200           8,160
   Terex Corp. (A)                         530          20,140
   Thomas Industries, Inc.                 200           6,760
   Timken Co.                            1,000          24,000
   Toro Co.                                240          16,380
   Tower Automotive, Inc. (A)              800           1,192
   Trinity Industries, Inc.                400          12,464
   UNOVA, Inc. (A)                       1,310          20,109
   Watts Water Technologies, Inc.,
    Cl. A                                  550          14,267
   Westinghouse Air Brake
    Technologies Corp.                     430           8,716
   Woodward Governor Co.                   200          12,110
                                                  ------------
                                                     1,048,020
                                                  ------------
MANUFACTURING--0.1%
   Actuant Corp., Cl. A (A)                300          11,901
   Applied Films Corp. (A)                 440          10,204
   Jacuzzi Brands, Inc. (A)                900           7,785
   Matthews International Corp.            400          13,402
   Samsonite Corp. (A)                   5,900           4,661
                                                  ------------
                                                        47,953
                                                  ------------
MARINE TRANSPORTATION--0.2%
   Alexander & Baldwin, Inc.               450          16,495
   General Maritime Corp. (A)              590          22,420
   OMI Corp.                               690          12,385
   Overseas Shipholding Group              440          25,058
   Seabulk International, Inc. (A)       1,727          19,429
                                                  ------------
                                                        95,787
                                                  ------------
MEASURING DEVICES--0.7%
   Analogic Corp.                          280          11,913


--------------------------------------------------------------------------------
9

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Coherent, Inc. (A)                      700    $     16,891
   Cohu, Inc.                              400           6,272
   Credence Systems Corp. (A)            2,200          16,610
   CUNO, Inc. (A)                          290          16,675
   FEI Co. (A)                             850          16,456
   Flir Systems, Inc. (A)                  650          34,586
   Formfactor, Inc. (A)                    400           9,380
   Input/Output, Inc. (A)                  900           6,291
   Inverness Medical Innovations,
    Inc. (A)                               460           9,513
   Itron, Inc. (A)                         500          10,470
   Ixia (A)                              1,200          15,324
   LTX Corp. (A)                         1,350           8,775
   Mine Safety Appliances Co.              900          33,948
   MKS Instruments, Inc. (A)               900          14,238
   MTS Systems Corp.                       350           9,028
   Newport Corp. (A)                       600           6,774
   Roper Industries, Inc.                  360          22,198
   Rudolph Technologies, Inc. (A)          300           4,524
   TriPath Imaging, Inc. (A)               750           5,152
   Varian, Inc. (A)                      1,000          36,480
   Veeco Instruments, Inc. (A)             400           7,816
                                                  ------------
                                                      319,314
                                                  ------------
MEDICAL PRODUCTS & SERVICES--5.4%
   Abaxis, Inc. (A)                        400           5,170
   Advanced Medical Optics, Inc. (A)       620          24,242
   Advanced Neuromodulation
    Systems, Inc. (A)                      300           9,549
   Affymetrix, Inc. (A)                    780          23,790
   Albany Molecular Research, Inc. (A)     810           6,982
   Align Technology, Inc. (A)              730           7,574
   Allscripts Healthcare Solutions,
    Inc. (A)                               900           8,365
   American Medical Systems
    Holdings, Inc. (A)                     500          18,550
   Amsurg Corp. (A)                        450          10,525
   Apria Healthcare Group, Inc. (A)      1,040          28,454
   Arrow International, Inc.               410          11,712
   Arthrocare Corp. (A)                    520          16,021
   Aspect Medical Systems, Inc. (A)        450           8,091
   Beckman Coulter, Inc.                   650          38,675
   Beverly Enterprises, Inc. (A)         1,850          16,076
   Bio-Rad Laboratories, Inc.,
    Cl. A (A)                              800          41,616
   Biolase Technology, Inc. (A)            500           3,410
   Biosite, Inc. (A)                       400          19,524
   BioVeris Corp. (A)                      780           5,027
   Bruker BioSciences Corp. (A)          1,450           5,002
   Cambrex Corp.                           510          11,409
   Celera Genomics Group -
    Applera Corp. (A)                    1,140          14,615
   Cell Therapeutics, Inc. (A)           1,000           6,200
   Cepheid, Inc. (A)                       800           7,216
   Closure Medical Corp. (A)               300           5,118
   Community Health Systems, Inc. (A)      922          24,728
   Conmed Corporation (A)                  400          11,228
   Connetics Corp. (A)                     550          14,784
   Cooper, Inc.                            500          35,175
   Corvel Corp. (A)                        350           9,151
   Covance, Inc. (A)                       500          19,860
   Coventry HealthCare, Inc. (A)           970          39,673
   Cross Country Healthcare, Inc. (A)      380           5,635

                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Cryolife, Inc. (A)                       50    $        344
   CTI Molecular Imaging, Inc. (A)         650           5,096
   Cyberonics (A)                          400           7,508
   Cytyc Corp. (A)                       1,587          41,405
   Dade Behring Holdings, Inc. (A)         400          22,516
   Datascope Corp.                         380          12,335
   DaVita, Inc. (A)                      1,375          40,727
   Dendrite International, Inc. (A)        790          11,573
   Dentsply International, Inc.          1,100          57,211
   Discovery Laboratories, Inc. (A)      1,020           6,946
   DJ Orthopedics, Inc. (A)                490           8,354
   Dynacq Healthcare, Inc. (A)             973           4,914
   Eclipsys Corp. (A)                      600          10,182
   Edwards Lifesciences Corp. (A)        1,350          46,143
   Enzo Biochem, Inc. (A)                  767          13,559
   Enzon, Inc. (A)                       1,290          20,859
   Epix Medical, Inc. (A)                  300           4,689
   Gen-Probe, Inc. (A)                   1,320          46,253
   Genesis HealthCare Corp. (A)            720          22,090
   Genta, Inc. (A)                         770           1,925
   Gentiva Health Services, Inc. (A)       400           6,786
   Haemonetics Corp. (A)                   700          22,995
   Hanger Orthopedic Group, Inc. (A)       450           2,902
   HealthExtras, Inc. (A)                  500           7,135
   Henry Schein, Inc. (A)                  600          37,938
   Hillenbrand Industries, Inc.            850          42,313
   Hologic, Inc. (A)                       350           7,028
   Hooper Holmes, Inc.                   1,350           7,087
   Human Genome Sciences, Inc. (A)       2,900          29,841
   ICOS Corp. (A)                        1,909          42,991
   ICU Medical, Inc. (A)                   200           4,490
   Idexx Laboratories, Inc. (A)            500          24,920
   IDX Systems Corp. (A)                   750          25,151
   II-VI, Inc. (A)                         300          10,272
   Immucor, Inc. (A)                       375          11,569
   Inamed Corp. (A)                        450          23,917
   Integra LifeSciences Holdings
    Corp. (A)                              500          16,040
   InterMune, Inc. (A)                     770           9,987
   Intuitive Surgical, Inc. (A)            810          23,636
   Invacare Corp.                          300          13,854
   Invision Technologies, Inc. (A)         240          11,083
   Kensey Nash Corp. (A)                   200           5,720
   Kindred Healthcare, Inc. (A)            500          12,050
   Kinetic Concepts, Inc. (A)              950          47,339
   Kyphon, Inc. (A)                        400          10,048
   Laboratory Corp. of America
    Holdings (A)                         1,940          88,852
   Laserscope (A)                          250           6,765
   LCA-Vision, Inc. (A)                    300           8,825
   Learning Tree International (A)         250           3,445
   LifePoint Hospitals, Inc. (A)           350          11,347
   Lincare Holdings, Inc. (A)              940          34,554
   Maxim Pharmaceuticals, Inc. (A)         300             750
   Maxygen (A)                             600           5,760
   Medcath Corp. (A)                       350           6,143
   Mentor Corp.                            460          16,008
   Merit Medical Systems, Inc. (A)         560           5,796
   MGI Pharma, Inc. (A)                  1,840          49,073
   Millennium Pharmaceuticals (A)        3,273          42,484
   Nabi Biopharmaceuticals (A)             750          10,388

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   National Healthcare Corp.               777    $     23,139
   NBTY,  Inc. (A)                         660          18,176
   NDCHealth Corp.                         460           7,723
   NeighborCare, Inc. (A)                1,390          35,626
   Nektar Therapeutic (A)                2,500          36,025
   Neurocrine Biosciences, Inc. (A)        590          27,465
   Noven Pharmacuticals, Inc. (A)        1,453          32,765
   NU Skin Enterprises, Inc., Cl. A      1,000          19,340
   Nuvelo, Inc. (A)                        700           6,426
   Oakley, Inc.                          1,500          19,050
   OCA, Inc. (A)                           900           3,717
   Ocular Sciences (A)                     350          17,098
   Odyssey HealthCare, Inc. (A)            387           2,988
   Omnicare, Inc.                          900          24,831
   Option Care, Inc.                     1,319          17,332
   Pediatrix Medical Group, Inc. (A)       300          16,875
   PolyMedica Corp.                        350          12,250
   Possis Medical, Inc. (A)                250           2,770
   Province Healthcare Co. (A)           1,750          37,520
   PSS World Medical, Inc. (A)           2,650          29,852
   Psychiatric Solutions, Inc. (A)         300           7,635
   Regeneration Technologies, Inc. (A)     200           1,550
   Regeneron Pharmaceutical (A)          1,450          10,542
   RehabCare Group, Inc. (A)               300           6,888
   Renal Care Group, Inc. (A)              600          18,936
   Res-Care, Inc. (A)                      600           7,284
   Resmed, Inc. (A)                        950          44,650
   Respironics, Inc. (A)                   350          17,882
   Santarus, Inc. (A)                      500           4,910
   Seattle Genetics, Inc. (A)            1,420           8,605
   Select Medical Corp.                  1,700          29,223
   Sola International, Inc. (A)            610          11,700
   SonoSite, Inc. (A)                      350          10,110
   Steris Corp. (A)                      1,691          35,054
   Sybron Dental Specialties, Inc. (A)     650          21,171
   Techne Corp. (A)                      1,100          39,622
   Telik, Inc. (A)                         700          12,915
   Thoratec Corp. (A)                      950           8,341
   Transkaryotic Therapies, Inc. (A)       500           8,655
   Triad Hospitals, Inc. (A)               637          21,040
   United Surgical Partners
    International, Inc. (A)                500          17,505
   Universal Health Services, Cl. B        400          16,624
   Varian Medical Systems, Inc. (A)      1,500          60,225
   VCA Antech, Inc. (A)                  1,000          22,420
   Ventana Medical Systems (A)             250          13,530
   Viasys Healthcare, Inc. (A)             450           7,691
   Vicuron Pharmaceuticals, Inc. (A)       650           9,113
   VistaCare, Inc. (A)                     350           5,425
   Visx, Inc. (A)                          780          13,010
   Vital Signs, Inc.                       250           8,656
   West Pharmaceutical Services, Inc.      680          15,579
   Wright Medical Group, Inc. (A)          400          10,332
   Zoll Medical Corp. (A)                  200           6,400
   Zygo Corp. (A)                          420           4,274
                                                  ------------
                                                     2,573,523
                                                  ------------
METALS & MINING--0.6%
   Amcol International Corp.               450           7,915
   Century Aluminum Co. (A)                430           9,950

                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Cleveland-Cliffs, Inc. (A)              200    $     14,580
   Coeur D'alene Mines Corp. (A)         2,800          13,860
   Commercial Metals Co.                   400          14,460
   Gibraltar Industries, Inc.              250           8,752
   Hecla Mining Company (A)              1,250           8,425
   Kaydon Corp.                            470          13,912
   Lawson Products                         200           8,660
   Liquidmetal Technologies, Inc. (A)    2,655           5,443
   Mueller Industries, Inc.                500          13,330
   Precision Castparts Corp.               900          54,000
   Royal Gold, Inc.                        350           5,604
   Southern Peru Copper Corp.            1,100          47,498
   Stillwater Mining Co. (A)             1,399          17,292
   Tredegar Corp.                          500           8,375
   USEC, Inc.                            1,750          16,905
                                                  ------------
                                                       268,961
                                                  ------------
MISC. BUSINESS SERVICES--1.2%
   Administaff, Inc. (A)                   450           5,152
   Advisory Board Co. (A)                  340          11,077
   Advo, Inc.                              450          14,377
   Alliance Data Systems Corp. (A)       1,800          76,104
   Ariba, Inc. (A)                         568           8,719
   BearingPoint, Inc. (A)                3,792          32,990
   Brink's Co.                           1,650          52,965
   Central Parking Corp.                   660           8,943
   Century Business Services, Inc. (A)   1,650           7,310
   Charles River Associates, Inc. (A)      150           6,027
   Chemed Corp.                            300          18,135
   Forrester Research, Inc. (A)            400           6,170
   Gartner, Inc., Cl. A (A)              2,650          31,535
   Gevity HR, Inc.                         660          11,755
   Gtech Holdings Corp.                  1,320          31,244
   Hypercom Corp. (A)                      920           5,962
   iPayment, Inc. (A)                      390          17,476
   Iron Mountain, Inc. (A)               1,387          45,840
   MedQuist, Inc. (A)                      600           7,950
   NAVTEQ Corp. (A)                      1,200          48,372
   NCO Group, Inc. (A)                   1,118          29,907
   PDI, Inc. (A)                           250           7,153
   Rollins, Inc.                           500          13,175
   Sotheby's Holdings, Cl. A (A)           700          13,083
   Startek, Inc.                           200           5,530
   TeleTech Holdings, Inc. (A)             950           9,500
   Valuevision Media, Inc. (A)             820           8,561
   Ventiv Health, Inc. (A)                 400           6,920
   Viad Corp.                              402           8,655
   Volt Information Sciences, Inc. (A)     300           8,715
   Wireless Facilities, Inc. (A)           750           5,535
                                                  ------------
                                                       564,837
                                                  ------------
MISC. TRANSPORTATION--0.1%
   Amerco, Inc. (A)                        300          12,114
   Thor Industries, Inc.                 1,000          27,810
                                                  ------------
                                                        39,924
                                                  ------------
OFFICE FURNITURE & FIXTURES--0.4%
   Ennis Business Forms, Inc.            1,057          21,383
   Global Imaging Systems, Inc. (A)        350          12,320

--------------------------------------------------------------------------------
11

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Herman Miller, Inc.                   1,450    $     33,495
   HNI Corp.                               580          23,432
   IKON Office Solutions, Inc.           1,970          20,685
   Imagistics International, Inc. (A)      170           5,851
   Interface, Inc., Cl. A (A)            2,300          19,987
   John H. Harland Co.                     630          20,305
   Lear Corp.                              950          51,224
   Steelcase, Inc.                         600           7,860
                                                  ------------
                                                       216,542
                                                  ------------
PAPER & PAPER PRODUCTS--0.4%
   Bowater, Inc.                           550          20,262
   Buckeye Technologies, Inc. (A)          700           7,385
   Caraustar Industries, Inc. (A)          550           8,178
   Deltic Timber Corp.                     200           7,958
   Glatfelter                              800           9,944
   Graphic Packaging Corp. (A)           2,050          14,063
   Packaging Corp. of America              950          20,834
   Potlatch Corp.                          380          17,894
   Rayonier, Inc.                          552          26,165
   Rock-Tenn Co.                           890          13,840
   Schweitzer-Mauduit
   International, Inc.                     230           7,259
   Smurfit-Stone Container Corp. (A)     2,740          47,566
   Wausau-Mosinee Paper Corp.              900          14,076
                                                  ------------
                                                       215,424
                                                  ------------
PETROLEUM & FUEL PRODUCTS--4.7%
   Apco Argentina, Inc.                    616          21,880
   ATP Oil & Gas Corp. (A)               2,000          26,600
   Atwood Oceanics, Inc. (A)               250          11,987
   Berry Petroleum Co.                     490          18,693
   BP Prudhoe Bay Royalty Trust (A)        420          18,803
   Buckeye Partners LP                     300          12,285
   Cabot Oil & Gas Corp., Cl. A            500          21,155
   Cal Dive International, Inc. (A)        550          19,475
   Callon Petroleum Co. (A)              1,050          14,185
   Chesapeake Energy Corp.               4,748          76,348
   Cimarex Energy Co. (A)                1,446          51,882
   Comstock Resources, Inc. (A)            640          14,080
   Cross Timbers Royalty Trust (A)           5             180
   Denbury Resources, Inc. (A)           1,000          24,800
   Diamond Offshore Drilling             1,800          60,840
   Dorchester Minerals LP (A)              400           9,168
   Enbridge Energy Management LLC (A)      156           6,889
   Encore Acquisition Co. (A)              850          27,752
   Energy Partners Ltd. (A)                550           9,658
   Ensco International, Inc.             2,090          63,849
   Enterprise Products Partners LP       2,350          54,191
   Equitable Resources, Inc.               880          48,664
   Forest Oil Corp. (A)                  1,600          48,800
   Frontier Oil Corp.                      400           9,832
   Global Industries Ltd. (A)            2,470          16,574
   GlobalSantaFe Corp.                   3,102          91,509
   Grey Wolf, Inc. (A)                   5,000          25,900
   Hanover Compressor Co. (A)            1,100          14,322
   Harvest Natural Resources (A)         2,416          36,530
   Headwaters, Inc. (A)                    900          28,350
   Helmerich & Payne, Inc.                 610          17,415
   Holly Corp.                             400           9,820
   Houston Exploration Co. (A)             410          24,026

                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Hugoton Royalty Trust (A)               500    $     14,250
   KCS Energy, Inc. (A)                    650           8,847
   Key Energy Services, Inc. (A)         3,290          37,835
   Lone Star Technologies (A)              350           9,240
   Magnum Hunter Resources, Inc. (A)     1,270          15,367
   Meridian Resource Corp. (A)           1,050           8,453
   Murphy Oil Corp.                      1,230          98,425
   Newfield Exploration Co. (A)            800          46,560
   Newpark Resources, Inc. (A)           1,300           7,059
   Noble Energy, Inc.                      500          29,000
   Oceaneering International, Inc. (A)     400          14,220
   Oil States International, Inc. (A)    1,030          18,911
   Patina Oil & Gas Corp.                  700          20,020
   Patterson-UTI Energy, Inc.            1,800          34,614
   Penn Virginia Corp.                     420          15,120
   Pioneer Natural Resources Co.         1,670          54,108
   Plains Exploration & Production
    Co. (A)                              1,596          39,900
   Pogo Producing Co.                      700          32,095
   Premcor, Inc. (A)                     1,240          48,410
   Pride International, Inc. (A)         1,150          21,252
   Quicksilver Resource, Inc. (A)          700          22,141
   Range Resources Corp.                 1,030          16,171
   Remington Oil & Gas Corp. (A)           610          15,518
   Seacor Smit, Inc. (A)                   250          11,903
   Shelbourne Liquidating Trust (A) (B)    200           3,408
   Southwestern Energy Co. (A)             550          25,267
   Spinnaker Exploration Co. (A)           800          25,536
   St. Mary Land & Exploration Co.         400          15,772
   Stone Energy Corp. (A)                  410          16,880
   Superior Energy Services (A)          1,550          19,980
   Swift Energy Co. (A)                    350           8,488
   Tesoro Petroleum Corp. (A)              800          24,224
   Tetra Technologies, Inc. (A)            675          20,210
   Tidewater, Inc.                       1,464          45,282
   Transmontaigne, Inc. (A)              2,965          17,582
   Ultra Petroleum Corp. (A)               930          45,198
   Unit Corp.                              900          33,381
   Universal Compression Holdings,
    Inc. (A)                               600          20,748
   Varco International, Inc. (A)         1,950          53,976
   Veritas DGC, Inc. (A)                   660          13,926
   Vintage Petroleum, Inc.               2,400          50,400
   Weatherford International Ltd. (A)    1,740          90,932
   Whiting Petroleum Corp. (A)             300           8,904
   XTO Energy, Inc.                      3,403         113,592
                                                  ------------
                                                     2,229,547
                                                  ------------
PHARMACEUTICALS--3.1%
   aaiPharma, Inc. (A)                     525           1,522
   Abgenix, Inc. (A)                     1,070           9,748
   Able Laboratories, Inc. (A)             400           8,670
   Accredo Health, Inc. (A)                535          12,321
   Adolor Corp. (A)                        800           9,472
   Alexion Pharmaceuticals, Inc. (A)       550           9,815
   Alkermes, Inc. (A)                    1,210          14,968
   Alpharma, Inc., Cl. A                   700          11,865
   American Pharmaceutical
    Partners, Inc. (A)                   1,550          43,276
   Andrx Group (A)                         690          14,932
   Atherogenics, Inc. (A)                1,000          29,940

--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Avant Immunotherapeutics, Inc. (A)    1,900    $      3,553
   Barr Laboratories, Inc. (A)           1,102          41,490
   Bentley Pharmaceuticals, Inc. (A)     1,172          10,196
   BioMarin Pharmaceuticals, Inc. (A)    1,590           6,567
   Bone Care International, Inc. (A)       350           8,038
   Celgene Corp. (A)                     2,240          66,349
   Cell Genesys, Inc. (A)                  700           4,592
   Cephalon, Inc. (A)                      610          29,079
   Charles River Laboratories
    International, Inc. (A)                650          30,413
   Cubist Pharmaceuticals, Inc. (A)        700           7,143
   CuraGen Corp. (A)                       100             493
   Cytogen Corp. (A)                       175           1,725
   Dendreon Corp. (A)                    1,060          10,960
   Diagnostic Products Corp.               250          11,037
   Digene Corp. (A)                        300           7,545
   Endo Pharmaceutical Holdings,
    Inc. (A)                             1,254          27,337
   Eon Labs, Inc. (A)                      800          19,688
   First Horizon Pharmaceutical
    Corp. (A)                              810          19,910
   Genentech, Inc. (A)                   7,440         338,743
   Geron Corp. (A)                         850           6,677
   Ilex Oncology, Inc. (A)                 550          13,887
   ImClone Systems (A)                     833          36,485
   Immunogen, Inc. (A)                     700           3,717
   Impax Laboratories, Inc. (A)            600           8,856
   Inspire Pharmaceuticals, Inc. (A)       450           7,047
   Invitrogen Corp. (A)                    544          31,498
   IVAX Corp. (A)                        3,456          62,554
   Kos Pharmaceuticals, Inc. (A)           850          30,345
   KV Pharmaceutical Co., Cl. A (A)        480           9,562
   Ligand Pharmaceuticals, Inc.,
    Cl. B (A)                            1,150          10,252
   Martek Biosciences Corp. (A)            500          23,528
   Medarex, Inc. (A)                     1,400          10,654
   Medicines Co. (A)                     1,190          31,702
   Medicis Pharmaceutical, Cl. A         1,200          48,804
   NPS Pharmaceuticals, Inc. (A)           950          16,226
   Onyx Pharmaceuticals, Inc. (A)          550          15,433
   Orasure Technologies, Inc. (A)        1,175           7,931
   OSI Pharmaceuticals, Inc. (A)           330          21,443
   Par Pharmaceutical Cos., Inc. (A)       350          13,807
   Parexel International Corp. (A)         690          13,282
   Perrigo Co.                             650          11,817
   Pharmion Corp. (A)                      300          13,785
   Pharmos Corp. (A)                     1,950           5,363
   Praecis Pharmaceuticals, Inc. (A)     1,675           2,931
   Priority Healthcare Corp.,
    Cl. B (A)                              450           8,127
   Protein Design Labs, Inc. (A)         2,760          52,854
   Salix Pharmaceuticals Ltd. (A)          825          13,225
   Sepracor, Inc. (A)                      950          43,634
   Serologicals Corp. (A)                  610          14,427
   Sirna Therapeutics, Inc. (A)          1,806           4,967
   Tanox, Inc. (A)                         550           8,635
   United Therapeutics Corp. (A)           300           9,378
   USANA Health Sciences, Inc. (A)         250           7,458
   Valeant Pharmaceuticals
    International                          910          21,840
   Vertex Pharmaceuticals, Inc. (A)      1,145          12,458
   XOMA Ltd. (A)                         1,800           3,690
   Zymogenetics, Inc. (A)                1,700          32,113
                                                  ------------
                                                     1,501,779
                                                  ------------


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES--0.0%
   Sonic Solutions, Inc. (A)               300    $      5,955
                                                  ------------
PRINTING & PUBLISHING--1.6%
   American Greetings, Cl. A (A)           750          19,837
   Banta Corp.                             300          12,204
   Belo Corp., Cl. A                     1,280          29,760
   Bowne & Co., Inc.                       750           9,322
   Cenveo, Inc. (A)                      2,200           6,886
   Consolidated Graphics, Inc. (A)         200           8,540
   Courier Corp.                           200           8,700
   Dex Media, Inc. (A)                   2,100          44,520
   E.W. Scripps Co., Cl. A               2,160         103,075
   Harte-Hanks, Inc.                       900          23,166
   Hollinger International, Inc.         1,000          17,850
   Information Holdings, Inc. (A)          300           8,217
   John Wiley & Sons, Cl. A              1,170          37,967
   Journal Communications, Inc., Cl. A   2,100          33,852
   Journal Register Co. (A)              1,000          18,800
   Lee Enterprises, Inc.                   450          20,844
   McClatchy Co., Cl. A                    640          44,480
   Media General, Inc.                     350          20,405
   Playboy Enterprises, Inc.,
    Cl. B (A)                              600           6,660
   Primedia, Inc. (A)                    3,700           9,435
   Pulitzer, Inc.                          180           9,490
   Readers Digest Association, Cl. A     1,100          15,488
   Reynolds & Reynolds Co., Cl. A        2,100          51,681
   RH Donnelley Corp. (A)                  370          20,073
   Scholastic Corp. (A)                    250           7,580
   Thomas Nelson, Inc.                     350           7,749
   Valassis Communications, Inc. (A)     1,600          55,008
   Washington Post, Cl. B                  145         132,675
                                                  ------------
                                                       784,264
                                                  ------------
PROFESSIONAL SERVICES--1.3%
   Alderwoods Group, Inc. (A)              600           6,078
   American Healthways, Inc. (A)           400          12,072
   Bright Horizons Family Solutions,
    Inc. (A)                               260          16,458
   Career Education Corp. (A)            1,070          33,566
   CDI Corp.                               400           6,600
   Corinthian Colleges, Inc. (A)           800          11,488
   Corporate Executive Board Corp.         600          38,190
   Corrections Corp. of America (A)        400          13,900
   DeVry, Inc. (A)                       1,700          24,820
   Education Management Corp. (A)          600          16,092
   FTI Consulting, Inc. (A)              1,045          19,604
   ITT Educational Services, Inc. (A)    1,240          47,132
   Jacobs Engineering Group, Inc. (A)      500          20,365
   Labor Ready, Inc. (A)                   500           7,175
   Laureate Education, Inc. (A)          1,250          49,025
   LECG Corp. (A)                          450           8,230
   Maximus, Inc. (A)                       300           8,154
   McDermott International, Inc. (A)       850          11,603
   MoneyGram International, Inc. (A)     1,609          29,927
   Navigant Consulting, Inc. (A)           600          14,922
   Orbitz, Inc. (A)                        350           9,569
   Per-Se Technologies, Inc. (A)           550           8,025
   Pre-Paid Legal Services, Inc. (A)       400          11,156
   Resources Connection, Inc. (A)          450          18,891

--------------------------------------------------------------------------------
13

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   ServiceMaster Co.                     8,000    $    102,720
   Shaw Group, Inc. (A)                    750           9,143
   Spherion Corp. (A)                    1,280           9,203
   Stewart Enterprises, Inc. (A)         1,660          11,819
   Strayer Education, Inc.                 200          19,408
   Tetra Tech, Inc. (A)                    950          12,483
   URS Corp. (A)                           500          13,800
   Watson Wyatt & Co. Holdings             650          17,258
                                                  ------------
                                                       638,876
                                                  ------------
RAILROADS--0.1%
   Florida East Coast Industries,
     Cl. A                                 350          13,251
   Kansas City Southern (A)              1,300          22,035
                                                  ------------
                                                        35,286
                                                  ------------
REAL ESTATE--0.4%
   Avatar Holdings, Inc. (A)               200           8,746
   CB Richard Ellis Group, Inc. (A)      1,650          42,735
   Forest City Enterprises, Inc.,
    Cl. A                                  535          29,398
   Jones Lang LaSalle, Inc. (A)            610          19,520
   LNR Property Corp.                      500          31,270
   Orleans Homebuilders, Inc. (A)          400           8,360
   St. Joe Co.                           1,070          54,463
   Trammell Crow Co. (A)                   550           8,498
   WP Carey & Co. LLC                      440          13,596
                                                  ------------
                                                       216,586
                                                  ------------
REAL ESTATE INVESTMENT TRUSTS--7.0%
   Acadia Realty Trust                   1,658          25,533
   Alexander's, Inc. (A)                    90          17,784
   Alexandria Real Estate
   Equities, Inc.                          220          14,531
   AMB Property Corp.                      750          28,125
   American Financial Realty Trust       2,850          41,895
   American Home Mortgage
    Investment Corp. (A)                   560          15,473
   AMLI Residential Properties Trust       430          13,532
   Annaly Mortgage Management, Inc.      2,150          38,657
   Anthracite Capital, Inc.                950          11,001
   Anworth Mortgage Asset Corp.            600           6,138
   Arbor Realty Trust, Inc. (A)            400           8,360
   Archstone-Smith Trust                 2,580          86,559
   Arden Realty, Inc.                      650          22,152
   AvalonBay Communities, Inc.           1,000          65,470
   Bedford Property Investors              250           7,187
   Boston Properties, Inc.               1,410          84,205
   Brandywine Realty Trust                 580          17,064
   BRE Properties, Cl. A                   650          25,935
   Burnham Pacific Properties, Inc.      2,050             246
   Camden Property Trust                   700          31,780
   Capital Automotive                      350          11,291
   CarrAmerica Realty Corp.                700          22,561
   Catellus Development Corp.            1,447          41,731
   CBL & Associates Properties, Inc.       330          21,631
   Centerpoint Properties Corp.          1,120          51,856
   Colonial Properties Trust               290          11,304
   Commercial Net Lease Realty             930          17,884
   Cornerstone Realty Income Trust,
    Inc.                                   850           8,347
   Corporate Office Properties
    Trust SBI MD                           500          13,710
   Correctional Properties Trust           561          15,136


                                      NUMBER OF        MARKET
                                        SHARES         VALUE
--------------------------------------------------------------
   Cousins Properties, Inc.                610    $     22,704
   Crescent Real Estate Equities Co.     1,400          22,414
   CRT Properties, Inc.                    530          11,745
   Developers Diversified Realty Corp.   1,144          47,819
   Duke Realty Corp.                     1,510          51,491
   Eastgroup Properties                    350          12,400
   Entertainment Properties Trust          380          15,162
   Equity Inns, Inc.                       850           8,075
   Equity One, Inc.                      2,440          51,216
   Essex Property Trust, Inc.              650          50,999
   Federal Realty Investment Trust         500          23,725
   FelCor Lodging Trust, Inc. (A)        1,100          12,782
   First Industrial Realty Trust         1,200          46,320
   Gables Residential Trust                750          27,375
   General Growth Properties, Inc.       2,900          95,671
   Getty Realty Corp.                      460          12,935
   Glenborough Realty Trust, Inc.          540          11,340
   Glimcher Realty Trust                   760          19,623
   Health Care Property Investors, Inc.  1,850          51,485
   Health Care, Inc.                       650          23,400
   Healthcare Realty Trust, Inc.         1,200          48,420
   Heritage Property Investment Trust    1,540          47,109
   Highland Hospitality Corp. (A)          700           7,980
   Highwoods Properties, Inc.            1,940          48,131
   Home Properties of New York, Inc.       390          16,048
   Hospitality Properties Trust            950          40,707
   Host Marriott Corp. (A)               3,600          52,380
   HRPT Properties Trust                 4,200          46,998
   IMPAC Mortgage Holdings, Inc.         2,000          45,220
   Innkeepers USA Trust                    750          10,388
   Investors Real Estate Trust             750           7,613
   iStar Financial, Inc.                 1,180          48,876
   Kilroy Realty Corp.                     620          24,645
   Kimco Realty Corp.                    1,455          79,370
   Kramont Realty Trust                    450           8,487
   LaSalle Hotel Properties                300           8,616
   Lexington Corporate Properties Trust    650          14,586
   Liberty Property Trust                  900          36,495
   LTC Properties, Inc.                    450           8,510
   Macerich Co.                            500          29,875
   Mack-Cali Realty Corp.                1,034          45,672
   Maguire Properties, Inc.              1,180          30,857
   Manufactured Home
    Communities, Inc.                      370          12,761
   Meristar Hospitality Corp. (A)        2,913          17,012
   MFA Mortgage Investments, Inc.        1,180           9,959
   Mid-America Apartment
    Communities, Inc.                      330          12,979
   Mills Corp.                             450          24,953
   Mission West Properties               1,340          13,266
   National Health Investors, Inc.         520          14,877
   Nationwide Health Properties, Inc.      860          19,410
   New Century Financial Corp.             675          37,226
   New Plan Excel Realty Trust           1,758          45,989
   Newcastle Investment Corp.            1,200          36,732
   Novastar Financial, Inc.                250          10,820
   Omega Healthcare Investors, Inc.        750           8,453
   Pan Pacific Retail Properties, Inc.     400          22,660
   Parkway Properties, Inc.                200          10,156
   Pennsylvania Real Estate
    Investment Trust                       450          18,248

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)



                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Post Properties, Inc.                   600    $     19,254
   Prentiss Properties Trust               700          25,186
   PS Business Parks, Inc.                 500          21,960
   Public Storage, Inc.                  1,710          89,348
   RAIT Investment Trust                   420          11,218
   Ramco-Gershenson Properties             300           8,100
   Realty Income Corp.                     700          33,593
   Reckson Associates Realty             1,600          48,560
   Redwood Trust, Inc.                     200          12,032
   Regency Centers Corp.                   550          26,873
   Rouse Co.                             1,370          91,379
   Saul Centers, Inc.                      250           8,125
   Saxon Capital, Inc. (A)                 520           9,984
   Senior Housing Properties Trust         700          13,132
   Shurgard Storage Centers, Inc.        1,200          47,640
   SL Green Realty Corp.                   390          21,380
   Sovran Self Storage, Inc.               200           7,814
   Summit Properties, Inc.                 520          15,772
   Sun Communities, Inc.                   450          17,492
   Tanger Factory Outlet Centers           270          12,758
   Taubman Centers, Inc.                 1,200          34,440
   Thornburg Mortgage, Inc.                700          19,999
   Town & Country Trust                    300           8,286
   Trizec Properties, Inc.               1,200          19,140
   United Dominion Realty Trust, Inc.    1,788          37,691
   Universal Health Realty Income
    Trust                                  250           7,855
   US Restaurant Properties, Inc.          500           8,860
   Ventas, Inc.                          1,900          51,110
   Vornado Realty Trust                  1,650         110,880
   Washington, Real Estate
    Investment Trust                       700          22,015
   Weingarten Realty Investors           1,190          43,030
                                                  ------------
                                                     3,323,149
                                                  ------------
RETAIL--5.4%
   1-800-Flowers.com, Inc. (A)           1,868          15,084
   7-Eleven, Inc. (A)                    1,150          24,230
   99 Cents Only Stores (A)                500           7,705
   Abercrombie & Fitch Co., Cl. A          900          35,262
   AC Moore Arts & Crafts, Inc. (A)        460          11,852
   Advance Auto Parts (A)                  650          25,428
   Aeropostale, Inc. (A)                   555          17,510
   American Eagle Outfitters (A)           960          39,245
   AnnTaylor Stores Corp. (A)              675          15,160
   Applebees International, Inc.         1,500          34,305
   Asbury Automotive Group, Inc. (A)       740          10,012
   Barnes & Noble, Inc. (A)                650          21,625
   Bebe Stores, Inc. (A)                   600          18,522
   Big 5 Sporting Goods Corp. (A)          300           7,617
   BJ's Restaurants, Inc. (A)            1,533          23,493
   BJ's Wholesale Club, Inc. (A)         1,900          55,157
   Bob Evans Farms                         300           7,152
   Borders Group, Inc.                   1,000          22,790
   Brinker International, Inc. (A)         910          29,393
   Brookstone, Inc. (A)                    400           7,664
   Brown Shoe Co., Inc                     280           7,644
   Buckle, Inc.                            250           6,455
   Burlington Coat Factory
   Warehouse                               760          16,773
   California Pizza Kitchen, Inc. (A)      400           8,848
   Carmax, Inc. (A)                        890          23,443
   Casey's General Stores, Inc.          1,200          21,360

                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Cash America International, Inc.        560    $     14,168
   CBRL Group, Inc.                        500          18,130
   CEC Entertainment, Inc. (A)             375          14,257
   Charlotte Russe Holding, Inc. (A)       400           5,284
   Charming Shoppes (A)                  2,320          17,702
   Cheesecake Factory (A)                1,130          49,053
   Chico's Fas, Inc. (A)                 1,250          50,037
   Children's Place (A)                    350          10,804
   Christopher & Banks Corp.               380           6,175
   CKE Restaurants, Inc. (A)               700           8,449
   Claire's Stores, Inc.                 1,050          27,321
   Coldwater Creek, Inc. (A)               450          10,359
   Copart, Inc. (A)                      1,550          28,799
   Cost Plus, Inc. (A)                     400          12,920
   CSK Auto Corp. (A)                      900          13,176
   DEB Shops, Inc.                         350           8,480
   Deckers Outdoor Corp. (A)               300          11,358
   Dick's Sporting Goods, Inc. (A)         400          14,400
   Dollar Tree Stores, Inc. (A)          1,250          36,125
   Dress Barn, Inc. (A)                    400           6,412
   Electronics Boutique Holdings
    Corp. (A)                              460          15,704
   Finish Line                             420          14,545
   Foot Locker, Inc.                     1,560          38,064
   Fred's, Inc., Cl. A                     490           8,590
   GameStop Corp. (A)                      450           8,815
   Gander Mountain Co. (A)                 300           5,836
   Genesco, Inc. (A)                       300           7,680
   Goody's Family Clothing, Inc.           600           5,274
   Guitar Center, Inc. (A)                 410          18,298
   Haverty Furniture                       450           7,596
   Hibbett Sporting Goods, Inc. (A)        300           6,708
   HOT Topic, Inc. (A)                     750          15,420
   Ihop Corp.                              300          11,490
   Insight Enterprises, Inc. (A)         1,450          26,905
   J Jill Group, Inc. (A)                  350           6,153
   Jack in the Box, Inc. (A)               400          13,348
   Jo-Ann Stores, Inc. (A)                 460          11,344
   JOS A Bank Clothiers, Inc. (A)          250           7,935
   K-Swiss, Inc., Cl A                     400          10,000
   Kenneth Cole Productions, Inc.          250           6,625
   Kmart Holding Corp. (A)               1,170         107,687
   Krispy Kreme Doughnuts, Inc. (A)        610           6,466
   Landry's Seafood Restaurants            400          10,832
   Linens 'N Things, Inc. (A)              400           9,632
   Lithia Motors, Inc.                     300           6,795
   Lone Star Steakhouse & Saloon           430          10,367
   Longs Drug Stores Corp.               1,200          29,640
   MarineMax, Inc. (A)                     460          11,592
   Marvel Enterprises, Inc. (A)          2,615          40,271
   Men's Wearhouse, Inc. (A)               500          15,540
   Michaels Stores, Inc.                 1,958          56,978
   Mothers Work, Inc. (A)                  250           3,237
   Movado Group, Inc.                      500           8,625
   Movie Gallery, Inc.                     350           5,663
   MSC Industrial Direct Co., Cl. A        400          13,656
   Neiman-Marcus Group, Inc., Cl. A        400          24,332
   O'Charleys, Inc. (A)                    400           6,208
   O'Reilly Automotive, Inc. (A)           950          40,907
   Outback Steakhouse, Inc.                840          33,256
   Pacific Sunwear of California         2,200          51,568

--------------------------------------------------------------------------------
15

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Papa John's International, Inc. (A)     360    $     11,621
   Payless Shoesource, Inc. (A)          1,800          17,118
   PEP Boys-Manny Moe & Jack             1,970          28,013
   Petco Animal Supplies, Inc. (A)       1,250          44,712
   Petsmart, Inc.                        2,020          64,600
   PF Chang's China Bistro, Inc. (A)       340          17,286
   Pier 1 Imports, Inc.                  2,650          47,568
   Rare Hospitality
   International, Inc. (A)                 550          15,241
   Red Robin Gourmet Burgers, Inc. (A)     250          10,428
   Retail Ventures, Inc. (A)               900           6,453
   Rite Aid Corp. (A)                    4,750          17,670
   Ross Stores, Inc.                     1,650          43,346
   Ruby Tuesday, Inc.                      600          14,820
   Ruddick Corp.                         1,100          22,143
   Ryan's Restaurant Group, Inc. (A)       850          11,892
   Saks, Inc.                            1,500          18,330
   School Specialty, Inc. (A)              350          14,322
   Select Comfort Corp. (A)                900          15,408
   Sharper Image Corp. (A)                 370           7,576
   ShopKo Stores, Inc. (A)                 550           9,482
   Smart & Final, Inc. (A)                 500           7,390
   Sonic Automotive, Inc.                  620          12,543
   Sonic Corp. (A)                         505          13,751
   Sports Authority, Inc. (A)              250           6,045
   Stage Stores, Inc. (A)                  320          11,523
   Steak N Shake Co. (A)                   400           6,592
   Stein Mart, Inc. (A)                    930          15,457
   Stride Rite Corp.                     1,250          12,938
   Talbots, Inc.                           950          25,071
   TBC Corp. (A)                           230           5,113
   Too, Inc. (A)                           620          13,652
   Tractor Supply Co. (A)                1,110          40,271
   Trans World Entertainment (A)           850           8,823
   Tuesday Morning Corp. (A)               700          22,848
   Ultimate Electronics, Inc. (A)          400           1,152
   Urban Outfitters, Inc. (A)            1,780          72,980
   Weis Markets, Inc.                      550          20,218
   West Marine, Inc. (A)                   400           9,812
   Whole Foods Market, Inc.                830          67,587
   Williams-Sonoma, Inc. (A)             1,600          61,072
   World Fuel Services Corp.               150           5,118
   Yankee Candle Co., Inc. (A)           1,600          44,320
   Zale Corp. (A)                          700          19,964
                                                  ------------
                                                     2,558,989
                                                  ------------
RUBBER & PLASTIC--0.1%
   Bandag, Inc.                            350          16,100
   Myers Industries, Inc.                  605           6,431
   Schulman A, Inc.                        350           6,948
   Trex Co., Inc. (A)                      200           8,024
                                                  ------------
                                                        37,503
                                                  ------------
SEMI-CONDUCTORS/INSTRUMENTS--2.7%
   Actel Corp. (A)                         350           5,309
   Advanced Energy Industries,
    Inc. (A)                               350           3,451
   Agere Systems, Inc., Cl. A (A)       15,370          18,598
   AMIS Holdings, Inc. (A)                 400           6,080
   Amkor Technology, Inc. (A)            1,620           8,068
   Amphenol Corp., Cl. A (A)               950          32,613
   Artesyn Technologies, Inc. (A)          750           7,275


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Artisan Components, Inc. (A)            300    $      9,702
   Asyst Technologies, Inc. (A)            550           2,945
   Atmel Corp. (A)                      13,090          41,626
   ATMI, Inc. (A)                        1,150          26,852
   Avanex Corp. (A)                      1,600           4,400
   Axcelis Technologies, Inc. (A)        1,130           9,718
   Benchmark Electronics, Inc. (A)         600          20,382
   Brillian Corp. (A)                       25              44
   Brooks Automation, Inc. (A)           1,410          20,981
   Caliper Life Sciences, Inc. (A)         250           1,750
   Ceradyne, Inc. (A)                      200           8,578
   Conexant Systems, Inc. (A)            4,266           7,380
   Cree, Inc. (A)                          930          32,094
   Cubic Corp.                             400           8,800
   Cymer, Inc. (A)                         700          19,964
   Cypress Semiconductor Corp. (A)       3,850          40,540
   DSP Group, Inc. (A)                     490           9,717
   Dupont Photomasks, Inc. (A)             450          11,799
   Emulex Corp. (A)                      2,220          23,332
   ESS Technology (A)                      650           4,251
   Exar Corp. (A)                        1,550          23,281
   Fairchild Semiconductor
    International, Inc., Cl. A (A)       3,400          48,858
   Finisar Corp. (A)                     7,280          10,702
   Freescale Semiconductor, Inc. (A)     5,600          87,024
   Genesis Microchip, Inc. (A)             500           7,085
   Helix Technology Corp.                  400           5,616
   Integrated Circuit Systems,
    Inc. (A)                             2,050          46,227
   Integrated Device Technology,
    Inc. (A)                               733           8,664
   Integrated Silicon Solutions,
    Inc. (A)                               500           3,755
   International Rectifier Corp. (A)       720          28,620
   Intersil Corp., Cl. A                 1,556          25,394
   Lattice Semiconductor Corp. (A)       1,600           7,952
   Mattson Technology, Inc. (A)          1,030           8,642
   MEMC Electronic Materials, Inc. (A)   4,525          42,535
   Methode Electronics, Inc.               650           8,729
   Micrel, Inc. (A)                      1,120          12,578
   Microchip Technology, Inc.            2,722          82,340
   Microsemi Corp. (A)                   1,500          23,310
   Mindspeed Technologies, Inc. (A)      3,250           7,702
   Mykrolis Corp. (A)                      900           9,459
   Omnivision Technologies, Inc. (A)     1,530          24,327
   ON Semiconductor Corp. (A)            2,250           8,100
   Oplink Communications, Inc. (A)         950           1,829
   OSI Systems, Inc. (A)                   938          16,331
   Park Electrochemical Corp.              300           6,303
   Pericom Semiconductor Corp. (A)         700           6,297
   Photon Dynamics, Inc. (A)               250           4,575
   Photronics, Inc. (A)                    550           9,653
   Pixelworks, Inc. (A)                    830           9,371
   Plexus Corp. (A)                      1,500          18,585
   Power Integration (A)                   600          12,840
   Rambus, Inc. (A)                      3,050          52,399
   RF Micro Devices, Inc. (A)            4,730          30,792
   Semtech Corp. (A)                     1,000          20,880
   Silicon Image, Inc. (A)               1,220          16,714
   Silicon Laboratories, Inc. (A)        1,450          43,457
   Silicon Storage Technology (A)          990           7,376
   Siliconix, Inc. (A)                     450          18,635
   Sirenza Microdevices, Inc. (A)          950           4,300

--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Sirf Technology Holdings, Inc. (A)      550    $      6,512
   Skyworks Solutions, Inc. (A)          1,510          13,424
   Standard Microsystems Corp. (A)         300           6,606
   Stratos Lightwave, Inc. (A)             210           1,031
   Tessera Technologies, Inc. (A)          660          18,434
   Three-Five Systems, Inc. (A)            100             225
   Transmeta Corp. (A)                     500           1,045
   Transwitch Corp. (A)                    300             312
   Triquint Semiconductor, Inc. (A)      1,900           6,764
   TTM Technologies, Inc. (A)              650           6,087
   Varian Semiconductor Equipment
    Associates, Inc. (A)                   300          10,383
   Vitesse Semiconductor Corp. (A)       1,570           4,270
   Zoran Corp. (A)                         639           6,448
                                                  ------------
                                                     1,279,027
                                                  ------------
SOFTWARE--2.1%
   Activision, Inc. (A)                  2,175          31,494
   Actuate Corp. (A)                       500           1,237
   Advent Software, Inc. (A)               700          14,602
   Akamai Technologies, Inc. (A)         1,800          24,930
   Altiris, Inc. (A)                       350           9,518
   Art Technology Group, Inc. (A)          800             720
   Aspect Communications Corp. (A)         650           6,185
   At Road, Inc. (A)                       650           4,095
   BEA Systems, Inc. (A)                 4,430          35,972
   Borland Software Corp. (A)            1,810          18,534
   Brocade Communications
    System, Inc. (A)                     8,772          59,562
   Cerner Corp. (A)                        430          19,414
   Commerce One, Inc. (A)                   75               5
   DST Systems, Inc. (A)                   900          40,365
   E.piphany, Inc. (A)                   1,100           4,818
   Echelon Corp. (A)                       400           2,824
   Epicor Software Corp. (A)               600           9,222
   F5 Networks, Inc. (A)                   350          13,982
   Hyperion Solutions Corp. (A)            950          38,123
   i2 Technologies, Inc. (A)               900             630
   Informatica Corp. (A)                 1,250           9,762
   Interactive Intelligence, Inc. (A)      350           1,333
   Internet Security Systems (A)         1,850          40,256
   Interwoven, Inc. (A)                    100             907
   Keane, Inc. (A)                       1,570          24,822
   Lawson Software, Inc. (A)             1,500           8,580
   Magma Design Automation, Inc. (A)       450           5,836
   Mantech International Corp.,
    Cl. A (A)                              400           8,648
   Matrixone, Inc. (A)                     400           2,280
   Micromuse, Inc. (A)                   1,690           7,250
   Microstrategy, Inc., Cl. A (A)          200          11,996
   Midway Games, Inc. (A)                  800           7,576
   National Instruments Corp.              750          20,647
   NETIQ Corp. (A)                         950          12,046
   Omnicell, Inc. (A)                      620           6,402
   Opsware, Inc. (A)                     1,150           6,222
   Packeteer, Inc. (A)                     350           4,319
   PDF Solutions, Inc. (A)                 201           2,613
   Peregrine Systems, Inc. (A)              10             179
   Pixar, Inc. (A)                       1,390         111,784
   Portal Software, Inc. (A)               390             942
   Progress Software Corp. (A)             650          12,909

                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Quest Software, Inc. (A)              1,070    $     15,697
   RealNetworks, Inc. (A)                5,900          28,615
   Red Hat, Inc. (A)                     1,950          25,038
   Renaissance Learning, Inc.              450           8,559
   S1 Corp. (A)                          1,100          10,329
   Saba Software, Inc. (A)                 187             714
   ScanSoft, Inc. (A)                    1,400           5,425
   Seebeyond Technology Corp. (A)          800           2,508
   Serena Software, Inc. (A)               600          10,644
   SonicWall, Inc. (A)                   1,800           9,000
   SS&C Technologies, Inc.                 350           8,274
   Sybase, Inc. (A)                      2,650          41,950
   Take-Two Interactive Software (A)     1,030          33,949
   THQ, Inc. (A)                           550          10,395
   Tibco Software, Inc. (A)              2,930          28,480
   TradeStation Group, Inc. (A)          1,100           6,809
   Transaction Systems Architects,
    Inc., Cl. A (A)                        500           8,198
   Trizetto Group (A)                    1,100           7,480
   Ulticom, Inc. (A)                       700          12,033
   Vastera, Inc. (A)                     2,650           4,505
   Verint Systems, Inc. (A)                560          21,773
   Verity, Inc. (A)                        600           7,752
   Vignette Corp. (A)                    4,150           4,607
   Vitria Technology, Inc. (A)              87             283
   WebEx Communications, Inc. (A)          500          11,000
   webMethods, Inc. (A)                  1,100           7,623
   Wind River Systems (A)                2,170          29,056
                                                  ------------
                                                     1,004,237
                                                  ------------
SPECIALTY MACHINERY--0.4%
   Aaon, Inc. (A)                          832          12,231
   Lennox International, Inc.              990          14,315
   Littelfuse, Inc. (A)                    340          11,091
   Modine Manufacturing Co.                600          18,426
   Tecumseh Products Co.                 1,470          63,622
   Valence Technology, Inc. (A)          4,688          15,095
   Watsco, Inc.                            400          11,384
   York International Corp.                800          25,472
                                                  ------------
                                                       171,636
                                                  ------------
STEEL & STEEL WORKS--0.4%
   AK Steel Holding Corp. (A)            2,240          21,347
   Carpenter Technology                    400          18,984
   International Steel Group,
    Inc. (A)                             1,370          50,594
   Maverick Tube Corp. (A)                 540          14,240
   Quanex Corp.                            340          17,238
   Reliance Steel & Aluminum Co.           350          12,012
   Ryerson Tull, Inc.                      500           8,160
   Schnitzer Steel Industries,
   Inc., Cl. A                             375          10,594
   Steel Dynamics, Inc.                    532          17,663
   Texas Industries, Inc.                  380          19,353
                                                  ------------
                                                       190,185
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS--2.3%
   Adelphia Business Solutions,
     Inc. (A) (B)                          199               4
   Adtran, Inc.                            710          15,336
   Advanced Fibre Communication (A)        900          14,058
   Alamosa Holdings, Inc. (A)            2,300          23,080

--------------------------------------------------------------------------------
17

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Alaska Communications Systems
    Group, Inc. (A)                     1,100    $      7,766
   American Tower Corp., Cl. A (A)       2,440          41,944
   Anixter International, Inc.             600          23,184
   Audiovox Corp., Cl. A (A)             1,464          21,082
   Centennial Communications
    Corp. (A)                            1,790          11,170
   Cincinnati Bell, Inc. (A)             8,900          30,349
   Commonwealth Telephone (A)              500          22,815
   Covad Communications Group (A)        1,900           2,850
   Crown Castle International
    Corp. (A)                            2,000          30,620
   Dobson Communications Corp. (A)       3,000           3,990
   Equinix, Inc. (A)                       360          13,568
   Exodus Communications, Inc. (A) (B)     550              --
   Foundry Networks, Inc. (A)            3,860          46,822
   General Cable Corp. (A)                 600           7,380
   General Communication, Cl. A (A)      2,270          20,793
   Global Crossing Ltd. (A)                500           6,970
   Global Payments, Inc.                 1,100          60,236
   IDT Corp. (A)                           400           5,252
   Infonet Services Corp., Cl. B (A)     7,740          14,087
   j2 Global Communications, Inc. (A)      250           7,537
   Juniper Networks, Inc. (A)            7,020         186,802
   Level 3 Communications, Inc. (A)      6,230          20,933
   MCI, Inc. (A)                         4,150          71,587
   Metromedia Fiber Network,
    Inc., Cl. A (A) (B)                    600              --
   Nextel Partners, Inc., Cl. A (A)      2,000          33,680
   North Pittsburgh Systems, Inc.          982          20,249
   Novatel Wireless, Inc. (A)              350           7,262
   NTL, Inc. (A)                           970          64,515
   Optical Cable Corp. (A)                  84             386
   Primus Telecommunications Group (A)   2,500           4,775
   PTEK Holdings, Inc. (A)               1,340          13,346
   RCN Corp. (A)                         1,600             176
   Shenandoah Telecomm Co. (A)             400          10,656
   Spectrasite, Inc. (A)                   400          20,520
   SureWest Communications                 250           7,084
   Sycamore Networks, Inc. (A)           2,550           9,359
   Telephone & Data Systems, Inc.          790          59,171
   Time Warner Telecom, Inc., Cl. A (A)    150             768
   Triton PCS Holdings, Inc., Cl. A (A)  1,050           2,552
   Ubiquitel, Inc. (A)                   1,700           9,639
   US Cellular Corp. (A)                 1,193          49,688
   US Unwired, Inc. (A)                  2,350           7,285
   Warwick Valley Telephone Co.            600          14,430
   West Corp. (A)                          967          27,192
   Western Wireless Corp., Cl. A (A)       670          19,524
                                                  ------------
                                                     1,092,472
                                                  ------------
TESTING LABORATORIES--0.6%
   Accelrys, Inc. (A)                      610           3,514
   Amylin Pharmaceticals, Inc. (A)       2,163          46,072
   Antigenics, Inc. (A)                    900           6,093
   Ariad Pharmaceuticals, Inc. (A)         900           5,103
   Atrix Labs, Inc. (A)                    550          17,039
   CV Therapeutics, Inc. (A)               500           8,365
   Diversa Corp. (A)                       750           6,465
   Dyax Corp. (A)                          550           3,157
   eResearch Technology, Inc. (A)          630           7,365
   Exelixis, Inc. (A)                    1,490          13,261


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Genencor International, Inc. (A)        710    $     11,023
   Incyte Corp. (A)                      1,760          18,304
   Isis Pharmaceuticals, Inc. (A)        1,980           9,217
   Lexicon Genetics, Inc. (A)            1,000           6,510
   Luminex Corp. (A)                       700           5,460
   Myriad Genetics, Inc. (A)               390           6,911
   Oscient Pharmaceuticals Corp. (A)     1,500           5,085
   Pharmaceutical Product
    Development, Inc. (A)                1,500          63,345
   Pharmacopeia Drug Discovery,
    Inc. (A)                               305           1,781
   Rigel Pharmaceuticals, Inc. (A)         300           7,200
   SFBC International, Inc. (A)            300           8,343
   Symyx Technologies, Inc. (A)            400           9,786
   Tejon Ranch Co. (A)                     370          13,279
   Trimeris, Inc. (A)                      250           2,877
                                                  ------------
                                                       285,555
                                                  ------------
TRUCKING--1.4%
   Arkansas Best Corp.                     510          19,936
   CH Robinson Worldwide, Inc.           1,200          64,728
   CNF, Inc.                               800          35,024
   Expeditors International
    Washington, Inc.                     1,400          79,940
   Forward Air Corp. (A)                   390          16,056
   GATX Corp.                            1,700          46,376
   Heartland Express                       975          19,949
   Hunt JB Transportation
   Services, Inc.                          800          32,688
   Kirby Corp. (A)                         450          18,900
   Knight Transportation, Inc. (A)         945          22,198
   Laidlaw International, Inc. (A)       3,190          53,177
   Landstar Systems, Inc. (A)              600          40,764
   Old Dominion Freight Line (A)           300           8,408
   Overnite Corp.                          350          11,326
   Pacer International, Inc. (A)           580          10,295
   SCS Transportation, Inc. (A)            300           5,421
   Sirva, Inc. (A)                       1,600          38,400
   Swift Transportation Co., Inc. (A)    1,527          28,860
   USF Corp.                               600          21,504
   Wabash National Corp. (A)               490          12,044
   Werner Enterprises, Inc.              2,287          48,485
   Yellow Roadway Corp. (A)                490          23,515
                                                  ------------
                                                       657,994
                                                  ------------
WATER UTILITIES--0.1%
   Aqua America, Inc.                    2,375          51,918
   Ionics, Inc. (A)                        300           8,550
                                                  ------------
                                                        60,468
                                                  ------------
WHOLESALE--1.2%
   Adesa, Inc. (A)                         848          17,087
   Aramark Corp.                           820          18,491
   Arrow Electronics, Inc. (A)             950          22,762
   Aviall, Inc. (A)                        400           8,660
   Avnet, Inc. (A)                       1,000          16,960
   Barnes Group, Inc.                      300           7,800
   Central European Distribution
    Corp. (A)                              300           7,593
   Fastenal Co.                          1,050          57,992
   Fresh Del Monte Produce               1,800          47,286
   Handleman Co.                           400           8,604

--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

              Extended Market Index Fund o Schedule of Investments
                          October 31, 2004 (Unaudited)


                                     NUMBER OF
                                      SHARES/
                                     PRINCIPAL         MARKET
                                       AMOUNT          VALUE
--------------------------------------------------------------
   Hughes Supply, Inc.                   1,600    $     45,456
   Ingram Micro, Inc., Cl. A (A)         1,350          23,288
   LKQ Corp. (A)                           400           6,546
   Navarre Corp. (A)                       550           8,250
   Owens & Minor Incorporated
    Holding Co.                            900          23,571
   Patterson Cos., Inc. (A)              1,840          69,000
   Performance Food Group Co. (A)          350           8,141
   SCP Pool Corp.                          765          22,330
   Tech Data Corp. (A)                   1,180          47,660
   United Natural Foods, Inc. (A)        1,500          40,785
   United Stationers, Inc. (A)             300          13,350
   Valhi, Inc.                           1,050          16,044
   Wesco International, Inc. (A)         1,431          35,889
                                                  ------------
                                                       573,545
                                                  ------------
TOTAL COMMON STOCK
 (COST $43,350,502)--95.5%                          45,541,263
                                                  ------------

CORPORATE BOND
 (COST $4,250)--0.0%
   Mueller Industries, Inc.
    6.00%, 11/01/14                     $4,250           4,202
                                                  ------------

WARRANTS
COMPUTERS & SERVICES--0.0%
   Redback Networks, Inc.,
      expires 01/05/11 (A)                   6              14
                                                  ------------
FINANCIAL SERVICES--0.0%
   General Growth Properties,
       expires 11/09/04 (A)                290             220
                                                  ------------
TELEPHONES & TELECOMMUNICATIONS--0.0%
   NTL, Inc. Series A,
       expires 01/13/11 (A)                  3              13
                                                  ------------
TOTAL WARRANTS
 (COST $30,221)--0.0%                                      247
                                                  ------------

TOTAL INVESTMENTS
 (COST $43,384,973)--95.5%                          45,549,125

OTHER ASSETS AND LIABILITIES, NET--4.5%              2,148,224
                                                  ------------

NET ASSETS--100.0%                                $ 47,697,349
                                                  ============
(A)     Non-income producing security.
(B) Security is based at fair value as determined in good faith by the Board of Trustees of the Trust.

Amounts designated as "--" are either $0 or round to $0.




The following futures contracts were open as of October 31, 2004:

                      # of                         Unrealized      Expiration
Description        Contracts         Value        Apprecation         Date
-----------        ----------        -----        -----------      ----------
S&P Mid-Cap
  E-Mini               36          $2,170,080       $38,980       December 2004

At October 31, 2004, the tax basis cost of the Fund's investments was $43,602,059, and the unrealized appreciation and depreciation were $7,032,928 and $(5,089,274), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.




--------------------------------------------------------------------------------
19

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   ASIAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------

FOREIGN COMMON STOCK

AUSTRALIA--14.6%
   Amcor Ltd.                            3,578     $    20,434
   AMP Ltd.                              6,508          31,078
   Ansell Ltd.                             903           6,056
   Aristocrat Leisure Ltd.               1,367           8,789
   Australia and New Zealand Banking
     Group Ltd.                          7,814         119,315
   Australia Gas Light Co. Ltd.          1,517          14,875
   Australian Stock Exchange Ltd.          384           5,320
   AXA Asia Pacific Holdings Ltd.        6,600          18,871
   BHP Billiton Ltd.                    16,215         168,096
   BHP Steel Ltd.                        3,200          18,515
   Boral Ltd.                            2,466          12,256
   Brambles Industries Ltd.              3,259          17,295
   Centro Properties Group               2,000           6,916
   CFS Gandel Retail Trust               6,191           7,275
   Coca-Cola Amatil Ltd.                 1,800           9,916
   Cochlear Ltd.                           277           5,142
   Coles Myer Ltd.                       3,734          26,663
   Commonwealth Bank of Australia        5,034         120,951
   Commonwealth Property Office Fund     6,041           5,878
   Computershare Ltd.                    2,073           8,100
   CSL Ltd.                                716          15,435
   CSR Ltd.                              4,044           8,173
   DB RREEF Trust (A)                    5,379           5,194
   Foster's Group Ltd.                   6,523          24,656
   Futuris Corp. Ltd.                    4,062           6,081
   General Property Trust                9,176          25,550
   Harvey Norman Holdings Ltd.           7,800          17,748
   Iluka Resources Ltd.                  1,570           5,758
   ING Industrial Fund                   3,740           5,907
   Insurance Australia Group Ltd.        6,017          24,275
   Investa Property Group                6,333           9,860
   James Hardie Industries               2,015           9,502
   John Fairfax Holdings Ltd.            6,339          20,355
   Leighton Holdings Ltd.                  588           4,920
   Lend Lease Corp. Ltd.                 1,336          11,540
   Lion Nathan Ltd.                      2,000          11,796
   Macquarie Bank Ltd.                     726          21,514
   Macquarie Goodman Industrial Trust    5,000           7,522
   Macquarie Infrastructure Group        9,443          26,222
   Mayne Group Ltd.                      2,827           9,310
   Mirvac Group                          2,904           9,847
   National Australia Bank Ltd.          6,504         137,625
   Newcrest Mining Ltd.                  1,246          15,538
   News Corp. Ltd. (A)                   4,949          39,895
   OneSteel Ltd.                         3,079           6,061
   Orica Ltd.                            1,120          14,235
   Origin Energy Ltd.                    2,430          12,277
   Pacific Brands Ltd.                   2,543           5,901
   PaperlinX Ltd.                        1,671           6,029
   Patrick Corp. Ltd.                    2,000           8,323
   Perpetual Trustees Australia Ltd.       169           7,046
   Publishing & Broadcasting Ltd.        1,000          10,951
   Qbe Insurance Group Ltd.              2,500          25,692
   Rinker Group Ltd.                     3,900          25,338
   Rio Tinto Ltd.                        1,343          36,791
   Santos Ltd.                           1,992          12,375


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Sonic Healthcare Ltd.                   902     $     6,853
   Southcorp Ltd. (A)                       85             229
   Stockland                             4,300          18,957
   Suncorp-Metway Ltd.                   2,183          27,974
   Tabcorp Holdings Ltd.                 2,736          30,721
   Telstra Corp. Ltd.                    9,218          32,221
   Toll Holdings Ltd.                    1,000           8,847
   Transurban Group                      1,768           8,403
   Wesfarmers Ltd.                       1,657          43,099
   Westfield Group (A)                   2,000          22,455
   Westpac Banking Corp. Ltd.            7,603         107,443
   WMC Ltd.                              3,806          15,640
   WMC Resources Ltd.                    4,076          20,593
   Woodside Petroleum Ltd.               1,700          24,775
   Woolworths Ltd.                       3,802          38,077
                                                   -----------
                                                     1,683,270
                                                   -----------
HONG KONG--4.9%
   Bank of East Asia                     3,600          10,314
   BOC Hong Kong Holdings Ltd.          14,000          25,452
   Cathay Pacific Airways Ltd.           4,000           6,938
   Cheung Kong Holdings Ltd.             6,000          49,721
   Cheung Kong Infrastructure
     Holdings Ltd.                       2,000           5,332
   CLP Holdings Ltd.                     7,200          41,350
   Esprit Holdings Ltd.                  3,500          18,706
   Giordano International Ltd.          10,000           5,589
   Hang Lung Properties Ltd.             7,000          10,388
   Hang Seng Bank Ltd.                   3,200          42,552
   Henderson Land Development            3,000          13,914
   Hong Kong & China Gas                16,900          32,569
   Hong Kong Electric Holdings           6,500          29,062
   Hong Kong Exchanges &
     Clearing Ltd.                       4,000           9,096
   Hopewell Holdings                     3,000           6,456
   Hutchison Telecommunications
     International Ltd. (A)                120              82
   Hutchison Whampoa Ltd.                9,000          69,089
   Hysan Development Co. Ltd.            3,000           4,972
   Johnson Electric Holdings             4,000           3,983
   Kerry Properties Ltd.                 3,000           5,782
   Li & Fung Ltd.                        4,000           5,910
   MTR Corp.                             6,000           8,981
   New World Development Ltd.            9,000           7,863
   PCCW Ltd. (A)                        14,000           8,499
   Shangri-La Asia Ltd.                  6,000           6,899
   Sino Land Co.                         8,000           6,835
   Sun Hung Kai Properties Ltd.          6,000          55,503
   Swire Pacific Ltd.                    4,500          31,798
   Techtronic Industries Co.             4,000           7,966
   Television Broadcasts Ltd.            2,000           8,557
   Wharf Holdings Ltd.                   6,000          19,734
   Yue Yuen Industrial Holdings          2,500           6,279
                                                   -----------
                                                       566,171
                                                   -----------
JAPAN--65.7%
   7-Eleven Japan                        2,000          58,034
   77 Bank Ltd.                          1,000           5,964
   Acom Co. Ltd.                           220          13,828
   Advantest Corp.                         300          21,011
   Aeon Co. Ltd.                         2,500          40,076

--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   ASIAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Aeon Credit Service Co. Ltd.            100     $     6,569
   Aiful Corp.                             200          20,000
   Aisin Seiki Co. Ltd.                    600          13,469
   Ajinomoto Co., Inc.                   2,000          22,193
   All Nippon Airways Co. Ltd.           2,000           6,257
   Alps Electric Co. Ltd.                1,000          12,070
   Amada Co. Ltd.                        2,000          10,662
   Aoyama Trading Co. Ltd.                 300           6,550
   Asahi Breweries Ltd.                  1,000          10,321
   Asahi Glass Co. Ltd.                  3,000          27,618
   Asahi Kasei Corp.                     5,000          21,361
   Asatsu-DK, Inc.                         200           5,690
   Autobacs Seven Co. Ltd.                 200           5,388
   Bandai Co. Ltd.                         300           6,578
   Bank of Fukuoka Ltd.                  2,000          11,399
   Bank of Yokohama Ltd.                 4,000          23,970
   Benesse Corp.                           200           5,577
   Bridgestone Corp.                     3,000          54,442
   Canon, Inc.                           3,600         177,958
   Casio Computer Co. Ltd.               1,000          11,900
   Central Glass Co. Ltd.                1,000           6,749
   Central Japan Railway Co.                 4          32,439
   Chiba Bank Ltd.                       2,000          12,873
   Chubu Electric Power Co., Inc.        2,600          56,645
   Chugai Pharmaceutical Co. Ltd.          800          12,552
   Citizen Watch Co. Ltd.                1,000           9,414
   Coca-Cola West Japan Co. Ltd.           300           7,287
   Credit Saison Co. Ltd.                  700          22,429
   CSK Corp.                               300          12,164
   Dai Nippon Printing Co. Ltd.          3,000          41,144
   Daicel Chemical Industries Ltd.       2,000           9,471
   Daiichi Pharmaceutical Co. Ltd.       1,000          19,518
   Daikin Industries Ltd.                1,000          24,386
   Daimaru, Inc.                         1,000           7,448
   Dainippon Ink and Chemicals, Inc.     3,000           6,777
   Dainippon Screen Manufacturing
     Co. Ltd.                            1,000           5,180
   Daito Trust Construction Co. Ltd.       400          16,938
   Daiwa House Industry Co. Ltd.         2,000          20,492
   Daiwa Securities Group, Inc.          4,000          24,575
   Denki Kagaku Kogyo                    2,000           6,087
   Denso Corp.                           2,300          55,217
   Dentsu, Inc.                              6          16,106
   Dowa Mining Co. Ltd.                  1,000           6,049
   East Japan Railway Co.                   15          78,970
   Ebara Corp.                           2,000           9,263
   Eisai Co. Ltd.                        1,000          28,828
   FamilyMart Co. Ltd.                     200           5,378
   Fanuc Ltd.                              600          36,295
   Fast Retailing Co. Ltd.                 200          12,741
   Fuji Electric Co. Ltd.                1,000           2,571
   Fuji Photo Film Co. Ltd.              2,000          68,431
   Fuji Soft ABC, Inc.                     200           6,352
   Fuji Television Network, Inc.             3           6,777
   Fujikura Ltd.                         2,000           8,809
   Fujisawa Pharmaceutical Co. Ltd.      1,000          26,181
   Fujitsu Ltd.                          7,000          41,749
   Furukawa Electric Co. Ltd. (A)        3,000          12,590
   Gunma Bank Ltd.                       2,000          10,208
   Hankyu Department Stores              1,000           6,994
   Hino Motors Ltd.                      1,000           6,673


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Hirose Electric Co. Ltd.                100     $     9,934
   Hitachi Capital Corp.                   400           6,544
   Hitachi Chemical Co. Ltd.               500           7,911
   Hitachi Ltd.                         14,000          88,261
   Hokkaido Electric Power Co., Inc.       700          13,001
   Hokugin Financial Group, Inc. (A)     4,000           9,112
   Honda Motor Co. Ltd.                  3,400         164,537
   House Foods Corp.                       400           5,490
   Hoya Corp.                              400          41,134
   Isetan Co. Ltd.                         900           9,187
   Ishikawajima-Harima Heavy
     Industries Co. Ltd. (A)             7,000           9,197
   Ito En Ltd.                             200           9,055
   Ito-Yokado Co. Ltd.                   1,000          35,917
   Itochu Corp. (A)                      6,000          25,860
   Itochu Techno-Science Corp.             200           8,091
   Jafco Co. Ltd.                          100           5,151
   Japan Airlines Systems Corp. (A)      2,000           5,482
   Japan Real Estate Investment Corp.        1           8,015
   Japan Retail Fund Investment Corp.        1           8,006
   Japan Tobacco, Inc.                       3          26,399
   JFE Holdings, Inc.                    2,275          61,176
   JGC Corp.                             1,000          10,614
   Joyo Bank Ltd.                        2,000           8,923
   JSR Corp.                               500           9,112
   Kajima Corp.                          3,000          11,342
   Kamigumi Co. Ltd.                     1,000           7,108
   Kaneka Corp.                          1,000          10,444
   Kansai Electric Power Co.             3,100          58,250
   Kansai Paint Co. Ltd.                 1,000           5,756
   Kao Corp.                             2,000          46,219
   Katokichi Co. Ltd.                      300           5,651
   Kawasaki Heavy Industries Ltd.        8,000          12,703
   Kawasaki Kisen Kaisha Ltd.            3,000          20,047
   Keihin Electric Express Railway
     Co. Ltd.                            2,000          11,569
   Keio Electric Railway Co. Ltd.        2,000          10,605
   Keyence Corp.                           100          22,571
   Kikkoman Corp.                        1,000           8,809
   Kinden Corp.                          1,000           6,796
   Kintetsu Corp.                        7,000          22,297
   Kirin Brewery Co. Ltd.                3,000          26,994
   Kobe Steel Ltd.                       9,000          12,590
   Kokuyo Co. Ltd.                         500           5,340
   Komatsu Ltd.                          4,000          26,805
   Konami Corp.                            300           6,777
   Konica Minolta Holdings, Inc.         2,000          26,730
   Kubota Corp.                          5,000          22,826
   Kuraray Co. Ltd.                      2,000          15,652
   Kurita Water Industries Ltd.            500           7,391
   Kyocera Corp.                           700          50,879
   Kyowa Hakko Kogyo Co. Ltd.            2,000          14,026
   Kyushu Electric Power                 1,700          33,743
   Lawson, Inc.                            300          10,038
   Leopalace21 Corp.                       400           7,319
   Mabuchi Motor Co. Ltd.                  200          14,877
   Marubeni Corp.                        6,000          15,766
   Marui Co. Ltd. (A)                      900          11,305
   Matsumotokiyoshi Co. Ltd.               200           5,038
   Matsushita Electric Industrial
     Co. Ltd.                            9,865         143,313
   Matsushita Electric Works             1,000           8,261

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   ASIAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   MEDICEO Holdings Co. Ltd.               500     $     4,764
   Meiji Dairies Corp.                   1,000           5,709
   Meiji Seika Kaisha Ltd.               2,000           8,242
   Meitec Corp.                            200           7,543
   Millea Holdings, Inc.                     6          79,395
   Minebea Co. Ltd.                      2,000           8,507
   Mitsubishi Chemical Corp.             5,000          14,509
   Mitsubishi Corp.                      5,000          55,340
   Mitsubishi Electric Corp.             6,000          28,129
   Mitsubishi Estate Co. Ltd.            4,000          42,306
   Mitsubishi Gas Chemical Co., Inc.     2,000           8,582
   Mitsubishi Heavy Industries Ltd.     12,000          33,800
   Mitsubishi Materials Corp.            5,000          10,066
   Mitsubishi Rayon Co. Ltd.             3,000           9,584
   Mitsubishi Tokyo Financial
     Group, Inc.                            20         170,132
   Mitsui & Co. Ltd.                     5,000          42,108
   Mitsui Chemicals, Inc.                1,000           4,896
   Mitsui Engineering & Shipbuilding
     Co. Ltd.                            4,000           6,805
   Mitsui Fudosan Co. Ltd.               3,000          31,900
   Mitsui Mining & Smelting Co. Ltd.     3,000          11,881
   Mitsui O.S.K. Lines Ltd.              4,000          23,743
   Mitsui Sumitomo Insurance Co. Ltd.    6,000          49,338
   Mitsui Trust Holdings, Inc.           2,000          13,781
   Mitsukoshi Ltd. (A)                   2,000           8,885
   Mitsumi Electric Co. Ltd.               500           5,633
   Mizuho Financial Group, Inc.             33         127,571
   Murata Manufacturing Co. Ltd.         1,000          47,732
   Namco Ltd. (A)                          600           7,020
   NEC Corp.                             6,000          33,346
   NEC Electronics Corp.                   200           9,792
   NET One Systems Co. Ltd.                  2           7,637
   NGK Insulators Ltd.                   1,000           8,091
   NGK Spark Plug Co. Ltd.               1,000           9,849
   Nichirei Corp.                        2,000           6,900
   Nidec Corp.                             200          21,701
   Nikko Cordial Corp.                   6,000          26,881
   Nikon Corp.                           1,000           9,839
   Nintendo Co. Ltd.                       400          45,217
   Nippon Building Fund, Inc.                1           8,431
   Nippon Express Co. Ltd.               3,000          14,490
   Nippon Kayaku Co. Ltd.                1,000           5,236
   Nippon Light Metal Co. Ltd.           3,000           7,287
   Nippon Meat Packers, Inc.             1,000          12,495
   Nippon Mining Holdings, Inc.          2,000           9,527
   Nippon Mitsubishi Oil Corp.           6,000          38,166
   Nippon Sheet Glass Co. Ltd.           1,000           3,374
   Nippon Shokubai Co. Ltd.              1,000           7,259
   Nippon Steel Corp.                   23,000          53,913
   Nippon Telegraph & Telephone Corp.       21          89,319
   Nippon Unipac Holding                     4          17,807
   Nippon Yusen Kabushiki Kaisha         4,000          20,151
   Nishimatsu Construction Co. Ltd.      1,000           3,119
   Nissan Chemical Industries Ltd.       1,000           8,138
   Nissan Motor Co. Ltd.                10,700         120,855
   Nisshin Seifun Group, Inc.            1,000          10,009
   Nisshin Steel Co. Ltd.                3,000           6,578
   Nisshinbo Industries, Inc.            1,000           6,626
   Nissin Food Products Co. Ltd.           500          12,216
   Nitori Co. Ltd.                         100           5,435


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Nitto Denko Corp.                       700     $    33,280
   NOK Corp.                               400          12,174
   Nomura Holdings, Inc.                 8,000          98,299
   Nomura Research Institute Ltd.          100           8,752
   NSK Ltd.                              2,000           8,620
   NTN Corp.                             2,000          10,529
   NTT Data Corp.                            5          13,752
   NTT Docomo, Inc.                         87         153,771
   Obayashi Corp.                        3,000          16,163
   Odakyu Electric Railway Co. Ltd.      3,000          16,021
   OJI Paper Co. Ltd.                    3,000          17,155
   Oki Electric Industry Co. Ltd. (A)    3,000          10,293
   Olympus Corp.                         1,000          19,423
   Omron Corp.                           1,000          22,732
   Onward Kashiyama Co. Ltd.             1,000          13,043
   Oracle Corp.                            200          10,057
   Oriental Land Co. Ltd.                  200          11,947
   ORIX Corp.                              300          35,246
   Osaka Gas Co. Ltd.                    9,000          26,115
   Pioneer Corp.                           500           9,069
   Promise Co. Ltd.                        400          25,482
   QP Corp.                                700           5,988
   Rakuten, Inc.                             2          15,028
   Resona Holdings, Inc. (A)            18,000          29,773
   Ricoh Co. Ltd.                        3,000          56,144
   Rinnai Corp.                            200           5,454
   Rohm Co. Ltd.                           400          41,134
   Ryohin Keikaku Co. Ltd.                 200           8,960
   Sampo Japan Insurance, Inc.           3,000          26,200
   Sankyo Co. Ltd.                         200           8,015
   Sankyo Co. Ltd.                       1,600          33,270
   Sanyo Electric Co. Ltd.               6,000          19,225
   Sapporo Holdings Ltd.                 2,000           7,996
   Secom Co. Ltd.                        1,000          36,389
   Sega Sammy Holdings, Inc. (A)           340          15,811
   Seiko Epson Corp.                       400          16,560
   Seino Transportation Co. Ltd.         1,000           9,074
   Sekisui Chemical Co. Ltd.             2,000          12,741
   Sekisui House Ltd.                    2,000          20,681
   Sharp Corp.                           4,000          55,350
   Shimachu Co. Ltd.                       200           4,660
   Shimamura Co. Ltd.                      100           7,344
   Shimano, Inc.                           500          12,311
   Shimizu Corp.                         3,000          12,760
   Shin-Etsu Chemical Co. Ltd.           1,600          60,945
   Shinsei Bank Ltd.                     2,000          13,043
   Shionogi & Co. Ltd.                   1,000          15,548
   Shiseido Co. Ltd.                     1,000          13,072
   Shizuoka Bank Ltd.                    2,000          16,711
   Showa Denko                           5,000          12,098
   Showa Shell Sekiyu KK                   500           4,490
   Skylark Co Ltd.                         300           4,979
   SMC Corp.                               200          21,456
   Softbank Corp.                        1,000          45,369
   Sojitz Holdings Corp. (A)             1,400           6,285
   Sony Corp.                            4,000         139,509
   Stanley Electric Co. Ltd.               300           4,636
   Sumitomo Bakelite Co. Ltd.            1,000           5,898
   Sumitomo Chemical Co. Ltd.            6,000          29,149
   Sumitomo Corp.                        4,000          29,830
   Sumitomo Electric Industries Ltd.     3,000          28,497

--------------------------------------------------------------------------------
3

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   ASIAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Sumitomo Heavy Industries Ltd. (A)    3,000     $     8,733
   Sumitomo Metal Industries Ltd.       11,000          13,308
   Sumitomo Metal Mining Co. Ltd.        2,000          13,516
   Sumitomo Mitsui Financial
     Group, Inc.                            18         117,221
   Sumitomo Osaka Cement Co. Ltd.        3,000           6,607
   Sumitomo Realty & Development
     Co. Ltd.                            1,000          11,011
   Sumitomo Trust & Banking Co. Ltd.     5,000          29,206
   Suruga Bank Ltd.                      1,000           7,703
   Suzuken Co. Ltd.                        200           4,263
   T&D Holdings, Inc. (A)                  600          26,541
   Taiheiyo Cement Corp.                 4,000           9,074
   Taisei Corp.                          4,000          14,329
   Taisho Pharmaceutical Co. Ltd.        1,000          18,091
   Taiyo Nippon Sanso Corp.              1,000           4,991
   Takara Holdings, Inc.                 1,000           6,484
   Takashimaya Co. Ltd.                  1,000           8,582
   Takeda Chemical Industries Ltd.       3,800         183,894
   Takefuji Corp.                          330          20,898
   TDK Corp.                               500          34,783
   Teijin Ltd.                           2,000           7,788
   Teikoku Oil Co. Ltd.                  1,000           5,501
   Terumo Corp.                            500          12,476
   THK Co. Ltd.                            500           8,705
   TIS, Inc.                               200           6,767
   Tobu Railway Co. Ltd.                 3,000          10,690
   Toho Co. Ltd.                           800          11,546
   Tohoku Electric Power                 1,500          25,647
   Tokyo Electric Power Co.              5,000         113,422
   Tokyo Electron Ltd.                     700          38,043
   Tokyo Gas Co. Ltd.                   11,000          41,068
   Tokyu Corp.                           3,000          13,611
   Tokyu Land Corp.                      2,000           6,011
   TonenGeneral Sekiyu KK                1,000           8,733
   Toppan Printing Co. Ltd.              2,000          19,357
   Toray Industries, Inc.                5,000          23,393
   Toshiba Corp.                        12,000          48,431
   Tosho Corp.                           3,000          12,732
   Tostem Inax Holding Corp.             1,000          17,826
   Toto Ltd.                             1,000           8,979
   Toyo Seikan Kaisha Ltd.               1,000          15,605
   Toyobo Co. Ltd.                       3,000           6,749
   Toyoda Gosei Co. Ltd.                   100           1,909
   Toyota Industries Corp.                 600          13,639
   Toyota Motor Corp.                   12,500         487,949
   Trend Micro, Inc.                       500          24,008
   Ube Industries Ltd. (A)               4,000           5,898
   UFJ Holdings, Inc. (A)                   15          69,754
   Uni-Charm Corp.                         200          10,132
   UNY Co.                               1,000          10,028
   USS Co. Ltd.                            100           8,100
   West Japan Railway Co.                    7          27,987
   World Co. Ltd.                          200           5,860
   Yahoo Japan Corp. (A)                     8          36,220
   Yakult Honsha Co. Ltd.                1,000          15,851
   Yamada Denki Co. Ltd.                   300          10,662
   Yamaha Corp.                            600           9,181
   Yamaha Motor Co. Ltd.                 1,000          15,246


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   Yamanouchi Pharmaceutical Co. Ltd.    1,200     $    44,121
   Yamato Transport Co. Ltd.             2,000          27,013
   Yamazaki Baking Co. Ltd.              1,000           8,837
   Yokogawa Electric Corp.               1,000          13,062
   Zeon Corp.                            1,000           7,902
                                                   -----------
                                                     7,559,146
                                                   -----------
NEW ZEALAND--0.7%
   Auckland International Airport Ltd.   1,077           5,291
   Carter Holt Harvey Ltd.               7,805          11,481
   Contact Energy Ltd.                   3,649          14,905
   Fisher & Paykel Appliances
     Holdings Ltd.                       1,850           5,063
   Fisher & Paykel Healthcare Corp.      2,940           5,834
   Fletcher Building Ltd.                1,911           7,126
   Sky City Entertainment Group Ltd.     1,706           5,229
   Telecom Corp. of New Zealand Ltd.     6,954          27,453
                                                   -----------
                                                        82,382
                                                   -----------
SINGAPORE--2.4%
   CapitaLand Ltd.                       3,000           3,338
   Chartered Semiconductor
     Manufacturing Ltd. (A)             22,000          13,364
   City Developments Ltd.                4,000          15,156
   ComfortDelgro Corp. Ltd.              8,000           6,880
   DBS Group Holdings Ltd.               4,000          37,529
   Fraser and Neave Ltd.                 1,000           8,240
   Haw Par Corp. Ltd.                      204             608
   Keppel Corp. Ltd.                     4,000          19,246
   Oversea-Chinese Banking Corp.         4,000          33,199
   SembCorp Industries Ltd.              6,000           5,521
   SembCorp Logistics Ltd.               1,000           1,389
   Singapore Airlines Ltd.               2,000          12,871
   Singapore Exchange Ltd.               5,000           5,293
   Singapore Post Ltd.                  11,000           5,326
   Singapore Press Holdings Ltd.         4,250          12,013
   Singapore Technologies
     Engineering Ltd.                    5,000           6,285
   Singapore Telecommunications Ltd.    21,358          31,086
   ST Assembly Test Services Ltd. (A)   15,000           8,976
   United Overseas Bank Ltd.             5,000          40,597
   Venture Corp. Ltd.                    1,000           9,503
                                                   -----------
                                                       276,420
                                                   -----------
TOTAL FOREIGN COMMON STOCK
 (COST $9,382,227)--88.3%                           10,167,389
                                                   -----------

FOREIGN PREFERRED STOCK
AUSTRALIA--0.8%
   News Corp. Ltd. (A)                  11,684          91,827
                                                   -----------
TOTAL FOREIGN PREFERRED STOCK
 (COST $90,873)--0.8%                                   91,827
                                                   -----------

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                   ASIAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES           VALUE
--------------------------------------------------------------

WARRANTS

REAL ESTATE--0.0%
   City Developments Ltd.,
      expires 05/10/06(A)                  400     $       919
                                                   -----------
TOTAL WARRANTS
 (COST $0)--0.0%                                           919
                                                   -----------

TOTAL INVESTMENTS
 (COST $9,473,100)--89.1%                           10,260,135

OTHER ASSETS AND LIABILITIES, NET--10.9%             1,249,824
                                                   -----------


NET ASSETS--100.0%                                 $11,509,959
                                                   ===========
(A)   Non-income producing security.


The following futures contracts were open as of October 31, 2004:

                                              Unrealized
                    # of                     Appreciation        Expiration
Description      Contracts      Value       (Deprecation)           Date
-----------      ----------     -----       -------------           ----
Nikkei 300
   Index             52       $1,020,340       $(37,613)        December 2004

SPI 200 Index         3          212,255          7,444         December 2004
                     --       ----------       --------
                     55       $1,232,595       $(30,169)


At October 31, 2004, the tax basis cost of the Fund's investments was $9,473,100, and the unrealized appreciation and depreciation were $1,254,401 and $(467,366), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.




--------------------------------------------------------------------------------
5

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                 EUROPEAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
FOREIGN COMMON STOCK

AUSTRIA--1.0%
   Bank Austria Creditanstalt AG           268     $    19,894
   Erste Bank der
   Oesterreichischen
     Sparkassen AG                         416          18,572
   Flughafen Wien AG                       241          15,894
   IMMOFINANZ Immobilien
     Anlagen AG (A)                        631           5,458
   Mayr-Melnhof Karton AG                  100          14,146
   OMV AG                                   87          20,956
   RHI AG (A)                              224           5,260
   Telekom Austria AG                      988          15,082
   VA Technologie (A)                      120           7,523
   Verbund-Oesterreichischen
     Elektrizaetswirtschafts AG,
     Cl. A (A)                               5             983
   Voestalpine AG                           22           1,285
   Wienerberger AG                          41           1,632
                                                   -----------
                                                       126,685
                                                   -----------
BELGIUM--2.2%
   AGFA-Gevaert NV                         111           3,508
   Barco NV                                127          10,888
   Bekaert SA                               18           1,175
   Belgacom SA                             550          20,269
   Colruyt SA                               44           6,396
   Compagnie Maritime Belge SA              46           9,736
   Confinimmo SA                            85          12,378
   D'ieteren NV                             50           9,085
   Delhaize Group                          260          16,801
   Dexia                                 1,299          26,097
   Dolmen Computer Applications              5              67
   Electrabel                               57          21,371
   Fortis                                2,390          60,890
   Groupe Bruxelles Lambert SA              62           4,681
   Interbrew                               679          24,197
   KBC Bancassurance Holding               335          24,627
   Mobistar SA (A)                          74           5,568
   Omega Pharma SA                          26           1,427
   Solvay SA                                72           7,278
   UCB SA                                  109           5,777
   Umicore                                 156          12,087
                                                   -----------
                                                       284,303
                                                   -----------
DENMARK--1.1%
   AP Moller-Maersk A/S                      2          14,813
   Danisco A/S                             100           5,564
   Danske Bank A/S                         632          17,717
   FLS Industries A/S (A)                  465           6,408
   GN Store Nord                           684           6,951
   H. Lundbeck A/S                         536           9,694
   ISS A/S (A)                              92           4,912
   Kobenhavns Lufthavne (A)                 90          15,146
   NKT Holding A/S (A)                     227           5,357
   Novo-Nordisk A/S, Cl. B (A)             519          25,880
   Novozymes A/S, Cl. B (A)                 74           3,301
   TDC A/S (A)                             625          23,200
   Vestas Wind Systems A/S (A)             263           3,273


                                     NUMBER OF         MARKET
                                       SHARES          VALUE
--------------------------------------------------------------
   William Demant Holdings (A)              37     $     1,628
                                                   -----------
                                                       143,844
                                                   -----------
FINLAND--2.2%
   Elisa Corp. (A)                         292           4,259
   Fortum Oyj (A)                          422           6,480
   KCI Konecranes Oyj (A)                  141           5,635
   Kesko Oyj, Cl. B (A)                     74           1,662
   Kone Oyj (A)                             85           5,471
   Nokia Oyj (A)                         9,720         150,373
   Pohjola Group PLC, Cl. D              1,233          12,969
   Rautaruukki Oyj (A)                   1,397          14,533
   Sampo Oyj, Cl. A                      1,915          22,887
   Stora Enso Oyj, Cl. R                   808          11,570
   Tietoenator Oyj                         151           4,251
   UPM-Kymmene Oyj (A)                   1,424          28,243
   Uponor Oyj (A)                           38           1,337
   Wartsila Oyj, Cl. B (A)                 544          14,827
                                                   -----------
                                                       284,497
                                                   -----------
FRANCE--12.5%
   Accor SA                                236           9,827
   Air France (A)                          610          10,655
   Air Liquide (A)                         248          40,176
   Alcatel SA (A)                        1,989          29,167
   Alstom (A)                              304             206
   Arcelor (A)                             998          18,696
   Atos Origin (A)                          73           4,578
   Autoroutes du Sud de la France (A)      360          16,671
   Aventis SA (A)                        1,414         121,408
   AXA                                   2,946          63,595
   BNP Paribas                           1,575         107,521
   Bouygues                                257          10,155
   Business Objects SA (A)                 163           4,171
   Cap Gemini SA (A)                        98           2,474
   Carrefour SA (A)                      1,252          54,999
   Casino Guichard Perrachon SA            128           8,869
   Cie de Saint-Gobain (A)                 733          40,379
   Cie Generale D'Optique Essilor
     International SA                      122           8,305
   CNP Assurances                          252          17,203
   Credit Agricole SA                    1,185          34,830
   Dassault Systemes SA (A)                366          18,630
   European Aeronautic Defense
     and Space Co. (A)                     354          10,124
   France Telecom (A)                    2,297          65,957
   Gecina SA                                66           5,726
   Groupe Danone (A)                       440          36,935
   Hermes International                     65          12,576
   Imerys SA                                92           6,487
   Klepierre                                72           5,509
   L'Oreal SA                              556          38,028
   Lafarge SA (A)                          405          37,080
   Lagardere S.C.A. (A)                    320          20,678
   LVMH Moet Hennessy Louis
     Vuitton SA                            399          27,417
   Michelin (C.G.D.E.), Cl. B (A)          168           9,169
   Pernod-Ricard                           127          17,632
   Peugeot SA                              226          13,930
   Pinault-Printemps-Redoute (A)           260          24,570

--------------------------------------------------------------------------------
1

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                 EUROPEAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Publicis Groupe                         494     $    14,779
   Renault SA (A)                          435          36,515
   Sagem SA (A)                             44           4,017
   Sanofi-Synthelabo SA (A)                606          44,433
   Schneider Electric SA                   505          33,538
   Societe Generale, Cl. A (A)             733          68,189
   Sodexho Alliance SA                     119           3,017
   STMicroelectronics NV (A)             1,437          26,571
   Suez SA                               1,801          42,220
   Technip-Coflexip SA (A)                  35           5,504
   Thales SA (A)                           101           3,654
   Thomson Multimedia SA                   227           5,153
   Total SA                              1,221         254,671
   Unibail                                 121          15,948
   Valeo SA                                 79           2,927
   Veolia Environnement                    303           9,208
   Vinci SA                                 83           9,914
   Vivendi Universal SA (A)              2,237          61,286
                                                   -----------
                                                     1,595,877
                                                   -----------
GERMANY--8.4%
   Adidas-Salomon AG                        57           7,989
   Allianz AG (A)                          585          62,416
   Altana AG (A)                           389          19,717
   BASF AG (A)                           1,093          68,392
   Bayer AG                              1,072          30,466
   Bayerische Hypo-und
     Vereinsbank AG (A)                  1,373          26,933
   Beiersdorf AG (A)                       166          15,810
   Celesio AG (A)                          254          18,471
   Commerzbank AG (A)                      541           9,920
   Continental AG (A)                      376          20,593
   DaimlerChrysler AG (A)                1,693          70,147
   Deutsche Bank AG (A)                  1,006          76,709
   Deutsche Boerse AG (A)                  118           5,911
   Deutsche Lufthansa AG (A)               238           3,146
   Deutsche Post AG (A)                    925          18,133
   Deutsche Telekom AG (A)               5,057          97,194
   Douglas Holding AG                      391          12,083
   E.ON AG (A)                           1,295         105,689
   Epcos AG (A)                             61             928
   Fresenius Medical Care AG (A)           198          15,202
   HeidelbergerCement AG (A)               277          13,675
   Hypo Real Estate Holdings (A)           105           3,939
   Infineon Technologies AG (A)            967          10,567
   KarstadtQuelle AG (A)                   357           4,061
   Linde AG (A)                            104           6,301
   Merck KGaA (A)                          115           6,426
   Metro AG (A)                            182           8,717
   Muenchener Rueckversicherungs
     AG (A)                                380          37,286
   Puma AG Rudolf Dassler Sport (A)         29           7,285
   RWE AG (A)                              683          36,287
   SAP AG (A)                              422          72,105
   Schering AG (A)                         210          13,541
   Siemens AG (A)                        1,557         116,254
   Suedzucker AG                           629          11,985
   ThyssenKrupp AG (A)                     332           6,245
   TUI AG (A)                              549          11,479


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Volkswagen AG (A)                       279     $    12,431
                                                   -----------
                                                     1,064,433
                                                   -----------
GREECE--1.0%
   Alpha Bank (A)                          607          17,445
   Coca-Cola Hellenic Bottling Co. SA      533          11,895
   Cosmote Mobile Telecommunications
     SA (A)                                100           1,812
   EFG Eurobank Ergasias SA (A)            732          20,082
   Emporiki Bank of Greece SA (A)          192           5,042
   Hellenic Petroleum SA (A)               114           1,094
   Hellenic Technodomiki Tev SA (A)      1,111           3,952
   Hellenic Telecommunications
     Organization SA (A)                   314           4,878
   Intracom SA (A)                         904           3,702
   National Bank of Greece SA (A)          309           8,652
   OPAP SA (A)                             148           3,026
   Piraeus Bank SA (A)                     406           5,434
   Public Power Corp. (A)                  534          13,297
   Technical Olympic SA (A)              1,340           6,447
   Viohalco (A)                          1,894          14,832
                                                   -----------
                                                       121,590
                                                   -----------
IRELAND--1.3%
   Allied Irish Banks PLC - Dublin       1,382          24,139
   Allied Irish Banks PLC - UK             872          15,276
   Bank of Ireland - Dublin              1,593          21,913
   Bank of Ireland - UK                    975          13,412
   CRH PLC - Dublin                        858          20,531
   Depfa Bank PLC                        1,100          16,891
   Elan Corp. PLC (A)                      695          17,964
   Grafton Group PLC (A)                   643           5,862
   Greencore Group PLC                     200             740
   Independent News & Media PLC          1,951           5,692
   Irish Life & Permanent PLC              704          11,891
   Kerry Group PLC, Cl. A                  142           3,198
   Ryanair Holdings PLC (A)              1,409           7,374
                                                   -----------
                                                       164,883
                                                   -----------
ITALY--5.5%
   Alleanza Assicurazioni SpA              580           6,865
   Assicurazioni Generali SpA            1,990          59,255
   Autogrill SpA (A)                     1,008          14,885
   Autostrade SpA                          817          17,929
   Banca Antonveneta SpA (A)               400           8,430
   Banca Fideuram SpA                    1,668           8,431
   Banca Intesa SpA (A)                  4,724          19,404
   Banca Intesa SpA - RNC (A)            1,759           5,942
   Banca Monte dei Paschi di Siena
     SpA (A)                             3,703          11,088
   Banca Nazionale del Lavoro SpA (A)    1,908           4,431
   Banca Popolare di Milano Scrl (A)       790           5,570
   Banche Popolari Unite Scrl              350           6,243
   Banco Popolare di Verona e
     Novara Scrl                           461           8,200
   Benetton Group SpA (A)                  803           9,299
   Capitalia SpA                         5,544          21,353
   Edison SpA (A)                        8,700          17,311
   Enel SpA                              5,042          45,743
   ENI-Ente Nazionale Idrocarburi SpA    5,410         123,224

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                 EUROPEAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Fiat SpA (A)                            452     $     3,297
   FinecoGroup SpA (A)                     177           1,279
   Finmeccanica SpA (A)                  7,355           5,863
   Gruppo Editoriale L'Espresso SpA (A)    215           1,156
   Luxottica Group SpA (A)                 663          12,276
   Mediaset SpA (A)                      2,307          26,391
   Mediobanca SpA                          582           8,088
   Mediolanum SpA                        1,530           9,632
   Pirelli & Co. SpA (A)                 1,592           1,776
   Riunione Adriatica di Sicurta
     SpA (A)                             1,292          27,378
   Sanpaolo IMI SpA                      1,264          16,077
   Seat Pagine Gialle SpA (A)           17,602           5,980
   Snam Rete Gas SpA                       436           2,221
   Telecom Italia Media SpA (A)          1,725             636
   Telecom Italia SpA (A)               17,146          57,264
   Telecom Italia SpA - RNC (A)         13,836          34,524
   TIM SpA (A)                           7,891          46,650
   Tiscali SpA (A)                         226             925
   Unicredito Italiano SpA (A)           9,405          50,666
                                                   -----------
                                                       705,682
                                                   -----------
NETHERLANDS--6.0%
   ABN-Amro Holding NV (A)               3,100          74,377
   Aegon NV (A)                          2,203          24,187
   Akzo Nobel NV (A)                       339          12,792
   ASML Holding NV (A)                   1,763          25,199
   Corio NV                                121           6,065
   DSM NV (A)                              101           5,513
   Euronext NV (A)                         186           5,403
   Heineken NV (A)                         377          11,887
   IHC Caland NV                           103           5,916
   ING Groep NV (A)                      3,557          94,445
   Koninklijke Ahold NV (A)              3,821          26,598
   Koninklijke Philips Electronics
     NV (A)                              2,608          61,905
   OCE NV (A)                               98           1,366
   Qiagen NV (A)                           353           3,718
   Reed Elsevier NV                      1,745          22,999
   Rodamco Europe NV (A)                   204          13,913
   Royal Dutch Petroleum Co. (A)         4,332         236,087
   Royal KPN NV (A)                      3,452          27,696
   Royal Numico NV (A)                     186           6,288
   TPG NV (A)                              419          10,155
   Unilever NV (A)                       1,131          65,994
   Vedior NV (A)                           111           1,636
   VNU NV (A)                              278           7,616
   Wereldhave NV                            61           5,464
   Wolters Kluwer NV (A)                   338           6,181
                                                   -----------
                                                       763,400
                                                   -----------
NORWAY--0.9%
   DNB NOR ASA                           2,172          18,457
   Frontline Ltd. (A)                      479          23,669
   Norsk Hydro ASA                         183          13,507
   Norske Skogindustrier ASA (A)           244           4,454
   Orkla ASA (A)                           256           7,312
   Schibsted ASA                           584          12,775
   Statoil ASA (A)                         546           7,926
   Storebrand                              190           1,450
   Tandberg ASA (A)                        153           1,445
   Telenor ASA (A)                       2,290          18,289


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Yara International ASA (A)              183     $     1,966
                                                   -----------
                                                       111,250
                                                   -----------
PORTUGAL--0.5%
   Banco BPI SA (A)                      1,252           4,886
   Banco Comercial Portugues SA (A)      2,393           5,665
   Banco Espirito Santo SA (A)             842          14,448
   Brisa-Auto Estradas de
     Portugal SA                           337           2,764
   Cimpor Cimentos de Portugal SA (A)    2,790          14,959
   Electricidade de Portugal SA (A)      2,244           6,662
   Jeronimo Martins (A)                     36             425
   Portugal Telecom SGPS SA (A)          1,173          13,254
   Sonae SGPS SA                         1,246           1,531
                                                   -----------
                                                        64,594
                                                   -----------
SPAIN--5.2%
   Acciona SA                              193          13,657
   Acerinox SA                             944          13,155
   ACESA Infraestructuras SA             1,119          21,006
   ACS Actividades Cons y Serv (A)         708          13,762
   Altadis SA                              362          13,327
   Amadeus Global Travel Distribution,
     Cl. A (A)                           1,387          11,412
   Antena 3 Television SA (A)               20           1,289
   Banco Bilbao Vizcaya Argentaria SA    6,698         105,421
   Banco Popular Espanol SA                300          17,075
   Banco Santander Central Hispano SA    8,923          99,907
   Endesa SA (A)                         1,981          40,330
   Fomento de Construcciones y
     Contratas SA                          337          12,885
   Gas Natural SDG SA (A)                  169           4,610
   Iberdrola SA (A)                      1,755          38,536
   Iberia Lineas Aereas de Espana (A)    1,446           4,108
   Inditex SA (A)                          960          24,470
   Indra Sistemas SA (A)                   360           5,353
   Promotora de Informaciones SA            95           1,800
   Repsol YPF SA (A)                     1,904          41,394
   Sacyr Vallehermoso SA (A)               298           4,595
   Sociedad General de Aguas de
     Barcelona SA, Cl. A                   970          17,216
   Telefonica Publicidad e Informacion
     SA (A)                                207           1,528
   Telefonica SA (A)                     9,077         150,298
   Union Fenosa SA (A)                     247           6,037
                                                   -----------
                                                       663,171
                                                   -----------
SWEDEN--3.0%
   Alfa Laval AB                            84           1,182
   Assa Abloy AB, Cl. B (A)                367           4,970
   Atlas Copco AB                          151           5,788
   Atlas Copco AB, Cl. A                   140           5,812
   Axfood AB                                30             914
   Castellum AB                             51           1,472
   Electrolux AB, Cl. B                    369           6,864
   Eniro AB                                568           4,821
   Fabege AB (A)                           269           4,033
   Gambro AB (A)                           585           6,847
   Getinge AB                              445           4,988
   Hennes & Mauritz AB, Cl. B              992          28,975
   Holmen AB                               144           4,481

--------------------------------------------------------------------------------
3

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                 EUROPEAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Nordea AB (A)                         5,227     $    45,285
   OMHEX AB (A)                            972          11,514
   Sandvik AB                              274          10,290
   SAS AB (A)                               92             686
   Securitas AB, Cl. B                     369           5,063
   Skandia Forsakrings AB                  824           3,077
   Skandinaviska Enskilda Banken SEB,
     Cl. A (A)                           1,673          27,924
   Skanska AB, Cl. B                       477           5,212
   SKF AB                                  166           6,457
   Ssab Svenskt Stal AB (A)                282           5,465
   Svenska Cellulosa AB, Cl. B             237           8,850
   Svenska Handelsbanken, Cl. A (A)      1,189          25,816
   Swedish Match AB                        601           6,652
   Tele2 AB, Cl. B (A)                     117           3,897
   Telefonaktiebolaget LM Ericsson,
     Cl. B (A)                          29,820          86,890
   TeliaSonera AB                        4,040          21,715
   Trelleborg AB                           266           3,744
   Volvo AB, Cl. A                         416          15,269
   Volvo AB, Cl. B                         283          10,748
                                                   -----------
                                                       385,701
                                                   -----------
SWITZERLAND--9.0%
   ABB Ltd. (A)                          2,827          16,386
   Adecco SA (A)                           506          24,433
   Ciba Specialty Chemicals AG (A)          82           5,656
   Clariant AG (A)                       1,322          17,938
   Compagnie Financiere Richemont
     AG, Cl. A (A)                       1,251          35,574
   Credit Suisse Group (A)               2,249          77,139
   Geberit AG (A)                           10           6,533
   Givaudan (A)                             25          15,673
   Holcim Ltd. (A)                         382          20,478
   Kudelski SA (A)                          41           1,247
   Logitech International SA (A)            54           2,811
   Lonza Group AG                           99           4,851
   Nestle SA                               821         194,780
   Novartis AG (A)                       4,951         236,789
   Roche Holding AG - Bearer (A)           134          16,465
   Roche Holding AG - Genusschein (A)    1,296         132,867
   Schindler Holding AG (A)                 18           5,778
   Serono SA, Cl. B (A)                     26          16,213
   SGS SA (A)                               21          13,421
   Sulzer AG (A)                            42          14,212
   Swatch Group AG (A)                     496          13,710
   Swatch Group AG, Cl. B (A)               38           5,109
   Swiss Reinsurance (A)                   561          34,537
   Swisscom AG (A)                          56          20,228
   Syngenta AG (A)                         133          12,722
   Synthes, Inc. (A)                       120          12,825
   UBS AG (A)                            2,109         152,447
   Unaxis Holding AG (A)                    12             999
   Zurich Financial Services AG (A)        256          36,559
                                                   -----------
                                                     1,148,380
                                                   -----------
UNITED KINGDOM--31.6%
   3i Group PLC                            741           7,932
   Aegis Group PLC                       2,466           4,622
   Alliance Unichem PLC                  1,206          14,771


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   Amec PLC                                938     $     5,464
   Amvescap PLC (A)                        842           4,564
   ARM Holdings PLC                      1,271           2,271
   Associated British Ports Holdings
     PLC                                   591           5,017
   AstraZeneca PLC                       3,389         139,000
   Aviva PLC                             4,693          47,000
   BAA PLC                               2,227          23,469
   BAE Systems PLC                       7,864          34,429
   Balfour Beatty PLC                    1,042           5,194
   Barclays PLC                         12,583         123,011
   Barratt Developments PLC                476           4,426
   BBA Group PLC                           973           4,720
   Berkeley Group Holdings PLC             284           6,210
   BG Group PLC (A)                      7,346          47,921
   BHP Billiton PLC                      5,132          52,198
   BOC Group PLC                           620           9,992
   Boots Co. PLC                         1,030          12,454
   BP PLC                               45,396         440,037
   BPB PLC                                 887           6,850
   Brambles Industries PLC                 908           4,388
   British American Tobacco PLC (A)      3,187          48,023
   British Land Co. PLC                    617           8,447
   British Sky Broadcasting PLC          2,919          27,276
   BT Group PLC                         18,674          63,741
   Bunzl PLC                               582           4,414
   Cable & Wireless PLC (A)              2,734           5,250
   Cadbury Schweppes PLC                 4,414          36,703
   Capita Group PLC                        592           3,827
   Carnival PLC (A)                        208          11,016
   Cattles PLC                             767           5,018
   Centrica PLC                          8,280          36,631
   Close Brothers Group PLC                302           3,685
   Cobham PLC                              217           5,515
   Compass Group PLC                     5,227          21,611
   Corus Group PLC (A)                   6,800           6,092
   Daily Mail & General Trust              380           5,059
   Davis Service Group PLC                 673           4,477
   De La Rue PLC                         2,236          13,272
   Diageo PLC                            5,930          79,384
   Dixons Group PLC                      2,426           7,657
   Electrocomponents PLC                   783           4,183
   Emap PLC                                319           4,607
   EMI Group PLC                         1,419           5,521
   Enterprise Inns PLC                     611           6,950
   Exel PLC                                371           4,823
   Firstgroup PLC                        1,032           5,452
   Friends Provident PLC                 2,039           5,096
   GKN PLC                                 908           3,566
   GlaxoSmithKline PLC                  12,291         259,060
   Great Portland Estates PLC              162             901
   GUS PLC                               2,305          37,740
   Hammerson PLC                           497           6,694
   Hanson PLC                              919           6,789
   Hays PLC                              2,078           4,916
   HBOS PLC                              7,459          99,990
   Hilton Group PLC                      4,976          23,568
   HSBC Holdings PLC                    22,909         370,247
   IMI PLC                                 758           4,861
   Imperial Chemical Industries PLC      1,485           5,717
   Imperial Tobacco Group PLC            1,609          37,609
   Intercontinental Hotels Group PLC       915          11,207

--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------
                               TD WATERHOUSE TRUST

                 EUROPEAN INDEX FUND  o  SCHEDULE OF INVESTMENTS
                          October 31, 2004 (Unaudited)


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   International Power PLC (A)           4,356     $    12,867
   Invensys PLC (A)                      4,362           1,222
   ITV PLC (A)                           7,766          15,270
   J Sainsbury PLC                       1,584           7,502
   Johnson Matthey PLC                     273           4,761
   Kelda Group PLC                       1,551          15,946
   Kesa Electricals PLC                    651           3,254
   Kidde PLC (A)                         2,744           8,471
   Kingfisher PLC                        5,849          32,486
   Land Securities Group PLC               969          21,243
   Legal & General Group PLC            13,522          24,599
   Liberty International PLC               450           7,120
   Lloyds TSB Group PLC                 11,634          92,142
   LogicaCMG PLC                           934           3,029
   Man Group PLC                           345           8,286
   Marks & Spencer Group PLC             5,693          37,557
   MFI Furniture PLC                     1,817           3,422
   Misys PLC                             1,193           4,719
   Mitchells & Butlers PLC                 645           3,375
   National Grid Group PLC               6,401          55,695
   Next PLC                                351          10,771
   Pearson PLC                             999          10,978
   Peninsular and Oriental Steam
     Navigation Co.                      1,326           6,530
   Persimmon PLC                         1,095          12,435
   Pilkington PLC                        2,730           4,327
   Provident Financial PLC                 458           4,919
   Prudential PLC                        3,272          24,080
   Rank Group PLC                        2,251          11,830
   Reckitt Benckiser PLC                 1,347          36,980
   Reed Elsevier PLC                     3,172          28,357
   Rentokil Initial PLC                  2,320           6,608
   Reuters Group PLC                     1,786          12,168
   Rexam PLC                             1,506          11,914
   Rio Tinto PLC                         2,219          58,065
   RMC Group PLC                           477           7,455
   Rolls-Royce Group PLC (A)             1,814           8,642
   Rolls-Royce Group PLC, Cl. B (A)    148,385             285
   Royal & Sun Alliance Insurance
     Group                               1,424           1,956
   Royal Bank of Scotland Group PLC      6,197         182,770
   SABmiller PLC                         1,664          24,019
   Sage Group PLC                        1,510           5,092
   Schroders PLC                           388           4,570
   Scottish & Newcastle PLC              1,000           7,410
   Scottish & Southern Energy PLC        1,783          27,342
   Scottish Power PLC                    4,461          36,049
   Serco Group PLC                       1,299           5,204
   Severn Trent PLC                        429           7,217
   Shell Transport & Trading Co. PLC    20,081         158,212
   Signet Group PLC (A)                  5,727          11,182
   Slough Estates PLC                      754           6,294
   Smith & Nephew PLC                    1,158           9,842
   Smiths Group PLC                        696           9,535
   Stagecoach Group PLC                  2,514           4,101
   Tate & Lyle PLC                       1,765          13,760
   Taylor Woodrow PLC                    1,069           4,548
   Tesco PLC                            14,816          78,138
   Tomkins PLC (A)                       2,334          10,679
   Unilever PLC (A)                      5,751          48,507
   United Business Media PLC               604           5,294


                                     NUMBER OF         MARKET
                                      SHARES           VALUE
--------------------------------------------------------------
   United Utilities PLC                    580     $     6,118
   United Utilities PLC, Cl. A             836           5,976
   Vodafone Group PLC                  139,584         357,816
   Whitbread PLC (A)                       369           5,506
   William Hill PLC                        759           6,820
   Wimpey George PLC                       689           4,431
   Wolseley PLC                            720          12,450
   WPP Group PLC                         1,468          14,742
   Yell Group PLC                        1,967          13,229
                                                   -----------
                                                     4,020,654
                                                   -----------
TOTAL FOREIGN COMMON STOCK
 (COST $9,881,189)--91.4%                           11,648,944
                                                   -----------

FOREIGN PREFERRED STOCKS

GERMANY--0.3%
   Henkel KGaA (A)                          74           5,556
   Porsche AG (A)                           20          12,769
   ProSieben SAT.1 Media AG (A)            237           4,258
   RWE AG (A)                              133           6,025
   Volkswagen AG (A)                       293           9,441
                                                   -----------
                                                        38,049
                                                   -----------
TOTAL FOREIGN PREFERRED STOCKS
 (COST $34,342)--0.3%                                   38,049
                                                   -----------

RIGHTS

ITALY--0.0%
   Telecom Italia Media,
     expires 10/29/04 (A)                1,725              31
                                                   -----------
UNITED KINGDOM--0.0%
   Prudential PLC,
     expires 11/10/04 (A)                  545             921
                                                   -----------
TOTAL RIGHTS
 (COST $0)--0.0%                                           952
                                                   -----------

TOTAL INVESTMENTS--91.7%
 (COST $9,915,531)                                  11,687,945

OTHER ASSETS AND LIABILITIES, NET--8.3%              1,054,638
                                                   -----------

     TOTAL NET ASSETS                              $12,742,582
                                                   ===========
(A)   Non-income producing security.

The following futures contracts were open as of October 31, 2004:

                      # of                         Unrealized       Expiration
Description        Contracts         Value        Deprecation          Date
-----------        ----------        -----        -----------          ----
MSCI(R) Pan
 European
 Index                 19          $403,199          $(159)        December 2004

At October 31, 2004, the tax basis cost of the Fund's investments was $9,915,531, and the unrealized appreciation and depreciation were $2,134,091 and $(361,677), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annul or annual report.
--------------------------------------------------------------------------------
5

ITEM 2. CONTROLS AND PROCEDURES.
(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S
     DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      TD Waterhouse Trust
--------------------------------------------------------------------------------
By (Signature and Title)* /s/          George O. Martinez, President
                         -------------------------------------------------------

Date 12/9/04



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/         George O. Martinez, President
                         -------------------------------------------------------

Date 12/9/04

By (Signature and Title)* /s/         Christopher Salfi, Treasurer
                         -------------------------------------------------------

Date 12/9/04

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.